              As filed with the Securities and Exchange Commission.
                                                `33 Act Registration No. 2-51911
                                               `40 Act Registration No. 811-2804

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                      Post-Effective Amendment No. 49            [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 50


                         NATIONWIDE DC VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus and Statement of Additional Information.

It is proposed that this filing will become effective (check appropriate space):


[   ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on October 1, 1999, pursuant to paragraph (b) of Rule 485
[   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[   ] on (date), pursuant to paragraph (a)(1) of Rule 485


================================================================================

                                    1 of 191

                         NATIONWIDE DC VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4   ITEM                                                                                   PAGE
Part A  INFORMATION REQUIRED IN A PROSPECTUS
      Item    1.  Cover page ..........................................................         3
      Item    2.  Definitions .........................................................         5
      Item    3.  Synopsis or Highlights ..............................................        14
      Item    4.  Condensed Financial Information .....................................        13
      Item    5.  General Description of Registrant, Depositor, and Portfolio Companies        15
      Item    6.  Deductions and Expenses .............................................        16
      Item    7.  General Description of Variable Annuity Contracts ...................        19
      Item    8.  Annuity Period ......................................................        22
      Item    9.  Death Benefit .......................................................        25
      Item   10.  Purchases and Contract Value ........................................        18
      Item   11.  Redemptions .........................................................        21
      Item   12.  Taxes ...............................................................        26
      Item   13.  Legal Proceedings ...................................................        28
      Item   14.  Table of Contents of the Statement of Additional Information ........        35

Part B  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
      Item   15.  Cover Page ..........................................................        79
      Item   16.  Table of Contents ...................................................        79
      Item   17.  General Information and History .....................................        79
      Item   18.  Services ............................................................        79
      Item   19.  Purchase of Securities Being Offered ................................        80
      Item   20.  Underwriters ........................................................        80
      Item   21.  Calculation of Performance ..........................................        80
      Item   22.  Annuity Payments ....................................................        81
      Item   23.  Financial Statements ................................................        82

Part C  OTHER INFORMATION
      Item   24.  Financial Statements and Exhibits ...................................       153
      Item   25.  Directors and Officers of the Depositor .............................       155
      Item   26.  Persons Controlled by or Under Common Control with the Depositor or
                  Registrant ..........................................................       157
      Item   27.  Number of Contract Owners ...........................................       169
      Item   28.  Indemnification .....................................................       169
      Item   29.  Principal Underwriters ..............................................       169
      Item   30.  Location of Accounts and Records ....................................       171
      Item   31.  Management Services .................................................       171
      Item   32.  Undertakings ........................................................       171



                                    2 of 191

                       SUPPLEMENT DATED OCTOBER 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE DC VARIABLE ACCOUNT


This supplement updates certain information contained in your prospectus. Please read it and keep it for future reference.


1. EFFECTIVE OCTOBER 1, 1999, THE LISTING OF AVAILABLE UNDERLYING MUTUAL FUND OPTIONS AT PAGE 1 OF THE PROSPECTUS IS AMENDED TO ADD THE
         FOLLOWING:

-    The Brown Capital Management Small Company Fund

-    Nationwide Separate Account Trust - Nationwide(R) Income Fund (subadvisers:
     NCM Capital Management Group, Inc. and Smith Graham & Co. Asset Managers, L.P.)

2. THE UNDERLYING MUTUAL FUND ANNUAL EXPENSES TABLE AT PAGES 6 THROUGH 8 OF THE PROSPECTUS IS AMENDED TO ADD THE FOLLOWING INFORMATION:

                                      Underlying Mutual Fund Annual Expenses
                (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
                                     Management Fees  Other Expenses    12b-1 Fees    Total Mutual Fund
                                                                                           Expenses
The Brown Capital Management Small        0.65%            0.85%           0.00%            1.50%
Company Fund
NSAT - Nationwide Income Fund             0.04%            0.71%           0.00%            0.75%

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                     Management Fees  Other Expenses    12b-1 Fees    Total Mutual Fund
                                                                                           Expenses
The Brown Capital Management Small        1.00%            0.85%           0.00%            1.85%
Company Fund
NSAT - Nationwide Income Fund             0.45%            0.71%           0.00%            1.16%




                                    3 of 191

3. THE "EXAMPLE" LOCATED AT PAGES 9 THROUGH 11 OF THE PROSPECTUS IS AMENDED TO ADD THE FOLLOWING INFORMATION:

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under the contracts assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. Deductions for premium taxes are not reflected but may apply. The example reflects CDSC at 5% of total purchase payments and the maximum Variable Account Annual Expense Fee (0.95% of average account value). The example reflects the Participant Account Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Participant Account Maintenance Charge is reduced accordingly.

For those contracts that have a different CDSC schedule or a lower Variable Account Annual Expense Fee, the actual expenses are reduced.

The summary of contract expenses and example are to help contract owners understand expenses associated with the contracts.

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                               contract at the end of the     contract at the end of the    at the end of the applicable
                                  applicable time period        applicable time period              time period
                              1 Yr.   3 Yrs. 5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
The Brown Capital Management    76     129    185     337      26    79     135     287      *     79     135      287
Small Company Fund
NSAT - Nationwide Income Fund   68     105    145     257      18    55     95      207      *     55      95      207

5. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" AT PAGES 34 THROUGH 43 OF THE PROSPECTUS IS AMENDED TO ADD THE FOLLOWING INFORMATION:

THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

The investment objective of the Fund is to seek capital appreciation principally through investment in the equity securities of those companies with operating revenues of $250 million or less at the time of the initial investment. Current income is of secondary importance.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE INCOME FUND

The Fund seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. Under normal conditions, the Fund invests primarily in investment grade corporate bonds and U.S. Government Securities. The Fund is subadvised by NCM Capital Management Group, Inc. and Smith Graham & Co. Asset Managers, L.P.

6. "APPENDIX B: CONDENSED FINANCIAL INFORMATION" AT PAGES 44 THROUGH 76 THE PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING INFORMATION AFTER THE
     TABLES:

The Brown Capital Management Small Company Fund and the NSAT - Nationwide Income Fund were added to the variable account on October 1, 1999, and therefore, no condensed financial information is available.

7. THE "EXCHANGE PRIVILEGE" AT PAGE 18 OF THE PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING INFORMATION:

Certain plans may select investment options, unrelated to the annuity contract, that may impose limitations affecting the exchange privileges associated with the investment options available in the annuity contract.

One such investment option that may be chosen is the Morley Stable Value Retirement Fund. Although the Morley Stable Value Retirement Fund may be purchased by plans as an investment option outside the variable annuity contract described in this prospectus, the Morley Stable Value Retirement Fund may impose restrictions on amounts that may be directly transferred to options which are considered "competing investment options."

Competing investment options include the Nationwide Money Market Fund, the Federated U.S. Government Securities Fund: 2-5 Years: Institutional Shares and the Nationwide Fixed Account Option. If the Morley Stable Value Retirement Fund is available in your Plan, amounts withdrawn from the Morley Stable Value Retirement Fund may not be transferred to a "competing investment option" for a period of at least 90 days.

The Morley Stable Value Retirement Fund is operated by Morley Capital Management, Inc. and advised by Union Bond and Trust; both entities are wholly-owned subsidiaries of Nationwide Financial Services Inc.

There is no charge assessed for any exchanges.

8. THE LAST SENTENCE OF THE SECTION ENTITLED "NATIONWIDE SEPARATE ACCOUNT TRUST" IN APPENDIX A OF THE PROSPECTUS IS AMENDED AS FOLLOWS:

Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services, Inc. ("NAS") for the: Nationwide(R) Bond Fund - Class D, Nationwide(R) Fund - Class D, Nationwide(R) Money Market Fund - Prime Shares, Nationwide S&P 500(R) Index Fund - Class Y and the Nationwide Separate Account Trust Nationwide Small Company Fund were transferred to Villanova Mutual Fund Capital Trust ("VMF"). VMF is an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers and subadvisers for each of the Funds continue to manage the Funds after the transfer to VMF. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services, Inc. ("NAS") for the Prestige Large Cap Growth Fund, Prestige Large Cap Value Fund, Prestige International Fund, Prestige Balanced Fund and Prestige Small Cap Fund were transferred to Villanova Mutual Fund Capital Trust ("VMF"). VMF is an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The subadviser for each of the Funds continues to subadvise the Fund after the transfer to VMF.

Effective September 1, 1999, the investment advisory services previously performed by NAS for the Nationwide Asset Allocation Trust - The Aggressive Portfolio, The Moderately Aggressive Portfolio, The Moderate Portfolio, The Moderately Conservative Portfolio and the Conservative Portfolio were transferred to Villanova SA Capital Trust ("VSA"). VSA is an affiliate of NAS and an indirect subsidiary of NFS. The portfolio manager for each of the Portfolios continues to manage the Portfolios after the transfer to VSA.

                        NATIONWIDE LIFE INSURANCE COMPANY

                     Group Flexible Fund Retirement Contract

 Issued by Nationwide Life Insurance Company through its Nationwide DC Variable
                                    Account

                   The date of this prospectus is May 3, 1999.
--------------------------------------------------------------------------------


This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE CONTRACTS:

-     AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class
-     American Century: International Discovery Fund (formerly American Century
      - Twentieth Century International Discovery Fund - Investor Class)
-     American Century: Income & Growth - Investor Class
-     American Century: Growth (formerly American Century: Twentieth Century
      Growth)
-     American Century: Select (formerly American Century: Twentieth Century
      Select)
-     American Century: Ultra (formerly American Century: Twentieth Century
      Ultra)
-     Davis New York Venture Fund
-     Dreyfus Appreciation Fund, Inc. Dreyfus Cash Management Fund - Class A
-     Dreyfus Premier Midcap Stock Fund - Class A Dreyfus S&P 500 Index Fund
-     Dreyfus Third Century Fund, Inc.
-     Evergreen Income and Growth Fund (formerly Total Return Fund)
-     Federated Bond Fund - Class F
-     Federated U.S. Government Securities Fund: 2-5 Years: Institutional Shares
-     Fidelity Advisor Growth Opportunities Fund - Class A
-     Fidelity Advisor High Yield Fund - Class T
-     Fidelity Asset Manager(TM)
-     Fidelity Equity-Income Fund
-     Fidelity Growth & Income Fund Portfolio
-     INVESCO Dynamics Fund
-     INVESCO Industrial Income Fund (formerly Financial Industrial Income Fund,
      Inc.)
-     INVESCO Total Return Fund
-     Janus Fund
-     Janus Worldwide Fund
-     Massachusetts Investors Growth Stock Fund - Class A
-     MAS Funds Fixed Income Portfolio
-     MFS(R) Growth Opportunities Fund - Class A
-     MFS(R) High Income Fund - Class A
-     Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class
      B
-     Nationwide(R) Bond Fund - Class D - Prime Shares
-     Nationwide(R) Fund - Class D Nationwide(R) Growth Fund - Class D
-     Nationwide(R) Money Market Fund Nationwide S&P 500(R) Index Fund - Class Y
-     LifeDesigns Series
      - The Aggressive Portfolio
      - The Moderately Aggressive Portfolio
      - The Moderate Portfolio
      - The Moderately Conservative Portfolio
      - The Conservative Portfolio
-     Nationwide Separate Account Trust - Nationwide Small Company Fund
-     Neuberger Berman Guardian Fund, Inc.
-     Neuberger Berman Manhattan Fund, Inc.
-     Neuberger Berman Partners Trust
-     Oppenheimer Global Fund/VA - Class A
-     Prestige Balanced Fund - Class Y
-     Prestige International Fund - Class Y
-     Prestige Large Cap Growth Fund - Class Y
-     Prestige Large Cap Value Fund - Class Y
-     Prestige Small Cap Fund - Class Y
-     Putnam Investors Fund - Class A
-     Putnam Voyager Fund - Class A
-     SEI Index Funds - S&P 500 Index Portfolio
-     Seligman Growth Fund, Inc. - Class A

                                    7 of 191

-   Templeton Foreign Fund - Class A
-   T. Rowe Price International Stock Fund(R)
-   Warburg Pincus Emerging Growth Fund

NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

-   Fidelity Contrafund

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER OCTOBER 30, 1997:

-   Fidelity Magellan(R) FunD

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER JANUARY 1, 1994:

-   The Bond Fund of America(SM), Inc.
-   The Income Fund of America(R), Inc.
-   The Growth Fund of America(R), Inc.

NOT AVAILABLE FOR NEW CONTRACRTS ESTABLISHED ON OR AFTER AUGUST 1, 1993:

-   Delaware Group Decatur Fund, Inc. - Decatur Income Fund

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER JANUARY 1, 1987:

-   Fidelity Capital & Income Fund (formerly Fidelity High Income Fund)

The Statement of Additional Information (dated May 3, 1999) which contains additional information about the contracts and the Nationwide DC Variable Account, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional information is on page 31.

For general information or to obtain FREE copies of the:

-     Statement of Additional Information;
-     prospectus for any underlying mutual fund; and
-     required Nationwide forms,

call:    1-800-545-4730
         TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 16766
       COLUMBUS, OHIO 43216
The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                  www.sec.gov

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

The contracts described in this prospectus are marketed primarily to public sector sponsors of non-qualified deferred compensation plans which qualify for tax treatment under Section 457 of the Internal Revenue Code. Many such public sector plan sponsors are members of national civic associations which provide assistance to member entities in establishing non-qualified deferred compensation plans and determining the investment options available under such plans. Acting on the recommendation of these associations, many plan sponsors have determined that their plans will permit investment in some, but not all, of the underlying mutual fund options of the variable account. In such cases, the offering prospectus for the variable account will reflect only those funds which the contract owner/plan sponsor has determined to be available under the plan.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    8 of 191

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit used to calculate the contract value allocated to the variable account before the annuitization date.

ALLOCATED CONTRACT- Contract under which Nationwide maintains individual accounts on behalf of each participant.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GROUP FIXED CONTRACT- Nationwide's Group Fixed Fund Retirement contract or Group Fixed Tax Deferred Annuity contract.

INITIAL TRANSFER- The initial amount transferred by a contract owner from an investment product offered by a provider other than Nationwide. The initial transfer is the initial purchase payment under a contract.

NATIONWIDE- Nationwide Life Insurance Company.

PARTICIPANT ACCOUNT- An account established by Nationwide for each participant. All financial transactions affecting a participant under the contract, other than the purchase and payment of an annuity from the general account of Nationwide, are recorded in the participant's account.

PARTICIPANT ACCOUNT YEAR- For each participant, the participant account year is each one-year period starting with either the date accumulation units were first credited to the participant's account, or an anniversary of that date.

PARTICIPANT EFFECTIVE DATE- The first date accumulation units are credited to the participant's account on behalf of the participant under the contract.

RETIRED PARTICIPANT- A participant who is receiving payments according to the selected optional retirement income form.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT-Nationwide DC Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

                                    9 of 191

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF CONTRACT EXPENSES......................5

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES.....................................6

EXAMPLE...........................................9

CONDENSED FINANCIAL INFORMATION..................11

FINANCIAL STATEMENTS.............................11

SYNOPSIS OF THE CONTRACTS........................12

NATIONWIDE LIFE INSURANCE COMPANY................13

NATIONWIDE INVESTMENT SERVICES CORPORATION.......13

INVESTING IN THE CONTRACT........................13
     The Variable Account and Underlying
          Mutual Funds

STANDARD ACCOUNT CHARGES AND
     DEDUCTIONS..................................14
     Contingent Deferred Sales Charge
     Participant Account Maintenance Charge
     Variable Account Annual Expense Fee
     Premium Taxes

CONTRACT RIGHTS..................................16

OPERATION OF THE CONTRACT........................16
     Minimum Purchase Payments
     Application of Purchase Payments
     Allocation of Purchase Payments
     Determining Variable Account Value -
          Valuing an Accumulation Unit
     Determining Participant Account Value
     Exchange Privilege
     Transfer Requests
     Experience Credits

MODIFICATION OF THE CONTRACT.....................19

CONTRACT SUSPENSION AND TERMINATION..............19

REDEMPTION OF PARTICIPANT ACCOUNTS...............19

RETIREMENT PERIOD................................20
     Additional Purchase Payment Before
          Beginning Retirement Income Payments
     Retirement Income Payments
     Election of Retirement Income Form and
          Date
     Retirement Income Forms
     Determination of Life Income Payments
     Assumed Investment Rate
     Value of an Annuity Unit

DEATH OF PARTICIPANT.............................23
     Participant Death Before Retirement
     Death of Retired Participant

FEDERAL TAX CONSIDERATIONS.......................24
     Contracts Issued under the New York
          Model Plan

STATEMENTS AND REPORTS...........................24

YEAR 2000 COMPLIANCE ISSUES......................25

LEGAL PROCEEDINGS................................26

ADVERTISING AND SUB-ACCOUNT
     PERFORMANCE SUMMARY.........................27

TABLE OF CONTENTS OF STATEMENT OF  ADDITIONAL
     INFORMATION.................................33

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS................................34

APPENDIX B: CONDENSED FINANCIAL
     INFORMATION.................................44

                                   10 of 191

SUMMARY OF CONTRACT EXPENSES

All charges are subject to negotiation therefore the expenses described below may vary from contract to contract. Please refer to the appropriate prospectus provision for more details.

PARTICIPANT TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge
(as a percentage of purchase payments) .......5%

MAXIMUM PARTICIPANT ACCOUNT MAINTENANCE
CHARGE......................................$50

MAXIMUM VARIABLE ACCOUNT ANNUAL EXPENSE FEE(1) (as a percentage of average account value)
 ............................................0.95% per annum

(1) The maximum Variable Account Annual Expense Fee does not include:

- premium taxes that may be imposed by the state in which the contract was issued; or

- deductions for management fees and other expenses made by the underlying mutual funds.

                                   11 of 191

                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS AFTER EXPENSE REIMBURSEMENT)
                                                 Management          Other          12b-1    Total Mutual Fund
                                                    Fees           Expenses          Fees         Expenses
   AIM Equity Funds, Inc. - AIM Constellation       0.63%            0.00%          0.00%           0.63%
   Fund - Institutional Class
   American Century International Discovery         1.66%            0.00%          0.00%           1.66%
   Fund, Inc. (formerly - Twentieth Century
   International Discovery Fund, Inc.) -
   Investor Class
   American Century: Income & Growth -              0.44%            0.00%          0.50%           0.94%
   Investor Class
   American Century: Growth (formerly               1.00%            0.00%          0.00%           1.00%
   Twentieth Century Growth)
   American Century: Select (formerly               1.00%            0.00%          0.00%           1.00%
   Twentieth Century Select)
   American Century: Ultra (formerly                1.00%            0.00%          0.00%           1.00%
   Twentieth Century Ultra)
   The Bond Fund of America(SM), Inc.               0.32%            0.09%          0.25%           0.66%
   Davis New York Venture Fund, Inc.                0.54%            0.14%          0.23%           0.91%
   Delaware Group Decatur Fund, Inc.-Decatur        0.48%            0.22%          0.00%           0.70%
   Income Fund
   Dreyfus Appreciation Fund, Inc.                  0.55%            0.34%          0.00%           0.89%
   Dreyfus Premier Midcap Stock Fund - Class A      1.10%            0.00%          0.25%           1.35%
   Dreyfus Cash Management - Class A                0.20%            0.00%          0.00%           0.20%
   Dreyfus S&P 500 Index Fund                       0.25%            0.25%          0.00%           0.50%
   Dreyfus Third Century Fund, Inc.                 0.75%            0.22%          0.00%           0.97%
   Evergreen Income and Growth Fund (formerly       0.97%            0.28%          0.00%           1.25%
   Total Return Fund)
   Federated Bond Fund - Class F                    0.65%            0.43%          0.00%           1.08%
   Federated U.S. Government Securities             0.40%            0.14%          0.00%           0.54%
   Fund:  2-5 Years - Institutional Shares
   Fidelity Advisor Growth Opportunities Fund       0.46%            0.25%          0.25%           0.96%
   - Class A
   Fidelity Advisor High Yield Fund - Class T       0.58%            0.24%          0.25%           1.07%
   Fidelity Asset Manager(TM)                       0.42%            0.17%          0.00%           0.59%
   Fidelity Capital & Income Fund (formerly         0.58%            0.23%          0.00%           0.81%
   Fidelity High Income Fund)
   Fidelity Contrafund                              0.45%            0.16%          0.00%           0.61%
   Fidelity Equity-Income Fund                      0.47%            0.20%          0.00%           0.67%
   Fidelity Growth & Income Portfolio               0.49%            0.18%          0.00%           0.67%
   Fidelity Magellan(R)Fund                         0.42%            0.17%          0.00%           0.59%
   The Growth Fund of America(R), Inc.              0.35%            0.11%          0.24%           0.70%
   The Income Fund of America(R), Inc.              0.28%            0.07%          0.24%           0.59%
   INVESCO Dynamics Fund                            0.55%            0.28%          0.25%           1.08%

                                   12 of 191

                                UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONTINUED)
                                                 Management          Other           12b-1        Total Mutual
                                                    Fees           Expenses           Fees       Fund Expenses
   INVESCO Industrial Income Fund, Inc.             0.47%            0.18%           0.25%           0.90%
   (formerly Financial Industrial Income
   Fund, Inc.)
   INVESCO Total Return Fund                        0.58%            0.20%           0.25%           1.03%
   Janus Fund                                       0.65%            0.19%           0.00%           0.84%
   Janus Worldwide Fund                             0.65%            0.24%           0.00%           0.89%
   LifeDesigns Series - The Aggressive              0.50%            0.00%           0.00%           0.50%
   Portfolio
   LifeDesigns Series - The Conservative            0.50%            0.00%           0.00%           0.50%
   Portfolio
   LifeDesigns Series - The Moderate Portfolio      0.50%            0.00%           0.00%           0.50%
   LifeDesigns Series - The Moderately              0.50%            0.00%           0.00%           .050%
   Aggressive Portfolio
   LifeDesigns Series - The Moderately              0.50%            0.00%           0.00%           0.50%
   Conservative Portfolio
   MAS Funds Fixed Income Portfolio                 0.38%            0.10%           0.00%           0.48%
   Massachusetts Investors Growth Stock Fund        0.25%            0.22%           0.32%           0.79%
   - Class A
   MFS(R)Growth Opportunities Fund - Class A        0.42%            0.21%           0.18%           0.81%
   MFS(R)High Income Fund - Class A                 0.44%            0.27%           0.30%           1.01%
   Morgan Stanley Institutional Fund, Inc. -        0.60%            0.20%           0.25%           1.05%
   Equity Growth Portfolio - Class B
   Nationwide(R)Bond Fund - Class D                 0.50%            0.30%           0.00%           0.80%
   Nationwide(R)Fund - Class D                      0.57%            0.12%           0.00%           0.69%
   Nationwide(R)Growth Fund - Class D               0.58%            0.19%           0.00%           0.77%
   Nationwide(R)Money Market Fund                   0.40%            0.18%           0.00%           0.58%
   Nationwide S&P 500(R)Index Fund - Class Y        0.13%            0.34%           0.00%           0.47%
   NSAT - Nationwide Small Company Fund             1.00%            0.07%           0.00%           1.07%
   Neuberger  Berman Guardian Fund, Inc.            0.70%            0.09%           0.00%           0.79%
   Neuberger Berman Manhattan Fund, Inc.            0.79%            0.15%           0.00%           0.94%
   Neuberger Berman Partners Trust                  0.85%            0.05%           0.00%           0.90%
   Oppenheimer Global Fund/VA - Class A             0.69%            0.23%           0.22%           1.14%
   Prestige Balanced Fund - Class Y                 0.25%            0.70%           0.00%           0.95%
   Prestige International Fund - Class Y            0.43%            0.82%           0.00%           1.25%
   Prestige Large Cap Growth Fund - Class Y         0.35%            0.70%           0.00%           1.05%
   Prestige Large Cap Value Fund - Class Y          0.30%            0.70%           0.00%           1.00%
   Prestige Small Cap Fund - Class Y                0.50%            0.70%           0.00%           1.20%
   Putnam Investors Fund - Class A                  0.51%            0.19%           0.25%           0.95%
   Putnam Voyager Fund - Class A                    0.48%            0.23%           0.25%           0.40%
   SEI Index Funds -S&P 500 Index Portfolio         0.40%            0.00%           0.00%           0.40%

                                   13 of 191

                                UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONTINUED)
                                                 Management          Other           12b-1         Total Mutual
                                                    Fees           Expenses           Fees        Fund Expenses
   Seligman Growth Fund, Inc. - Class A             0.70%            0.23%           0.23%            1.16%
   T. Rowe Price International Stock Fund(R)        0.67%            0.18%           0.00%            0.85%
   Templeton Foreign Fund  - Class A                0.61%            0.26%           0.25%            1.12%
   Warburg Pincus Emerging Growth Fund              0.90%            0.32%           0.00%            1.22%

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
        Federated Bond Fund - Class F                              0.75%          0.20%          0.00%          0.95%
        Federated U.S. Government Securities Fund: 2-5 Years       0.40%          0.39%          0.00%          0.79%
        - Institutional Shares
        Fidelity Advisor Growth Opportunities Fund - Class A       0.46%          0.26%          0.25%          0.97%
        Fidelity Asset Manager                                     0.42%          0.18%          0.00%          0.60%
        Fidelity Contrafund                                        0.45%          0.20%          0.00%          0.65%
        Fidelity Growth & Income Portfolio                         0.49%          0.20%          0.00%          0.69%
        Fidelity Magellan(R)Fund                                   0.42%          0.17%          0.00%          0.59%
        Nationwide S&P 500(R)Index Fund - Class Y                  0.13%          0.61%          0.00%          0.74%

                                   14 of 191

EXAMPLE


The following chart shows the amount of expenses (in dollars) that would be incurred under the contracts assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the maximum Variable Account Annual Expense Fee (0.95%). Deductions for premium taxes are not reflected but may apply. The example also reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

The summary of contract expenses and example are to help contract owners understand expenses associated with the contracts.



                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                               contract at the end of the     contract at the end of the    at the end of the applicable
                                  applicable time period        applicable time period              time period
                              1 Yr.   3 Yrs. 5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
AIM Equity Funds, Inc. - AIM    67     101    139     243      17    51      89     193     17     51      89      193
Constellation Fund -
Institutional Class
American Century:               77     134    193     354      27    84     143     304     27     84     143      304
International Discovery
Fund, Inc. (formerly
Twentieth Century
International Discovery
Fund, Inc.) - Investor Class
American Century: Income &      67     103    142     250      17    53      92     200     17     59      92      200
Growth - Investor Class
American Century: Growth        70     113    159     284      20    63     109     234     20     63     109      234
(formerly Twentieth Century
Growth)
American Century: Select        70     113    159     284      20    63     109     234     20     63     109      234
(formerly Twentieth Century
Select)
American Century:  Ultra        70     113    159     284      20    63     109     234     20     63     109      234
(formerly Twentieth Century
Ultra)
The Bond Fund of America(SM),   67     102    140     247      17    52      90     197     17     52      90      197
Inc.
Davis New York Venture Fund,    70     110    154     274      20    60     104     224     20     60     104      224
Inc.
Delaware Group Decatur Fund,    67     104    142     251      17    54      92     201     17     54      92      201
Inc. - Decatur Income Fund
Dreyfus Appreciation Fund,      69     110    153     272      19    60     103     222     19     60     103      222
Inc.
Dreyfus Premier Midcap Stock    74     124    177     322      24    74     127     272     24     74     127      272
Fund - Class A
Dreyfus Cash Management -       62     88     115     194      12    38      65     144     12     38      65      144
Class A
Dreyfus S&P 500 Index Fund      65     97     132     228      15    47      82     178     15     47      82      178
Dreyfus Third Century Fund,     70     112    157     281      20    62     107     231     20     62     107      231
Inc.
Evergreen Income and Growth     73     121    172     311      23    71     122     261     23     71     122      261
Fund (formerly Total Return
Fund)
Federated Bond Fund - Class F   71     116    163     293      21    66     113     243     21     66     113      243

                                   15 of 191

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                               contract at the end of the     contract at the end of the    at the end of the applicable
                                  applicable time period        applicable time period              time period
                              1 Yr.   3 Yrs. 5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
Federated U. S. Government      66     99     134     233      16    49     84      183     16     49     84       183
Securities Fund: 2-5 Years -
Institutional Shares
Fidelity Advisor Growth         70     112    156     280      20    62     106     230     20     62     106      230
Opportunities Fund - Class A
Fidelity Advisor High Yield     71     115    162     292      21    65     112     242     21     65     112      242
Fund - Class T
Fidelity Asset Manager(TM)      68     105    145     256      18    55     95      206     18     55     95       206
Fidelity Capital & Income       68     107    148     263      18    57     98      213     18     57     98       213
Fund (formerly Fidelity High
Income Fund)
Fidelity Contrafund             66     101    138     241      16    51     88      191     16     51     88       191
Fidelity Equity-Income Fund     67     103    141     248      17    53     91      198     17     53     91       198
Fidelity Growth & Income        67     103    141     248      17    53     91      198     17     53     91       198
Portfolio
Fidelity Magellan(R)Fund        66     100    137     239      16    50     87      189     16     50     87       189
The Growth Fund of America(R)   67     104    142     251      17    54     92      201     17     54     92       201
Inc.
The Income Fund of America(R)   66     100    153     273      19    60     103     223     19     60     103      223
INVESCO Dynamics Fund           71     116    163     293      21    66     113     243     21     66     113      243
INVESCO Industrial Income       69     110    153     273      19    60     103     223     19     60     103      223
Fund, Inc. (formerly
Financial Industrial Income
Fund, Inc.)
INVESCO Total Return Fund       71     114    160     287      21    64     110     237     21     64     110      237
Janus Fund                      69     108    150     267      19    58     100     217     19     58     100      217
Janus Worldwide Fund            69     110    153     272      19    60     103     222     19     60     103      222
MAS Funds Fixed Income          65     97     131     226      15    47     81      176     15     47     81       176
Portfolio
Massachusetts Investors         68     107    147     261      18    57     97      211     18     57     97       211
Growth Stock Fund - Class A
MFS(R)Growth Opportunities      68     107    148     263      18    57     98      213     18     57     98       213
Fund - Class A
MFS(R)High Income Fund -        71     114    159     285      21    64     109     235     21     64     109      235
Class A
Morgan Stanley Institutional    71     115    161     290      21    65     111     240     21     65     111      240
Fund, Inc. -  Equity Growth
Portfolio - Class B
Nationwide(R)Bond Fund -        68     107    148     262      18    57     98      212     18     57      98      212
Class D

                                   16 of 191

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                               contract at the end of the     contract at the end of the    at the end of the applicable
                                  applicable time period        applicable time period              time period
                              1 Yr.   3 Yrs. 5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
Nationwide(R)Fund - Class D     67     103    142     250      17    53     92      200     17     53     92       200
Nationwide(R)Growth Fund -      68     106    146     259      18    56     96      209     18     56     96       209
Class D
Nationwide(R)Money Market Fund  66     100    136     238      16    50     86      188     16     50     86       188
Nationwide S&P 500(R)Index      65     96     130     225      15    46     80      175     15     46     80       175
Fund - Class Y
NSAT - Nationwide Small         71     114    160     287      21    64     110     237     21     64     110      237
Company Fund
Neuberger Berman Guardian       68     107    147     261      18    57     97      211     18     57     97       211
Fund, Inc.
Neuberger Berman Manhattan      70     111    155     278      20    61     105     228     20     61     105      228
Fund, Inc.
Neuberger Berman Partners       68     107    148     262      18    57     98      212     18     57     98       212
Trust
Oppenheimer Global Fund/VA -    72     118    166     299      22    68     116     249     22     68     116      249
Class A
Prestige Balanced Fund -        70     112    156     279      20    62     106     229     20     62     106      229
Class Y
Prestige International Fund     73     121    172     311      23    71     122     261     23     71     122      261
- Class Y
Prestige Large Cap Growth       71     115    161     290      21    65     111     240     21     65     111      240
Fund - Class Y
Prestige Large Cap Value        70     113    159     284      20    63     109     234     20     63     109      234
Fund - Class Y
Prestige Small Cap Fund -       73     120    169     306      23    70     119     256     23     70     119      256
Class Y
Putnam Investors Fund -         70     112    156     279      20    62     106     229     20     62     106      229
Class A
Putnam Voyager Fund - Class A   70     112    156     280      20    62     106     230     20     62     106      230
SEI Index Funds - S&P 500       64     94     126     217      14    44     76      167     14     44     76       167
Index Portfolio
Seligman Growth Fund, Inc. -    72     118    167     301      22    68     117     251     22     68     117      251
Class A
T. Rowe Price International     69     108    151     268      19    58     101     218     19     58     101      218
Stock Fund(R)
Templeton Foreign Fund -        72     117    165     297      22    67     115     247     22     67     115      247
Class A
Warburg Pincus Emerging         73     120    170     308      23    70     120     258     23     70     120      258
Growth Fund

CONDENSED FINANCIAL INFORMATION
The accumulation unit value for each sub-account reflects changes in the value of the underlying mutual fund and the deduction of the Variable Account Annual Expense Fee. For specific accumulation unit value for each class of the underlying mutual funds, please refer to Appendix B.

FINANCIAL STATEMENTS

Financial Statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number located on page 2 of this prospectus.

                                   17 of 191

SYNOPSIS OF THE CONTRACTS

Group Flexible Fund Retirement Contracts are designed for use in connection with supplemental deferred compensation plans for employees of tax exempt entities. The plans generally will qualify for favorable tax treatment under Sections 401, 403(b), or 457 of the Internal Revenue Code, but may also include other non-qualified deferred compensation plans. Contracts are issued only to employers who are exempt from taxation to fund deferred compensation plans. Employees generally are not subject to federal income tax on amounts deferred under these plans until distributions are received from the plan.

Plans established for the benefit of any organization that is exempt from federal income tax under Section 457 of the Internal Revenue Code with the exception of government plans, remain the sole property of the contract owner, subject to the claims of the contract owner's general creditors. Consequently, all amounts deferred to the plan, all income and property attributable to such amounts remain the property of the contract owner until such amounts are made available to participants in the plan or to the participants' beneficiaries.

Plans established after August 20, 1996 by a state, or any political subdivision of a state, must hold the assets and income of the plan in trust for the exclusive benefit of the participants and beneficiaries of the plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans in existence on August 20, 1996 must be amended prior to January 1, 1999 to satisfy these trust and exclusive benefit requirements to continue to receive favorable tax treatment.

For these Plans, Nationwide issues a single group contract to the contract owner, covering all present and future participating employees. Nationwide provides a certificate to the contract owner to deliver to each retired participant or other person for whom a Retirement Income Form is purchased. The certificate sets forth the benefits to which the recipient is entitled. And if legally required, Nationwide provides a certificate to the contract owner for delivery to any other person required by law to receive a certificate.

Nationwide establishes an account for each participant under the contracts. The account contains values and reflects activity for each participant. Plan participants generally receive tax deferral on amounts deposited into the plan and are taxed when amounts are distributed from the plan.

Purchase payments are normally submitted monthly, but the schedule may be adjusted to fit the contract owner's payroll practices. Purchase payments made by or on behalf of each participant must be at least $20 per month.

The contracts strive to provide each participant with:

- an initial retirement income payment, reflecting cost of living changes during pre-retirement years (without requiring increased purchase payments to keep pace with cost of living increases during those years), and

- subsequent retirement income payments which will vary with the cost of living changes during his or her retired lifetime.

Although the contracts strive to achieve their goals, there can be no assurance that the contracts will achieve them.

Nationwide will apply purchase rates set forth in the contracts to accumulated amounts in participant accounts. These accumulated amounts reflect the investment performance of the underlying mutual funds selected by the participant. Consequently, a participants' retirement income payments are directly affected by their investment choices under the contract. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. However, there is no exact correlation and for some periods, the prices of securities have declined while the cost of living was rising.

                                   18 of 191

MINIMUM PURCHASE PAYMENTS

Purchase payments made at any time by or on behalf of any participant must be at least $20 per month.

CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contracts. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 5% of purchase payments surrendered.

Nationwide may assess a Participant Account Maintenance Charge. This charge varies from contract to contract and will not be assessed unless specifically agreed upon by the contract owner and Nationwide. The maximum Participant Account Maintenance Charge is $50 per year (see "Participant Account Maintenance Charge").

Nationwide can deduct a Variable Account Annual Expense Fee at a maximum of 0.95% of the daily average account value. Nationwide can assess this fee in return for bearing certain risks and administrative expenses. This fee is negotiable and varies from contract to contract to reflect unique plan characteristics.

The CDSC, Participant Account Maintenance Charge and Variable Account Annual Expense Fee, when negotiated, may be decreased upon notice to the contract owner (see "Modification of the Contract").

RETIREMENT INCOME PAYMENTS

Retirement income payments begin on the annuitzation date. Payments are based on the retirement income form chosen (see "Retirement Income Payments" and "Retirement Income Forms").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are underwritten and distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide. INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The variable account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 10, 1974 pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise it or the management of Nationwide.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is

                                   19 of 191
obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

   1) shares of a current underlying mutual fund are no longer available for investment; or

   2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

STANDARD ACCOUNT CHARGES AND DEDUCTIONS

The charges and fees described in this section vary from contract to contract, depending on plan characteristics and the particular needs and preferences of contract owners. Generally, the charges and fees are negotiable. This flexibility allows Nationwide and the contract owner to custom design a charge structure that meets the financial goals of both the contract owners and Nationwide.

While a contract is in effect, a circumstance may arise that would require a re-negotiation of the contract terms. In this situation, charges and fees will not be higher than those in effect before the re-negotiation. In other words, the charges and fees

                                   20 of 191
of a re-negotiated contract may decrease, but under no circumstances will they increase.

CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC when applicable. The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, Nationwide will make up any shorfall from its general account.

If part or all of the contract value representing participant accounts that have been established under the contract and held in the variable account for less than 16 years is surrendered, a CDSC, when it is applicable, can be assessed by Nationwide. The CDSC will not exceed 5% of purchase payments surrendered.

The total CDSC assessed to any participant will never exceed 5% (or a lesser percentage, if applicable) of the total purchase payments made on behalf of the participant for the 16 years before the surrender date.

When a CDSC of less than 5% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced expenses to Nationwide in connection with case acquisition costs, plan start-up expenses, commissions and marketing expenses. Nationwide will not apply any deductions in a discriminatory manner..

No CDSC will be assessed against distributions paid as:

-    any life income payment option;

- designated period payment option of 5 or more years for a participant who has a minimum of 5 participant account years before the beginning of benefit payments; and

-    a single-sum or periodic payment resulting from a participant's death.

PARTICIPANT ACCOUNT MAINTENANCE CHARGE

Nationwide may assess a Participant Account Maintenance Charge to reimburse it for administrative expenses involved in issuing and maintaining the contracts. The maximum Participant Account Maintenance Charge is $50. Nationwide will not assess this charge unless it is negotiated and contractually agreed upon by Nationwide and the contract owner.

Generally, by negotiating a higher Participant Account Maintenance Charge, a contract owner can expect to lower other charges that are assessed in connection with the contract. Conversely, a contract owner that negotiates a lower Participant Account Maintenance Charge can expect to incur higher charges elsewhere in the expense structure.

If a Participant Account Maintenance Charge is negotiated, it will be assessed against each applicable participant in the plan. Nationwide will deduct the charge from each participant's account on the participant anniversary, which is the anniversary of the date accumulation units were first credited to the participant's account. Each year's deduction will compensate Nationwide for expenses incurred during the previous year. The deduction will occur during both the accumulation and annuity payment periods.

The Participant Account Maintenance Charge is made by canceling a number of accumulation units during both the accumulation and annuity periods, equal in value to the applicable charge. If a participant account includes more than one sub-account, the deduction will be allocated among sub-accounts on the basis of relative values at the time the deduction is made.

On the date that a full withdrawal is taken from a participant's account, Nationwide will deduct a pro-rated Participant Account Maintenance Charge. The amount of the charge will be 1/12 of the applicable Participant Account Maintenance Charge, multiplied by the number of whole or partial months between the last participant anniversary (or participant effective

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date during the first year of a participant account) and the withdrawal date.

The deduction for the Participant Account Maintenance Charge will be taken proportionately from each sub-account based on relative value at the time the deduction is made.

This contract may be used by a plan in conjunction with other investment options, such as Nationwide's Group Fixed Fund Retirement Contract. In this case, the deduction for the Participant Account Maintenance Charge may be reduced so that the combined total of the Participant Account Maintenance Charge and any similar charges imposed under other investment options does not exceed the Participant Account Maintenance Charge negotiated for this contract. The charge will be deducted proportionately from the sub-accounts and amounts held in the other investment options based on the relative values at the time the deduction is made.

THE VARIABLE ACCOUNT MAINTENANCE CHARGE WILL NOT BE ASSESSED UNLESS NEGOTIATED BETWEEN NATIONWIDE AND THE CONTRACT OWNER.

VARIABLE ACCOUNT ANNUAL EXPENSE FEE

Nationwide can deduct a Variable Account Annual Expense Fee up to an maximum rate of 0.95% of average account value in exchange for assuming various risks and administrative expenses associated with the contracts. This fee is subject to negotiation and can vary for each contract to reflect unique plan characteristics.

The following factors may be considered in negotiating the amount of this fee:

   1)    plan size;

   2)    the number of eligible employees;

   3)    the number of plan participants;

   4)    demographics of the plan participants;

   5)    general economic conditions;

   6) the varying costs associated with the underlying mutual funds that are offered in the contract;

   7)    the type of contract (e.g. allocated vs. unallocated);

   8)    distribution costs;

   9)    any recovery of credits on initial transfers; and

   10)   other factors Nationwide deems relevant.

PREMIUM TAXES

Nationwide may charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1) the time the contract is surrendered;

(2) annuitization; or

(3) such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACTS RIGHTS

The contract owner owns the contract for the exclusive benefit of the plan's participants and beneficiaries. Contractual rights may be exercised by the contract owner subject to those rights specifically reserved in the plan documents for participants, either as a group or as individuals. The contract owner may not take any action inconsistent with the rights of the plan's participants. The contract may not be assigned except to accommodate a change in state or federal law.

OPERATION OF THE CONTRACT

MINIMUM PURCHASE PAYMENTS

Purchase payments for each participant must be at least $20 per month. Payments must be made no less frequently than monthly, unless Nationwide agrees otherwise.

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APPLICATION OF PURCHASE PAYMENTS

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

   -  New Year's Day                -  Independence Day
   -  Martin Luther King, Jr.       -  Labor Day Day
   -  Presidents Day                -  Thanksgiving
   -  Good Friday                   -  Christmas
   -  Memorial Day

Nationwide also will not price purchase payments if:

(1) trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner and participant would not have access to their account.



ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to each participant's account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. The contract owner, or the participant if the plan so permits, may change allocations among sub-accounts for future purchase payments. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any participant. Nationwide will accept these changes as frequently as permitted by the plan. An allocation change will not affect the allocation of purchase payments before the change.

DETERMINING VARIABLE ACCOUNT VALUE - VALUING AN ACCUMULATION UNIT

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

   (a)  is:

       (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

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       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

   (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

   (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.00% to 0.95% of the daily net assets of the variable account, depending on which contract features a plan has chosen.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING PARTICIPANT ACCOUNT VALUE

A participant's account value is equal to the sum of the value of all accumulation units credited to the participant's account. The number of accumulation units credited to each participant account for each sub-account is determined by dividing the amount allocated to that sub-account for that participant by the accumulation unit value for that sub-account for the valuation period the purchase payment was received.

The value of a participant's account on any day can be determined by multiplying the total number of accumulation units credited to the participant's account for each sub-account by the current accumulation unit value for that sub-account. Each participant and the contract owner will be advised periodically of the number of accumulation units credited to his or her account for each sub-account, the current accumulation unit values, and the total value of his or her account. These reports are for informational purposes only and do not mean that a participant has any rights in his or her account beyond those provided for in the plan.

EXCHANGE PRIVILEGE

The contract owner, or the participant if the plan so provides, may exchange amounts among the sub-accounts as frequently as permitted by the plan, subject to the limits and rules set by each underlying mutual fund. Certain Plans may impose limitations of participant exchange privileges as a consequence of agreements entered into to purchase mutual funds or other investments unrelated to the contract. If the contract owner elects an exchange privilege, there is no charge for exchanges.

TRANSFER REQUESTS

In addition to submitting exchange requests in writing, the participant also may make exchanges by telephone and the internet, provided that the contract owner executes documents agreeing to certain restrictions applicable to these privileges. Telephone and internet exchange requests must be received by Nationwide by the close of the New York Stock Exchange in order to receive that day's closing sub-account price.

Nationwide will use reasonable procedures to confirm that telephone and internet instructions are genuine and will not be liable for following telephone or internet instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners and participants.

If Nationwide receives the transfer request before the end of a valuation date, the transfer will receive the accumulation unit values of that date. However, if Nationwide receives the transfer request after the close of business on a valuation date, the transfer will receive the next valuation date's accumulation unit value.

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For those plans funded by this contract and Nationwide's Group Fixed Fund
Retirement Contract, the contract owner, or the participant if the plan so provides, may exchange values between any sub-account and the Group Fixed Fund Retirement Contract. Exchanges from the Nationwide Group Fixed Fund Retirement Contract to any sub-account will be subject to the limitations of the Nationwide Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at Nationwide's home office.

EXPERIENCE CREDITS

Depending on the state in which the contract was issued, the contracts are either participating or non-participating. Contract owners of participating contracts have the right to receive any surplus distributed by Nationwide. A surplus distribution will occur if Nationwide's Board of Directors determines that charges and fees assessed under the contracts were higher than necessary to maintain the contracts. Nationwide will distribute any surplus by purchasing additional accumulation units and crediting them to participant accounts. To date, Nationwide has not made any surplus distributions to participant accounts and Nationwide does not guarantee that there will be a surplus distribution in the future. Non-participating contracts do not have the right to receive surplus distributions. MODIFICATION OF THE CONTRACT

The following charges may be decreased, if negotiated, upon notice to the contract owner:

-     Contingent Deferred Sales Charge

-     Participant Account Maintenance Charge

-     Variable Account Annual Expense Fee

Nationwide may change any other provision of the contract by giving notice to contract owners not less than 90 days before the change is to be effective.



CONTRACT SUSPENSION AND TERMINATION

Nationwide may suspend the contract at any time upon written notice to contract owners if:

     a) the contract owner fails to remit to Nationwide any purchase payment specified in the plan; or

     b) Nationwide rejects a plan amendment submitted by the contract owner that Nationwide determines would adversely affect the contract's financial experience.

The contract owner may suspend the contract at any time upon 90 days written notice to Nationwide. Suspension will become effective on the 91st day after Nationwide receives the notice. If a contract is suspended, Nationwide will not accept new purchase payments, except by mutual consent. All other contract terms will continue to apply.

Once the suspension is effective, the contract owner may, upon 30 days written notice to Nationwide, terminate the contract. Termination will become effective on the 31st day after Nationwide receives the notice. Upon termination, Nationwide will pay the contract owner the value of the contract, in accordance with the terms of the contract. This amount is subject to applicable charges including CDSC.

REDEMPTION OF PARTICIPANT ACCOUNTS

The contract owner's right to redeem participant accounts, either fully or partially, will be governed by the terms of the plan.

If the plan so permits, the contract owner may redeem a participant account, fully or partially, at any time before retirement income payments begin under Option B1 or B2 (see "Retirement Income Forms"). A partial redemption will not affect requirements to make future purchase payments.

For partial redemptions, Nationwide will cancel accumulation units from the sub-accounts. The requested dollar amount cannot exceed available

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accumulation unit value. The contract owner must instruct Nationwide how the redemption should be taken from the sub-accounts. If no instruction is given, the redemption will be taken proportionately from each sub-account based on the value of each sub-account at the time of the redemption.

Instead of a lump sum distribution of a full or partial redemption, the contract owner (or participant, if permitted by the plan) may elect to have the redemption paid pursuant to Retirement Income Form A1 or A2, subject to the minimums applicable to these options.

If the contract owner terminates the contract, all participant accounts under the contract will be redeemed as permitted by the plan. A CDSC may apply. However, absent contract termination, no CDSC will apply to full or partial redemptions.

Nationwide will pay all redemption amounts to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Nationwide will pay any redemption amounts within 7 days of receiving the redemption request. However, Nationwide may suspend or postpone payment when:

   (1) the New York Stock Exchange is closed;

   (2) trading on the New York Stock Exchange is restricted;

   (3) an emergency is declared by the SEC making disposal or valuation of securities held in the variable account impracticable; or

   (4) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract vlaue could be affected since the contract owner and participant would not have access to their account.

Participant account value upon full surrender may be more or less than the total of all purchase payments.

RETIREMENT PERIOD

ADDITIONAL PURCHASE PAYMENT BEFORE BEGINNING RETIREMENT INCOME PAYMENTS

The contract owner may make one additional purchase payment to each participant's account in order to increase retirement income payments. The contract owner must notify Nationwide of this election in the documentation electing the Retirement Income Form and retirement date (see "Election of Retirement Income Form and Date"). The purchase payment must be made by the last business day before retirement income payments begin. This purchase payment is subject to any applicable premium taxes.

The annuity rates under the contract apply to the entire value, including any such additional purchase payment that does not exceed 5 times the purchase payments allocated to a participant's account before the date of notice is given. Any amount in excess of this amount may be applied at annuity rates currently offered to this type of contract.

RETIREMENT INCOME PAYMENTS

The distribution period is the period during which a participant account is paid out in installments. Since the distribution period usually occurs after a participant retires, it is also referred to as the retirement period.

Nationwide will pay all retirement distributions to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Upon retirement, a participant's account value can be used to purchase either a fixed dollar annuity, a variable payment annuity, or an available combination of both.

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Nationwide is obligated to make payments under a variable payment annuity.
However, the amount of each payment is not guaranteed. Variable payment amounts will reflect the investment performance of the sub-accounts, but will not be affected by adverse mortality experience or by increased expenses.

A fixed dollar annuity provides for payments that are guaranteed as to dollar amount during the distribution period. Upon retirement, the participant's account value is used to purchase a contract funded by Nationwide's general account. Once this contract has been purchased, the participant's account will no longer vary with the investment performance of the underlying mutual funds.

To determine the amount of the first fixed dollar annuity payment, the value is applied to the applicable annuity table based on the distribution schedule elected. The fixed payment annuity can be distributed in any of the forms listed under the provision "Retirement Income Forms." Specifically, they can be distributed as:

1) payments for a designated period;

2) payments of a designated amount;

3) life income with payment certain; or

4) joint and survivor life income.

Fixed dollar annuities are available under a plan upon the contract owner's election.

ELECTION OF RETIREMENT INCOME FORM AND DATE

The contract provides for retirement income payments to begin on the date and under the retirement options set forth in the plan. At least one month before retirement income payments are set to begin, the contract owner may elect one of the retirement income options set forth in this prospectus. Nationwide must receive this election in writing. The plan may restrict changes in the retirement income option elected.

If, at retirement, the present value of a participant's account is less than $3,500, Nationwide may make a lump sum distribution instead of periodic payments.

RETIREMENT INCOME FORMS

Retirement distributions may take any of the following forms, as permitted by the plan:

AMOUNT AND PERIOD CERTAIN OPTIONS

   Option A1: Payments for a Designated Period

   Payments will be made monthly for a set number of years not to exceed 30 years. The amount of each payment will vary with the performance of the underlying mutual funds in which the participant account invests. Nationwide calculates each payment by multiplying (a) by (b), where:

     (a) is the accumulation unit value on the day the payment is made; and

     (b) is the number of accumulation units applied under this option divided by the number of payments selected.

   Once the amount of the payment is calculated, Nationwide will cancel available accumulation units to equal the dollar amount of that payment.

   Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract. Exchanges may cause the number of accumulation units to change, necessitating a recalculation of the payment amount.

   If the period selected under this option is less than 5 years, and the participant has less than 5 participant account years, a CDSC will be assessed against each payment.

   Option A2: Payments of a Designated Amount

   Payments will be made monthly in equal installments of a set amount (not less than $25 per month) until no accumulation units remain in the participant account. The participant's account is adjusted each valuation date to reflect investment results. Nationwide will cancel accumulation units up to the designated dollar amount of the payment.

   Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract.

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LIFE INCOME OPTIONS

For the following options, payments will be determined annually and will remain level throughout the year. Each year, on the anniversary of the beginning of retirement income payments, a new monthly payment will be determined. That new payment will remain level for that year.

Nationwide will use the retired participant's adjusted age to determine each year's set monthly payment. This adjusted age may not be the same as the retired participant's actual age.

Life income options are based on:

-    the mortality tables specified in the contract;

-    the adjusted age of the retired participant;

-    the type of retirement income payment option(s) selected; and

- in the case of variable payments, the investment performance of the specific sub-accounts elected.

   Option B1: Life Income with Payment Certain

   Payments will be made at least annually during a participant's lifetime for a set period of 60, 120, 180, 240, 300 or 360 months, as elected. If the participant dies before the end of the selected period, level payments will continue to the beneficiary during the remainder of the selected period. Unless prohibited by the plan, the beneficiary may elect at any time to receive the present value of the remaining number of payments in a single payment, calculated using the same assumed investment rate used previously.

   Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

   Option B2: Joint and Survivor Life Income

   Payments will be made monthly during the joint lifetime of a designated annuitant and a named beneficary. Payments will be made as long as either of the two is living. If the annuitant predeceases the beneficiary, payments will continue to be paid to the beneficiary at 100%, 75%, 66 2/3% or 50% of the original payment amount as elected until the beneficiary's death. If the beneficiary predeceases the designated annuitant, payments will continue at 100% to the designated annuitant.

   Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

Other Options

Alternate distribution methods may be used with Nationwide's consent.

Frequency of Payment

The retired participant, with the contract owner's consent, may receive payments under any option annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the beginning of retirement income payments.

Withdrawal

If allowed by the plan, any amount remaining under option A1 or A2 may be withdrawn. If that amount is at least $5,000, the withdrawn amount may be applied to option B1 or B2, subject to minimum payment requirements.

DETERMINATION OF LIFE INCOME PAYMENTS

The amount of annuity payments will vary depending on the performance of the underlying mutual funds selected.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. If not prohibited by law, a contract owner may, at contract issuance, elect an alternate assumed investment rate of 5% per annum. The choice of assumed investment rate affects the pattern of retirement income payments. An assumed investment rate is the percentage rate of return required to

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maintain level variable annuity payments. Subsequent years' variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate built into the variable payment annuity purchase rate basis in the contracts.

First Years' Payments

To determine the payment that will be distributed monthly for the first year after retirement, Nationwide first determines the participant's account value as of the retirement date. This value is found by multiplying the number of accumulation units in each sub-account for that participant's account by the accumulation unit value for that sub-account on the last business day of the second calendar week before the date the first payment will be made.

Based on the participant's account value, Nationwide then determines the amount of each monthly payment. The monthly payment amount is found by dividing the accumulation unit value of that sub-account in the participant's account by the amount required to provide $1 per month (the purchase rate).

Once the monthly payment amount is found, Nationwide multiplies the payment by 12 to get the total payment for the year. Then Nationwide cancels the number of accumulation units from the participant's account to equal the total payments for the year. The accumulation units will be canceled from each sub-account in the same proportion that new purchase payments are allocated. The value is then transferred to Nationwide's general account from which monthly payments are made.

The total annual amount is calculated so that if there are no partial redemptions, and no underlying mutual fund dividends are taken in cash, the monthly payments will be level as long as the net investment factor equals the assumed investment rate plus an amount equal to the annual administrative charge. Payments in subsequent years will vary depending on how the sub-accounts' performance compares to the assumed investment rate.

Second and Subsequent Years' Payments

On each anniversary of the beginning of the retirement income payments, the second year's monthly payment amount will be calculated. The calculation will be performed in the same manner as the first year's payment, except that the current participant account value will be used. Similarly, accumulation units will be cancelled and the value will be transferred to Nationwide's general account, from which monthly payments will be made. Subsequent years' payments will be calculated in the same fashion on each anniversary date.

DEATH OF PARTICIPANT

PARTICIPANT DEATH BEFORE RETIREMENT

If a participant dies before beginning retirement income payments, a death benefit equal to the participant's account value is payable as set forth in the plan. The death benefit will be paid when Nationwide:

1)   receives and verifies the participant's death; and

2)   verifies beneficiary designations.

If the plan so provides, the beneficiary may receive the death benefit:

1)   as a lump sum; or

2) in the form of a Retirement Income Form contained in the contract, subject to applicable minimums. Retirement income payments may be fixed, variable, or a combination of both.

DEATH OF RETIRED PARTICIPANT

If a retired participant dies while receiving payments, any payment due will be determined

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according to the Retirement Income Form elected. The calculation of the net present value of any remaining payments under a period certain option will be based on the same assumed investment rated used in determining the payments before the retired participant's death.

The participant account will be reduced by the number of accumulation units not required to provide further payments during the remainder of a period certain, if any, or to a contingent retired participant. Depending on Nationwide's obligation under the contract, the accumulation units will either remain in the variable account or be transferred to Nationwide's general account.

FEDERAL TAX CONSIDERATIONS

Consult a financial adviser, legal counsel or tax adviser to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts. The contracts are treated as a trust under rules similar to Internal Revenue Code Section 401(f).

Under existing federal income tax law, Nationwide is not required to pay taxes on the variable account's investment income when it is credited to contract owners. Nationwide is taxed as a life insurance company under Part One, Subchapter L of the Internal Revenue Code.

Contract owners would normally be taxed on income and capital gains earned under the contract, whether or not taken in cash. However, the contracts are issued only to organizations exempt from federal income tax.

Distributions will normally contain purchase payments that were not previously included in the participant's gross income. Upon distribution, these amounts should be included in the gross income of the recipient.

The contract owner is responsible for ensuring that the plan is established and administered in accordance with the provisions set forth in the Internal Revenue Code.

CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN

In order to sell the contracts to governmental employers in the state of New York, the following amendments must be made to the contract:

- References to "annuity" payments throughout the prospectus are modified to mean "benefit" payments.

- The "Suspension and Termination" provision is amended to allow a participant to "freeze" his or her account and maintain the account on deposit with Nationwide even though the contract was terminated.

- All references to Life Retirement Income Forms A1, A2, B1 and B2 throughout this prospectus shall mean Option 1, Option 2, Option 3, and Option 4, respectively.

- All references to "CDSC" and "Contingent Deferred Sales Charge" throughout this prospectus are deleted.

STATEMENTS AND REPORTS

Nationwide (or a designee) will provide each participant a Statement of Assets, Liabilities and Contract Owners' Equity and a Statement of Operations and Changes in Contract Owners' Equity for the variable account at least semi-annually. Nationwide will also provide annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account.

Additionally, each participant and retired participant will receive periodic reports on the value of his or her account.

Participants should review these reports carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the report, Nationwide will assume all transactions are correct.

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Nationwide will provide contract owners with the variable account's prospectus to make available to participants. The contract owner may, under the terms of the plan, be required to provide additional information to participants, such as changes in the plan, changes in the tax status of the plan, or the financial condition of the contract owner as it relates to obligations under the plan.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that supports our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put into place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, and elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000

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

issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Co.). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At that hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs' petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages.

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

Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not a party to any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY


A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund, NSAT - Money Market Fund, and the Dreyfus Cash Management Fund - Class A. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the fund's units. Yield is an annualized figure, which means that it is assumed that funds generate the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

    - precious metals;
    - real estate;
    - stocks and bonds;
    - closed-end funds;
    - bank money market deposit accounts and passbook savings;
    - CDs; and
    - the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

    - S&P 500;
    - Shearson/Lehman Intermediate Government/Corporate Bond Index;
    - Shearson/Lehman Long-Term Government/Corporate Bond Index;
    - Donoghue Money Fund Average;
    - U.S. Treasury Note Index;
    - Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
    - Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

    - Lipper Analytical Services, Inc.,
    - CDA/Wiesenberger,
    - Morningstar,
    - Donoghue's,
    - magazines such as:
      - Money;
      - Forbes;
      - Kiplinger's Personal Finance Magazine;
      - Financial World;
      - Consumer Reports;
      - Business Week;
      - Time;
      - Newsweek;
      - National Underwriter; and
      - News and World Report;
    - LIMRA;
    - Value;
    - Best's Agent Guide;
    - Western Annuity Guide;
    - Comparative Annuity Reports;
    - Wall Street Journal;
    - Barron's;
    - Investor's Daily;
    - Standard & Poor's Outlook; and
    - Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against

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

other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the deduction of all charges made to the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which is used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

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


                         SUB-ACCOUNT PERFORMANCE SUMMARY

   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN MONEY MARKET FUND


                                                             CURRENT YIELD   EFFECTIVE YIELD
                                                             PERIOD ENDING    PERIOD ENDING
  SERIES OPTION                                               12/31/98         12/31/98
Dreyfus Cash  Management Fund - Class A                         1.90%            1.91%
Nationwide(R) Money Market Fund                                 3.74%            3.80%
NSAT-Money Market Fund                                          3.87%            3.95%

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (OTHER THAN MONEY MARKET FUNDS)

                                                                                               10 YEARS OR
                                                                                                DATE FUND
                                                                 1 YEAR        5 YEARS      AVAILABLE IN THE
                       SERIES OPTION                           TO 12/31/98   TO 12/31/98    VARIABLE ACCOUNT
                                                                                               TO 12/31/98
AIM Equity Funds, Inc. - AIM Constellation Fund -                8.28%         11.01%            12.79%
Institutional Class
American Century: International Discovery Fund, Inc. -            N/A            N/A             74.80%
Investor Class
American Century: Income & Growth - Investor Fund                 N/A            N/A             92.81%
American Century: Growth                                         25.48%        12.82%            14.53%
American Century: Select                                         24.37%        12.66%             9.52%
American Century:  Ultra                                         23.27%        13.96%            13.67%
The Bond Fund of America(SM), Inc.                               -5.79%        -0.50%             3.65%
Davis New York Venture Fund, Inc.                                 3.65%        15.92%            13.83%
Delaware Group Decatur Fund, Inc. - Decatur Income Fund          -0.95%        11.89%             9.72%
Dreyfus Appreciation Fund, Inc.                                   N/A            N/A             69.51%
Dreyfus Cash Management - Class A                                -5.47%        -1.80%            -3.07%
Dreyfus Premier Midcap Stock Fund - Class A                       N/A            N/A            148.72%
Dreyfus S&P 500 Index Fund                                       16.87%          N/A             21.38%
Dreyfus Third Century Fund, Inc.                                 18.94%        15.14%             9.28%
Evergreen Income and Growth Fund                                -11.40%         3.58%             5.04%
Federated Bond Fund - Class F                                     N/A            N/A              4.96%
Federated U. S. Government Securities Fund: 2-5 Years -          -2.92%        -1.22%            -1.75%
Institutional Shares
Fidelity Advisor Growth Opportunities Fund - Class A              N/A            N/A             81.44%
Fidelity Advisor High Yield Fund - Class T                        N/A            N/A              34.55
Fidelity Asset Manager(TM)                                        5.00%         5.19%             4.65%
Fidelity Capital & Income Fund                                   -6.18%         1.37%             5.56%
Fidelity Contrafund                                              20.28%        15.61%            16.19%
Fidelity Equity-Income Fund                                       1.46%        12.53%            10.53%
Fidelity Growth & Income Portfolio                               17.10%        16.80%            16.17%
Fidelity Magellan(R)Fund                                         22.36%        14.35%            13.60%
The Growth Fund of America(R)Inc.                                20.53%        17.41%            11.27%
The Income Fund of America(R)                                    -1.57%         7.84%             8.62%
INVESCO Dynamics Fund                                             N/A            N/A            225.01%
INVESCO Industrial Income Fund, Inc. (formerly Financial          3.05%         9.21%             9.53%
Industrial Income Fund, Inc.)
INVESCO Total Return                                              N/A            N/A              9.30%
Janus Fund                                                       27.58%        14.99%            13.79%
Janus Worldwide Fund                                              N/A            N/A             14.29%
LifeDesigns Series -  The Aggressive Portfolio                    N/A            N/A              5.90%

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

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)

                                                                                              10 YEARS OR
                                                                                               DATE FUND
                                                                 1 YEAR        5 YEARS      AVAILABLE IN THE
                       SERIES OPTION                           TO 12/31/98   TO 12/31/98    VARIABLE ACCOUNT
                                                                                              TO 12/31/98
LifeDesigns Series -  The Conservative Portfolio                  N/A            N/A              1.44%
LifeDesigns Series -  The Moderate Portfolio                      N/A            N/A              5.23%
LifeDesigns Series -  The Moderately Aggressive Portfolio         N/A            N/A              4.97%
LifeDesigns Series -  The Moderately Conserative                  N/A            N/A              3.73%
MAS Funds Fixed Income Portfolio                                 -4.10%          N/A              1.58%
Massachusetts Investors Growth Stock Fund - Class A              28.68%        18.70%            17.28%
MFS(R)Growth Opportunities Fund - Class A                        17.95%        13.98%            11.88%
MFS(R)High Income Fund - Class A                                 -9.68%         1.08%             3.53%
Morgan Stanley Institutional Fund, Inc. - Equity Growth           N/A            N/A            105.94%
Portfolio - Class B
Nationwide(R)Bond Fund - Class D                                 -2.66%        -0.70%             3.03%
Nationwide(R)Fund - Class D                                      19.11%        18.20%            14.33%
Nationwide(R)Growth Fund - Class D                               12.58%        12.86%             9.82%
Nationwide(R)Money Market Fund                                   -5.87%        -2.26%            -1.30%
Nationwide S&P 500(R)Index Fund                                   N/A            N/A             87.19%
NSAT - Small Company Fund                                         N/A            N/A             -9.15%
Neuberger Berman Guardian Fund, Inc.                             -8.43%          N/A              8.27%
Neuberger Berman Manhattan Fund, Inc.                             5.29%         9.49%             9.25%
Neuberger Berman Partners Trust                                   N/A            N/A             26.39%
Oppenheimer Global Fund/VA - Class A                              N/A            N/A            105.60%
Prestige Balanced Fund                                            N/A            N/A             46.53%
Prestige International Fund                                       N/A            N/A             84.97%
Prestige Large Cap Growth Fund                                    N/A            N/A            159.56%
Prestige Large Cap Value Fund                                     N/A            N/A             34.00%
Prestige Small Cap Fund                                           N/A            N/A             82.70%
Putnam Investors Fund - Class A                                  24.24%        18.12%            15.64%
Putnam Voyager Fund - Class A                                    12.88%        13.98%            16.07%
SEI Index Funds - S&P 500 Index Portfolio                        17.13%        21.37%            13.01%
Seligman Growth Fund, Inc. - Class A                             23.96%        12.73%            12.83%
T. Rowe Price International Stock Fund(R)                         5.04%         1.94%             3.80%
Templeton Foreign Fund -                                        -15.25%        -0.94%             4.31%
Class A
Warburg Pincus Emerging Growth Fund                               N/A            N/A             -4.10%

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

(The total return figures shown below do not reflect the deduction of the Participant Account Maintenance Charge or any applicable CDSC).

                                                                                                     10 YEARS OR
                                                                                                      DATE FUND
                                                                       1 YEAR          5 YEARS      WAS EFFECTIVE
                         SERIES OPTION                               TO 12/31/98     TO 12/31/98     TO 12/31/98
AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional        17.78%           15.51%          17.08%
Class
American Century: International Discovery Fund, Inc. - Investor        16.25%            N/A            15.96%
Class
American Century: Income & Growth - Investor Class                     25.97%           22.17%          20.95%
American Century: Growth                                               34.98%           17.68%          17.35%
American Century: Select                                               33.87%           17.67%          15.65%

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

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)

                                                                                                      10 YEARS OR
                                                                                                       DATE FUND
                                                                        1 YEAR          5 YEARS      WAS EFFECTIVE
                          SERIES OPTION                               TO 12/31/98     TO 12/31/98     TO 12/31/98
American Century:  Ultra                                                32.77%           18.59%          22.65%
The Bond Fund of America(SM), Inc.                                       3.67%            5.13%           7.80%
Davis New York Venture Fund, Inc.                                       13.15%           20.21%          18.99%
Delaware Group Decatur Fund, Inc. - Decatur Income Fund                  8.55%           16.39%           N/A
Dreyfus Appreciation Fund, Inc.                                         29.11%           23.06%          17.11%
Dreyfus Premier Midcap Stock Fund - Class A                              7.09%             N/A           18.87%
Dreyfus Cash Management - Class A                                        4.00%            3.84%           4.31%
Dreyfus S&P 500 Index Fund                                              26.37%           21.82%          15.70%
Dreyfus Third Century Fund, Inc.                                        28.44%           19.78%          15.40%
Evergreen Income and Growth Fund                                        -2.23%            8.78%           9.15%
Federated Bond Fund - Class F                                            4.12%            6.01%           8.46%
Federated U. S. Government Securities Fund: 2-5 Years -                  6.58%            4.49%           6.43%
Institutional Shares
Fidelity Advisor Growth Opportunities Fund - Class A                    22.54%           19.30%          18.82%
Fidelity Advisor High Yield Fund - Class T                              -1.90%            7.35%          11.62%
Fidelity Asset Manager(TM)                                              14.50%           10.53%          12.55%
Fidelity Capital & Income Fund                                           3.26%            6.83%           9.74%
Fidelity Contrafund                                                     29.78%           20.04%          22.65%
Fidelity Equity-Income Fund                                             10.96%           17.00%          14.26%
Fidelity Growth & Income Portfolio                                      26.60%           21.10%          18.87%
Fidelity Magellan(R)Fund                                                31.86%           18.93%          18.49%
The Growth Fund of America(R)Inc.                                       30.03%           18.49%          16.49%
The Income Fund of America(R)                                            7.93%           12.66%          12.48%
INVESCO Dynamics Fund                                                   21.59%           17.46%          18.55%
INVESCO Industrial Income Fund, Inc. (formerly Financial                12.55%           14.05%          15.44%
Industrial Income Fund, Inc.)
INVESCO Total Return Fund                                               12.06%           14.71%          13.12%
Janus Fund                                                              37.08%           19.59%          19.04%
Janus Worldwide Fund                                                    24.18%           17.82%          19.24%
MAS Funds Fixed Income Portfolio                                         5.40%            5.71%           8.36%
Massachusetts Investors Growth Stock Fund - Class A                     38.18%           23.37%          20.22%
MFS(R)Growth Opportunities Fund - Class A                               27.45%           18.58%          15.34%
MFS(R)High Income Fund - Class A                                        -0.43%            6.45%           8.11%
Morgan Stanley Institutional Fund, Inc. -  Equity Growth                17.14%            N/A            25.05%
Portfolio - Class B
LifeDesigns Series -  The Aggressive Portfolio                           N/A              N/A            15.90%
LifeDesigns Series -  The Conservative Portfolio                         N/A              N/A            11.44%
LifeDesigns Series -  The Moderate Portfolio                             N/A              N/A            15.23%
LifeDesigns Series -  The Moderately Aggressive Portfolio                N/A              N/A            14.97%
LifeDesigns Series -  The Moderately Conserative                         N/A              N/A            13.73%
Nationwide(R)Bond Fund - Class D                                         6.84%            5.04%           7.28%
Nationwide(R)Fund - Class D                                             28.61%           22.57%          17.52%
Nationwide(R)Growth Fund - Class D                                      22.08%           17.41%          13.64%
Nationwide(R)Money Market Fund                                           3.58%            3.42%           3.83%
Nationwide S&P 500(R)Index Fund                                          N/A              N/A            95.06%
NSAT - Nationwide Small Company Fund                                    -0.45%            N/A            15.71%
Neuberger Berman Guardian Fund, Inc.                                     0.88%           12.12%          13.51%
Neuberger Berman Manhattan Fund, Inc.                                   14.79%           14.32%          14.03%
Neuberger Berman Partners Trust                                          4.77%           16.66%          14.81%
Oppenheimer Global Fund/VA - Class A                                    11.14%           11.25%          12.93%

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                                   37 of 191

                                                                                            10 YEARS OR
                                                                                             DATE FUND
                                                                 1 YEAR        5 YEARS     WAS EFFECTIVE
                       SERIES OPTION                           TO 12/31/98   TO 12/31/98    TO 12/31/98
Prestige Balanced Fund                                            N/A            N/A          50.56%
Prestige International Fund                                       N/A            N/A          37.31%
Prestige Large Cap Growth Fund                                    N/A            N/A         137.41%
Prestige Large Cap Value Fund                                     N/A            N/A          38.69%
Prestige Small Cap Fund                                           N/A            N/A          62.90%
Putnam Investors Fund - Class A                                  33.74%        22.55%         18.73%
Putnam Voyager Fund - Class A                                    22.38%        18.41%         18.91%
SEI Index Funds - S&P 500 Index Portfolio                        26.63%        22.21%         17.50%
Seligman Growth Fund, Inc. - Class A                             33.46%        17.49%         16.00%
T. Rowe Price International Stock Fund(R)                        14.54%         7.38%          9.05%
Templeton Foreign Fund - Class A                                 -6.29%         4.50%          9.24%
Warburg Pincus Emerging Growth Fund                               4.32%        13.76%         15.11%

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                                   38 of 191

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                               PAGE
General Information and History...................................................................................1
Services..........................................................................................................1
Purchase of Securities Being Offered..............................................................................2
Underwriters......................................................................................................2
Calculations of Performance.......................................................................................2
Annuity Payments..................................................................................................3
Financial Statements..............................................................................................4

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                                   39 of 191

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

A summary of the investment objective for each underlying mutual fund is listed below.

There is no guarantee that the investment objectives will be met.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE WHEN THE CONTRACTS ARE ISSUED TO 457 DEFERRED COMPENSATION PLANS.

AIM EQUITY INDEX FUNDS, INC. - AIM CONSTELLATION FUND - INSTITUTIONAL CLASS

The investment objective of the Fund is to proivde capital appreciation primarily through investments in common stocks with emphasis on medium -sized and smaller emerging growth copmanies. AIM Advisers, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: INTERNATIONAL DISCOVERY FUND (FORMERLY AMERICAN CENTURY - TWENTIETH CENTURY INTERNATIONAL DISCOVERY FUND - INVESTOR CLASS)

The investment objective of the Fund is capital growth by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The Fund will invest its assets primarily in equity securities of small foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The Fund may invest up to 50% of its assets in securities of issuers in emerging market countries. Due to the significant risks associated with the Fund's investment strategy, an investment in the Fund may not be appropriate for all investors. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY:  INCOME & GROWTH - INVESTOR CLASS GROWTH

The investment objective of the Fund is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: GROWTH (FORMERLY AMERICAN CENTURY: TWENTIETH CENTURY GROWTH)

The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large, established companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: SELECT (FORMERLY AMERICAN CENTURY: TWENTIETH CENTURY SELECT)

The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. Common stocks chosen must have a record of paying or having committed themselves to the payment of regular cash dividends, but growth is the primary consideration, and the dividends may not be significant. American Century Investment Management, Inc. serves as the Fund's investment adviser.

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AMERICAN CENTURY: ULTRA (FORMERLY AMERICAN CENTURY: TWENTIETH CENTURY ULTRA)

The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

DAVIS NEW YORK VENTURE FUND, INC.

The investment objective of the Fund is growth of capital. It invests primarily in common stocks, and securities convertible into common stocks. The Fund invests in securities subject to the risk of price fluctuations reflecting both market evaluations of the business involved and general changes in the equity markets. It invests in securities of foreign issuers, which involve special risk factors, and may hedge currency fluctuation risks related thereto. Davis Selected Advisers, L.P., serves as the Fund's investment adviser.

DREYFUS APPRECIATION FUND, INC.

The primary investment objective of the Fund is to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objectives by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS CASH MANAGEMENT FUND - CLASS A

The investment objective of the Fund is to privode investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS PREMIER MIDCAP STOCK
FUND - CLASS A
The investment objective of the Fund is to seek total investment returns (including capital appreciation and income) which consistently outperform the Standard & Poor's 400 MidCap Index. The Fund attempts to maintain a diversified holding in common stocks of medium capitalization companies (firms with a market value between $200 million and $5 billion). The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS S&P 500 INDEX FUND

The Fund's objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS THIRD CENTURY FUND, INC.

The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

EVERGREEN INCOME AND GROWTH FUND (FORMERLY EVERGREEN TOTAL RETURN FUND)

The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments. Evergreen Asset Management Corp. serves as the Fund's investment adviser.

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FEDERATED BOND FUND - CLASS F

The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objectives. Federated Advisers serves as the Fund's investment adviser.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES

The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. Government Securities with remaining maturities of five years or less. Federated Management serves as the Fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is to pursue capital growth that exceeds market performance through investments in growth, cyclical, and value stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T
The Fidelity Advisor High Yield Fund is a bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ASSET MANAGERTM

The investment objective of the Fund is a high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term instruments. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND

The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY GROWTH & INCOME PORTFOLIO

The investment objective of the Portfolio is to seek high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

INVESCO DYNAMICS FUND

The investment objective of the Fund is to seek appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Funds Group, Inc. serves as the Fund's investment adviser

INVESCO INDUSTRIAL INCOME FUND, INC. (FORMERLY FINANCIAL INDUSTRIAL INCOME FUND, INC.)

The investment objective of the Fund is to seek the best possible current income while following sound investment practices by investing in securities which will provide a relatively high yield and stable return and which, over a period of years, may also provide

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

capital appreciation. Capital growth potential is a secondary factor in the selection of portfolio securities of the Fund. The Fund invests in common stocks, as well as convertible bond and preferred stocks. INVESCO Funds Group, Inc. serves as the Fund's investment adviser.

INVESCO TOTAL RETURN FUND

The investment objective of the Fund is to seek to achieve a high total return on investment through capital appreciation and current income by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities. The equity securities purchased by the Fund generally will be issued by companies which are listed on a national securities exchange and which usually pay regular dividends. This Fund seeks reasonably consistent total returns over a variety of market cycles. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Capital Management, Inc. serves as the Fund's sub-adviser.

JANUS FUND

The Janus Fund is a diversified fund that seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Janus Capital's fundamental analysis and selection process focuses on stocks with earnings growth potential that may not be recognized by the market. Such securities are selected solely for their capital growth potential; investment income is not a consideration. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS WORLDWIDE FUND

The investment objective of the Fund is long-term growth of capital in a manner consistent with preservation of capital The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The Fund may invest on a worldwide basis in companies and organizations of any size, regardless of country or organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the Fund's investment adviser.

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LIFEDESIGNS SERIES

LifeDesigns Series consists of five separate nondiversified funds each of which is a separately managed nondiversified portfolio with its own investment objective and policies. The objective of each of the Portfolios which is fundamental, is to maximize total investment return (i.e. capital growth and income) subject to investment restrictions and asset allocation policies. The Portfolios will maximize total investment return as is specifically detailed in the following objectives which are non-fundamental and can be changed without approval of a Portfolio's shareholders.

     - THE AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing in underlying funds which invest primarily in equity securities ("Equity Funds"). This Fund is generally appropriate for investors seeking higher returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations. Nationwide Advisory Services, Inc. ("NAS") serves as the Fund's investment adviser.

     - THE MODERATELY AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds. However, the Fund attempts to reduce its volatility by also investing in the Nationwide Contract and Proprietary Funds which also invest primarily in fixed income securities ("Bond Funds"). This Fund is generally appropriate for moderate investors seeking high returns over an investment time horizon of 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years. NAS serves as the Fund's investment adviser.

     - THE MODERATE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds, but will also invest a significant percentage of its assets in the Nationwide Contract and in Bond Funds. This Fund is generally appropriate for moderate investors seeking moderate returns over an investment time horizon of between 10 and 15 years; conservative investors with an investment time horizon of at least 15 years or more; and more aggressive investors with an investment time horizon of 5 to 10 years. NAS serves as the Fund's investment adviser.

     - THE MODERATELY CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by generally investing half of its assets in Equity Funds with the remainder in the Nationwide Contract and Bond Funds. This Fund is generally appropriate for moderate investors seeking lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. This Fund is also generally appropriate for conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years. NAS serves as the Fund's investment adviser.

     - THE CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by primarily investing in a combination of the Nationwide Contract and Bond Funds, with a smaller investment in Equity Funds. This Fund is generally appropriate for investors seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well as more conservative investors with an investment time horizon of between 5 and 10 years. NAS serves as the Fund's investment adviser.

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

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

The investment objective of the Fund is long-term growth of capital and future income rather than current income. Massachusetts Financial Services Company serves as the fund's investment adviser.

MAS FUNDS FIXED INCOME PORTFOLIO

The investment objective of the Fund is to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years. Miller Anderson & Sherrerd, L.L.P. serves as the Fund's investment adviser.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A (FORMERLY MFS(R) CAPITAL DEVELOPMENT
FUND)

The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environement and the relative attractiveness of the various secruties markets. Massachusetts Financial Services Company serves as the Fund's investment adviser.

MFS(R) HIGH INCOME FUND - CLASS A

The investment objective of the Fund is high current income by investing priarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recongized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

MORGAN STANLEY INSTITUTIONAL FUND, INC. - EQUITY GROWTH PORTFOLIO - CLASS B

The investment objective of the Portfolio is to seek long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies. Equity securities include common and preferred stocks, convertible securities and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities. Morgan Stanley Dean Witter Investment Management, Inc. serves as the Portfolio's investment adviser.

NATIONWIDE(R) BOND FUND - CLASS D

The invesment objective of the Fund is to seek as high a level of income as is consistent with preservation of capital. The Fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the Fund will be intermediate, which is defined as being between six and ten years.

NATIONWIDE(R) FUND - CLASS D

The investment objective of the Fund is to seek total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND - PRIME SHARES

The investment objective of the Fund is to seek as high a level of current income as is consistent

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with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE S&P 500(R) INDEX FUND - CLASS Y

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.

"S&P 500(R)" has been licensed for use by Nationwide Advisory Services, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SMALL COMPANY FUND

The investment objective of the Fund is long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers, Dreyfus Corporation, Neuberger & Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc., were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, the Fund's adviser, Nationwide Advisory Services, Inc., hopes to increase prospects for investment return and to reduce market risk and volatility.

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NEUBERGER BERMAN GUARDIAN FUND, INC.

The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN MANHATTAN FUND, INC.

The Fund seeks capital appreciation without regard to income. It invests, through its corresponding Portfolio, in securities believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The Portfolio expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market. Its aggressive growth investment program involves greater risks and share price volatility than programs that invest in more conservative securities. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN PARTNERS TRUST

The investment objective of the Fund is to seek capital growth. The Fund invests using a value-oriented approach to the selection of individual securities. The Fund manager seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Neuberger Berman Management, Inc. serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND/VA - CLASS A

The investment objective of the Fund is to seek capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

PRESTIGE BALANCED FUND - CLASS Y

The investment objective of the Fund is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund seeks to provide a total return that approaches the total return of the universe of equity securities of large and medium sized companies and that exceeds the return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its assets in equity securities and 40% in fixed income securities. The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

PRESTIGE INTERNATIONAL FUND - CLASS Y

The investment objective of the Fund is capital appreciation. The Fund seeks to accomplish its investment objective by investing primarily in equity securities of non-United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The Fund invests primarily in equity securities of non-United States companies. Under normal market

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

conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP GROWTH
FUND - CLASS Y

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Growth Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP VALUE FUND - CLASS Y

The investment objective of the Fund is to maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Brinson Partners, Inc. is the Fund's sub-adviser.

PRESTIGE SMALL CAP FUND - CLASS Y

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.

PUTNAM INVESTORS FUND - CLASS A

The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

PUTNAM VOYAGER FUND - CLASS A

The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed by the Fund's Investment Manager, Putnam Management, to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

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SEI INDEX FUNDS - S&P 500 INDEX PORTFOLIO

The S&P 500 Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The investment objective is a fundamental policy of the portfolio. There can be no assurance that the Portfolio will achieve its investment objective. SEI Fund Management serves as the Fund's investment adviser.

SELIGMAN GROWTH FUND, INC. - CLASS A

The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification.
J. & W. Seligman & Co., Incorporated serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A

The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

T. ROWE PRICE INTERNATIONAL STOCK FUND(R)

The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. T. Rowe Price Associates, Inc. serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND

The investment objective of the Fund is maximum capital appreciation by investing in equity securities of small-to-medium sized companies in the United States with emerging or renewed growth potential. Warburg Pincus Asset Management, Inc. serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE TO NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

FIDELITY CONTRAFUND

The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE TO NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997:

FIDELITY MAGELLAN (R) FUND

The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE TO ALL CONTRACT OWNERS ON OR AFTER JANUARY 1, 1994:

THE BOND FUND OF AMERICA(SM), INC.

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds.

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


THE GROWTH FUND OF AMERICA(R), INC.

The investment objective of the Fund is growth of capital. The realization of current income will not be a consideration. The Fund seeks to achieve its objective by investing in a diversified portfolio consisting primarily of common stocks. However, assets may also be held in securities convertible into common stocks, cash or cash equivalents, straight debt securities (including U.S. Government securities), or nonconvertible preferred stocks. The Fund will maintain at least 65% of the value of its total assets in growth-type securities under normal market conditions.

THE INCOME FUND OF AMERICA(R), INC.

The investment objective is to emphasize current income while secondarily striving to attain capital growth. The Fund believes that a portfolio with relatively high current income can also generate growth of capital.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER AUGUST 1, 1993:

DELAWARE GROUP DECATUR FUND, INC.-DECATUR INCOME FUND

The investment Objective of the Fund is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1987:

FIDELITY CAPITAL & INCOME FUND (FORMERLY FIDELITY HIGH INCOME FUND)

The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions.

Effective on and after May 1, 1991, Nationwide shall no longer permit contract owners or participants to make additional purchase payments or to exchange contract values into the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account. However, contract values held in the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account as of May 1, 1991 may continue to be invested in that sub-account. Unless Nationwide is notified otherwise, any purchase payments or exchanges which the contract owner or participants directs Nationwide to invest in the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account on and after May 1, 1991 shall instead be automatically invested in the Nationwide Money Market Fund sub-account.

Nationwide has determined that further investment in the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account is not in the best interests of the contract owners and participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the net asset value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by Nationwide in the variable account which were purchased from February 1, 1991 to May 1,1991 shall be paid by Nationwide from surplus and shall not be paid, directly or indirectly, by contract owners, participants or the variable account.

                                   50 of 191

APPENDIX B

The information shown below illustrates different accumulation unit values for each tier (current as of December 31 of the preceding year.) Additional information is maintained in the Statement of Additional Information for this prospectus. A Statement of Additional Information, as well as specific information concerning the accumulation unit values for any particular plan, may be obtained by calling Nationwide at 1-800-545-4730 or by writing to P.O. Box 16766, Columbus, Ohio 43216.

                                          CONDENSED FINANCIAL INFORMATION
                                             ACCUMULATION UNIT VALUES
                           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

TIER I*
VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................................................0.95%

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    AIM Equity Funds, Inc.-            2.309709              2.731993                       0             1998
    AIM Constellation Fund -           2.055366              2.309709               4,142,513             1997
    Institutional Class                1.776138              2.055366               6,309,167             1996
                                       1.316836              1.776138               3,214,050             1995
                                       1.305850              1.316836               1,607,538             1994
                                       1.120568              1.305850               1,341,351             1993
                                       1.000000              1.120568                       0             1992
    American  Century:  Growth         5.842997              7.915964               9,702,654             1998
    Fund (formerly
    Twentieth Century                  4.562802              5.842997              23,886,079             1997
    Growth)                            4.005400              4.562802              12,224,812             1996
                                       3.359891              4.005400              37,335,163             1995
                                       3.443124              3.359891              41,134,943             1994
                                       3.350122              3.443124              51,977,134             1993
                                       3.533694              3.350122              58,356,370             1992
                                       2.110582              3.533694              53,923,483             1991
                                       2.216085              2.110582              67,311,152             1990
                                       1.562983              2.216085              49,896,477             1989
    American Century: Select           2.058976              2.766712                  50,420             1998
    Fund (formerly
    Twentieth Century                  1.572461              2.058976               1,111,408             1997
    Select)                            1.331631              1.572461                  41,014             1996
                                       1.095899              1.331631               1,254,199             1995
                                       1.202996              1.095899                 194,231             1994
                                       1.059075              1.202996                 386,750             1993
                                       1.118927              1.059075                 383,487             1992
                                       1.000000              1.118927                   2,950             1991

                                   51 of 191

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    American Century:Ultra             2.524538              3.364568              70,804,264             1998
    Fund (formerly
    Twentieth Century                  2.069865              2.524538             132,438,228             1997
    Ultra)                             1.835553              2.069865              70,399,683             1996
                                       1.345904              1.835553             105,140,475             1995
                                       1.409710              1.345904              88,713,416             1994
                                       1.168340              1.409710              68,551,255             1993
                                       1.164722              1.168340              33,483,411             1992
                                       1.000000              1.164722                  11,412             1991
    The Bond Fund                      2.332586              2.429862               4,103,842             1998
    of America(SM), Inc.               2.155739              2.332586               5,345,075             1997
                                       2.039710              2.155739               3,518,054             1996
                                       1.741422              2.039710               7,434,474             1995
                                       1.850918              1.741422               7,880,903             1994
                                       1.637181              1.850918               8,560,956             1993
                                       1.484255              1.637181               6,077,266             1992
                                       1.238222              1.484255               5,128,071             1991
                                       1.208717              1.238222               5,102,901             1990
                                       1.109668              1.208717               3,105,875             1989
    Davis New York                     2.232520              2.537156                       0             1998
    Venture                            1.686019              2.232520                 199,664             1997
    Fund, Inc.                         1.345221              1.686019               1,180,098             1996
                                       0.966146              1.345221               1,771,764             1995
                                       0.994508              0.966146                 720,917             1994
                                       1.000000              0.994508                   5,626             1993
    Delaware Group                     2.935219              3.200994                  68,865             1998
    Decatur Fund, Inc. -               2.280210              2.935219                  96,261             1997
    Decatur Income Fund                1.910384              2.280210                  78,578             1996
    Institutional Class                1.449372              1.910384                 100,636             1995
                                       1.473401              1.449372                 104,006             1994
                                       1.289480              1.473401                 281,500             1993
                                       1.196471              1.289480                 162,528             1992
                                       0.991871              1.196471                 106,856             1991
                                       1.142606              0.991871                  16,158             1990
                                       1.000000              1.142606                       0             1989
    Dreyfus                            1.212149              1.266733                       0             1998
    Cash                               1.159356              1.212149                 231,535             1997
    Management** - Class               1.110383              1.159356                 618,162             1996
    A                                  1.057458              1.110383               2,561,760             1995
                                       1.025704              1.057458               2,324,960             1994
                                       1.003770              1.025704                  25,763             1993
                                       1.000000              1.003770                       0             1992

                                   52 of 191

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    Dreyfus                            3.532278              4.554448                  42,486             1998
    Third Century                      2.756438              3.532278              10,221,038             1997
    Fund, Inc.                         2.238323              2.756438               3,824,949             1996
                                       1.663803              2.238323               6,501,520             1995
                                       1.814915              1.663803               6,965,653             1994
                                       1.740666              1.814915               8,765,880             1993
                                       1.723855              1.740666               9,137,872             1992
                                       1.259983              1.723855               5,165,976             1991
                                       1.228377              1.259983               4,118,236             1990
                                       1.057519              1.228377               1,659,197             1989
    Dreyfus S&P 500 Index              1.217658              2.683847                  45,862             1998
    Fund                               1.000000              1.217658              15,653,811             1997

    Evergreen                          2.422617              2.380651                 713,985             1998
    Income and Growth                  1.947502              2.422617               1,909,226             1997
    Fund Class Y (formerly             1.741651              1.947502               1,146,375             1996
    Evergreen Total                    1.419467              1.741651               3,257,653             1995
    Return Fund)                       1.531292              1.419467               4,439,096             1994
                                       1.368966              1.531292               7,948,202             1993
                                       1.256090              1.368966               6,846,744             1992
                                       1.031024              1.256090               7,328,719             1991
                                       1.110904              1.031024              13,632,891             1990
                                       0.959913              1.110904              10,256,138             1989
    Federated U.S.                     1.214470              1.300471               2,986,605             1998
    Government                         1.144380              1.214470               2,077,904             1997
    Securities                         1.115461              1.144380               1,214,422             1996
    Fund: 2-5 Years -                  0.991595              1.115461               1,877,483             1995
    Institutional Shares               1.020623              0.991595               1,280,899             1994
                                       1.000000              1.020623                 696,793             1993
    Fidelity Asset                     1.517270              1.744805               3,453,740             1998
    Manager(TM)                        1.252704              1.517270               4,375,583             1997
                                       1.121926              1.252704               2,611,685             1996
                                       0.958564              1.121926               5,838,128             1995
                                       1.036089              0.958564               3,916,306             1994
                                       1.000000              1.036089                  79,714             1993
    Fidelity Capital                   4.654233              4.829318                  86,372             1998
    & Income Fund (formerly            4.096488              4.654233                 294,820             1997
    Fidelity High Income Fund)         3.712491              4.096488                 125,230             1996
                                       3.210584              3.712491                 463,343             1995
                                       3.397953              3.210584                 561,985             1994
                                       2.746533              3.397953                 925,953             1993
                                       2.165417              2.746533               1,032,492             1992
                                       1.684020              2.165417               1,471,867             1991
                                       1.768220              1.684020               4,160,164             1990
                                       1.843890              1.768220               4,943,976             1989

                                   53 of 191

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    Fidelity                           2.509557              3.269491              67,920,295             1998
    Contrafund                         2.059778              2.509557              99,795,570             1997
                                       1.705419              2.059778              56,288,590             1996
                                       1.263308              1.705419              62,585,233             1995
                                       1.289799              1.263308              40,927,857             1994
                                       1.072342              1.289799              14,514,807             1993
                                       1.000000              1.072342                 186,872             1992
    Fidelity                           6.900916              7.691828              17,905,060             1998
    Equity-Income                      5.359692              6.900916              42,604,023             1997
    Fund                               4.471070              5.359692              18,493,235             1996
                                       3.424310              4.471070              35,553,370             1995
                                       3.448520              3.424310              34,056,352             1994
                                       2.869860              3.448520              41,743,016             1993
                                       2.526472              2.869860              36,410,831             1992
                                       1.971024              2.526472              40,239,204             1991
                                       2.314450              1.971024              65,533,870             1990
                                       1.968876              2.314450              62,489,636             1989
                                       2.581177              3.280585                   1,124             1998
    Fidelity                           2.001775              2.581177               3,435,213             1997
    Growth &                           1.683805              2.001775               4,201,944             1996
    Income Portfolio                   1.255568              1.683805               4,155,413             1995
                                       1.239420              1.255568               2,808,994             1994
                                       1.046808              1.239420               1,219,293             1993
                                       1.000000              1.046808                  85,896             1992
                                       2.398961              3.175365              49,762,526             1998
    Fidelity  Magellan(R)              1.913110              2.398961              95,356,893             1997
    Fund                               1.729361              1.913110              56,756,036             1996
                                       1.275955              1.729361              92,049,788             1995
                                       1.311856              1.275955              68,044,510             1994
                                       1.062405              1.311856              43,203,753             1993
                                       1.000000              1.062405              10,591,374             1992
                                       3.382686              4.415588               2,635,898             1998
    The Growth                         2.691979              3.382686               4,016,452             1997
    Fund of                            2.366626              2.691979               2,478,693             1996
    America(R), Inc.                   1.840658              2.366626               6,716,573             1995
                                       1.857739              1.840658               5,646,915             1994
                                       1.638011              1.857739               5,353,392             1993
                                       1.539692              1.638011               3,840,212             1992
                                       1.144684              1.539692               1,551,711             1991
                                       1.205372              1.144684                 105,320             1990
                                       1.000000              1.205372                       0             1989


                                   54 of 191

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    The Income                         2.614863              2.835318               4,569,474             1998
    Fund of                            2.160929              2.614863               7,017,085             1997
    America(R), Inc.                   1.893327              2.160929               5,291,391             1996
                                       1.480756              1.893327               8,645,811             1995
                                       1.533299              1.480756               7,829,528             1994
                                       1.357846              1.533299               7,258,704             1993
                                       1.223786              1.357846               3,016,773             1992
                                       0.998504              1.223786                 631,336             1991
                                       1.000000              0.998504                       0             1990
    INVESCO                            2.102364              2.376817               7,930,211             1998
    Industrial                         1.678513              2.102364              10,884,376             1997
    Income Fund, Inc.                  1.451889              1.678513               7,428,110             1996
    (formerly                          1.151056              1.451889              10,632,818             1995
    Financial Industrial               1.208959              1.151056               8,239,738             1994
    Income Fund, Inc.)                 1.045472              1.208959               3,039,640             1993

    Janus Fund                         1.000000              1.045472                  17,289             1992
                                       1.948907              2.681244              28,922,213             1998
                                       1.603290              1.948907              33,709,518             1997
                                       1.353271              1.603290              15,851,766             1996
                                       1.055481              1.353271              13,522,743             1995
                                       1.077425              1.055481               7,345,306             1994
                                       1.000000              1.077425               2,969,768             1993
    Janus Worldwide Fund               1.000000              1.241260                 931,009             1998


    MAS Funds Fixed                    1.335173              1.413926               2,982,430             1998
    Income Portfolio                   1.229760              1.335173               1,990,827             1997
                                       1.156444              1.229760                 718,247             1996
                                       0.980782              1.156444                 366,064             1995
                                       1.000000              0.980782                  31,751             1994
    Massachusetts                     15.968069             22.143725                 164,187             1998
    Investors Growth                  10.880822             15.968069                 450,089             1997
    Stock Fund -                       8.942612             10.880822                 164,786             1996
    Class A                            7.034148              8.942612                 551,377             1995
                                       7.613442              7.034148                 604,020             1994
                                       6.714892              7.613442                 891,831             1993
                                       6.368639              6.714892                 914,534             1992
                                       4.352449              6.368639               1,056,566             1991
                                       4.612779              4.352449               1,577,501             1990
                                       3.430876              4.612779               1,393,742             1989

                                   55 of 191

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    MFS(R)Growth                      9.012670               11.531693                419,655             1998
    Opportunities                     7.380232               9.012670               3,078,940             1997
    Fund - Class A                    6.114190               7.380232                 843,158             1996
                                      4.589533               6.114190               3,824,999             1995
                                      4.834037               4.589533               4,635,532             1994
                                      4.200054               4.834037               9,303,110             1993
                                      3.936838               4.200054              10,600,796             1992
                                      3.246855               3.936838              13,413,614             1991
                                      3.427388               3.246855              23,047,089             1990
                                      2.692907               3.427388              24,300,466             1989
    MFS(R)High                        6.168371               6.172749                 146,644             1998
    Income                            5.518160               6.168371                 633,922             1997
    Fund -                            4.949752               5.518160                 164,395             1996
    Class A                           4.265493               4.949752                 806,763             1995
                                      4.422523               4.265493                 877,250             1994
                                      3.739642               4.422523               1,068,154             1993
                                      3.225557               3.739642               1,036,507             1992
                                      2.186959               3.225557               1,186,991             1991
                                      2.651605               2.186959               2,159,639             1990
                                      2.731036               2.651605               2,739,257             1989
    Nationwide(R)                     2.166981              2.2325952                  74,419             1998
    Bond Fund - Class D               2.001472               2.166981                  51,355             1997
                                      1.991196               2.001472                  26,395             1996
                                      1.619166               1.991196                  92,001             1995
                                      1.778765               1.619166                  51,492             1994
                                      1.621957               1.778765                 148,222             1993
                                      1.516560               1.621957                 197,350             1992
                                      1.309926               1.516560                 363,511             1991
                                      1.222004               1.309926                 420,858             1990
                                      1.114209               1.222004                 314,062             1989
    Nationwide(R)                    20.697282              26.722904                 266,191             1998
    Fund - Class D                   14.964379              20.697282               3,635,254             1997
                                     12.191058              14.964379               1,316,219             1996
                                      9.468045              12.191058               2,905,460             1995
                                      9.502760               9.468045               3,036,527             1994
                                      8.985447               9.502760               3,690,273             1993
                                      8.810680               8.985447               4,218,392             1992
                                      6.830443               8.810680               3,906,633             1991
                                      6.875188               6.830443               3,792,110             1990
                                      5.187286               6.875188               2,756,965             1989

                                   56 of 191

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    Nationwide(R)                      3.854877              4.725203                 945,925             1998
    Growth Fund - Class D              3.083008              3.854877               2,582,538             1997
                                       2.667201              3.083008               1,156,065             1996
                                       2.092009              2.667201               3,668,270             1995
                                       2.081399              2.092009               3,759,425             1994
                                       1.887524              2.081399               5,928,120             1993
                                       1.792687              1.887524               5,747,753             1992
                                       1.330199              1.792687               5,108,711             1991
                                       1.452973              1.330199               7,279,598             1990
                                       1.276112              1.452973               4,762,338             1989
    Nationwide(R)                      3.003821              3.126448                 239,031             1998
    Money Market                       2.884848              3.003821              18,830,414             1997
    Fund***                            2.774433              2.884848               7,935,176             1996
                                       2.654661              2.774433              20,350,850             1995
                                       2.583387              2.654661              18,028,497             1994
                                       2.542721              2.583387              20,122,594             1993
                                       2.487178              2.542721              22,067,362             1992
                                       2.377082              2.487178              33,612,374             1991
                                       2.224557              2.377082              48,721,235             1990
                                       2.062504              2.224557              43,599,432             1989
    Neuberger Berman                   1.595471              1.617561                       0             1998
    Guardian Fund, Inc.                1.365700              1.595471                 614,486             1997
                                       1.169665              1.365700                       0             1996
                                       1.000000              1.696655                       0             1995
    Neuberger Berman                   3.146989              3.628224                  71,086             1998
    Manhattan Fund, Inc.               2.458922              3.146989                  39,662             1997
                                       2.259932              2.458922                 119,922             1996
                                       1.741549              2.259932                 394,751             1995
                                       1.823796              1.741549                 406,054             1994
                                       1.673695              1.823796                 317,549             1993
                                       1.434738              1.673695                  56,526             1992
                                       1.106565              1.434738                   7,124             1991
                                       1.214940              1.106565                       0             1990
                                       1.000000              1.214940                       0             1989
    Putnam                            18.110411             24.311753                 571,765             1998
    Investors                         13.594501             18.110411               2,476,574             1997
    Fund -                            11.305164             13.594501                 713,005             1996
    Class A                            8.297318             11.305164               3,422,356             1995
                                       8.652501              8.297318               3,674,131             1994
                                       7.410567              8.652501               4,311,483             1993
                                       6.934213              7.410567               4,294,647             1992
                                       5.445269              6.934213               4,745,398             1991
                                       5.654203              5.445269               6,112,297             1990
                                       4.262206              5.654203               5,893,052             1989

                                   57 of 191

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    Putnam Voyager                     3.837109              4.715165              25,813,706              1998
    Fund - Class A                     3.074879              3.837109              35,911,119              1997
                                       2.752130              3.074879              18,151,250              1996
                                       1.982311              2.752130              21,036,155              1995
                                       1.992379              1.982311              14,803,070              1994
                                       1.698751              1.992379              11,820,145              1993
                                       1.563079              1.698751               7,640,204              1992
                                       1.049811              1.563079               4,622,048              1991
                                       1.000000              1.049811                 290,518              1990
    SEI Index                          3.905079              4.964488                 259,012              1998
    Funds - S&P 500                    2.962497              3.905079               3,892,401              1997
    Index Portfolio                    2.439184              2.962497                 524,069              1996
                                       1.792835              2.439184               1,072,618              1995
                                       1.792223              1.792835                 722,997              1994
                                       1.647325              1.792223                 509,498              1993
                                       1.548965              1.647325                 257,368              1992
                                       1.203412              1.548965                 121,485              1991
                                       1.254560              1.203412                     509              1990
                                       1.000000              1.254560                       0              1989
    Seligman                          12.541848             16.801408                  87,555              1998
    Growth                            10.720312             12.541848                 227,045              1997
    Fund, Inc. -                       8.934609             10.720312                 105,249              1996
    Class A                            7.020585              8.934609                 277,527              1995
                                       7.370495              7.020585                 299,685              1994
                                       6.989639              7.370495                 513,220              1993
                                       6.340967              6.989639                 555,163              1992
                                       4.611005              6.340967                 685,494              1991
                                       4.910683              4.611005                 977,515              1990
                                       3.714452              4.910683                 916,525              1989

                                   58 of 191

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    T. Rowe Price                      1.843420              2.120702               7,543,129             1998
    International                      1.812062              1.843420              16,365,466             1997
    Stock Fund(R)                      1.577274              1.812062               8,220,403             1996
                                       1.429428              1.577274              22,425,072             1995
                                       1.454045              1.429428              18,673,315             1994
                                       1.047655              1.454045              11,658,962             1993
                                       1.095728              1.047655               4,370,293             1992
                                       0.954695              1.095728               2,239,924             1991
                                       1.000000              0.954695                 441,232             1990
    Templeton                          1.874393              1.765910                       0             1998
    Foreign                            1.774294              1.874393              43,044,777             1997
    Fund - Class A                     1.518092              1.774294              27,327,650             1996
                                       1.378759              1.518092              32,915,364             1995
                                       1.387073              1.378759              25,358,639             1994
                                       1.023491              1.387073               6,636,629             1993
                                       1.000000              1.023491                       0             1992

*For Plans converted to a Variable Account Annual Expense Fee of 0.95% of average net assets on June 30, 1996.

**The 7-day yield on the Dreyfus Cash Management - Class A as of December 31, 1997 was 1.90%.

***The 7-day yield on the Nationwide Money Market Fund as of December 31, 1997 was 3.74%.

****Unit information is not available for the year 1995.

                                   59 of 191

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER IIA*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.90%

                                     ACCUMULATION          ACCUMULATION             NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
              FUND                     OF PERIOD             OF PERIOD          END OF THE PERIOD       YEAR
American Century: Growth                5.846396             7.924525               3,294,508           1998
(formerly Twentieth Century             4.563176             5.846396               3,903,936           1997
Growth Fund)                            4.005400             4.563176               4,398,109           1996
American Century: Ultra                 2.526007             3.368207              19,448,936           1998
(formerly Twentieth Century             2.070035             2.526007              19,732,726           1997
Ultra)                                  1.835553             2.070035              18,056,950           1996
The Bond Fund                           2.333980             2.432540                 883,859           1998
of America(R), Inc.                     2.155938             2.333980                 844,897           1997
                                        2.128763             2.155938               1,040,496           1996
Davis New York                          2.233818             2.539900                 137,969           1998
Venture Fund                            1.686157             2.233818                 199,664           1997
                                        1.580715             1.686157                 133,664           1996
Delaware Group                          2.936925             3.204456                  24,175           1998
Decatur Fund, Inc. - Decatur            2.280397             2.936925                  15,400           1997
Income Fund                             2.186556             2.280397                  13,782           1996
Dreyfus                                 1.212863             1.268119                 192,356           1998
Cash Management Fund -                  1.159453             1.212863                 231,535           1997
Class A                                 1.151569             1.159453                 377,565           1996
Dreyfus S&P 500 Index Fund              1.218064             1.546121               6,127,205           1998
                                        1.000000             1.218064               3,436,138           1997
Dreyfus                                 3.534332             4.559374                  31,247           1998
Third Century Fund, Inc.                2.756663             3.534332               1,286,026           1997
                                        2.699982             2.756663                 967,536           1996
Evergreen                               2.424026             2.383227                 234,506           1998
Income and Growth                       1.947661             2.424026                 388,299           1997
Fund (formerly                          1.875063             1.947661                 470,751           1996
Evergreen Total Return
 Fund)
Federated U.S. Government               1.215186             1.301894                 748,333           1998
Securities Fund: 2-5 Years -            1.144477             1.215186                 323,646           1997
Institutional Shares                    1.140767             1.144477                 342,284           1996
Fidelity Asset                          1.518153             1.746693                 666,704           1998
Manager(TM)                             1.252806             1.518153                 633,745           1997
                                        1.214007             1.252806                 671,795           1996
Fidelity Capital                        4.656974             4.834602                  26,735           1998
& Income Fund (formerly                 4.096833             4.656974                  36,724           1997
Fidelity High Income Fund)              4.015008             4.096833                  77,649           1996
Fidelity                                2.511017             3.273028              15,599,501           1998
Contrafund                              2.059947             2.511017              15,968,503           1997
                                        1.953469             2.059947              13,231,488           1996
Fidelity                                6.904928             7.700147               6,047,814           1998
Equity-Income Fund                      5.360130             6.904928               7,169,293           1997
                                        5.110007             5.360130               6,443,316           1996

                                   60 of 191

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD           YEAR
    Fidelity  Magellan(R)             2.400356                3.178799             12,014,518              1998
    Fund                              1.913267                2.400356             11,589,048              1997
                                      1.831563                1.913267             11,002,403              1996
    The Growth                        3.384653                4.420363                614,458              1998
    Fund of America(R), Inc.          2.692199                3.384653                650,012              1997
                                      2.519027                2.692199                553,730              1996
    The Income                        2.616384                2.838385              1,108,491              1998
    Fund of America(R), Inc.          2.161106                2.616384              1,325,543              1997
                                      2.072384                2.161106              1,137,681              1996
    INVESCO                           2.103587                2.379388              1,694,071              1998
    Industrial Income Fund            1.678650                2.103587              1,917,268              1997
    (formerly Financial               1.613178                1.678650              1,639,958              1996
    Industrial Income Fund)
    Janus Fund                        1.950041                2.684144              6,455,407              1998
                                      1.603421                1.950041              5,595,764              1997
                                      1.550403                1.603421              4,109,624              1996
    MAS Funds Fixed                   1.335950                1.415456                320,011              1998
    Income Portfolio                  1.229861                1.335950                296,496              1997
                                      1.215745                1.229861                193,871              1996
    MFS(R)Growth                      9.017913               11.544167                286,467              1998
    Opportunities Fund-Class A        7.380837                9.017913                317,319              1997
                                      7.065737                7.380837                361,634              1996
    MFS(R)High                        6.172004                6.179502                 18,550              1998
    Income Fund - Class A             5.518624                6.172004                 25,730              1997
                                      5.541012                5.518624                 41,389              1996
    Massachusetts                    15.977352               22.167667                 32,426              1998
    Investors Growth                 10.881713               15.977352                 19,733              1997
    Stock Fund - Class A             10.489691               10.881713                 13,452              1996
    Nationwide(R)                    20.709316               26.751797                 15,513              1998
    Fund - Class D                   14.965604               20.709316                509,179              1997
                                     14.282052               14.965604                336,341              1996
    Nationwide(R)                     3.857119                4.730314                245,637              1998
    Growth Fund - Class D             3.083261                3.857119                357,289              1997
                                      2.916856                3.083261                386,199              1996
    Nationwide(R)                     3.005590                3.129869                      0              1998
    Money Market                      2.885091                3.005590              6,441,740              1997
                                      2.867462                2.885091              6,749,071              1996
    Putnam                           18.120944               24.338044                 99,114              1998
    Investors Fund - Class A         13.595614               18.120944                133,581              1997
                                     13.246208               13.595614                153,709              1996
    Putnam Voyager                    3.839341                4.720266              5,838,788              1998
    Fund - Class A                    3.075131                3.839341              5,930,438              1997
                                      3.055821                3.075131              5,117,342              1996
    SEI Index Funds - S&P             3.907349                4.969856                 76,739              1998
    500 Index Portfolio               2.962740                3.907349                 52,580              1997
                                      2.823355                2.962740                 71,085              1996

                                   61 of 191

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
               FUND                   OF PERIOD              OF PERIOD         END OF THE PERIOD          YEAR
    Seligman Growth Fund, Inc.      12.549144               16.819578                   3,139             1998
    - Class A                       10.721190               12.549144                  10,649             1997
                                    10.356946               10.721190                  17,582             1996
    T. Rowe Price                    1.844492                2.122997               1,638,194             1998
    International Stock Fund(R)      1.812210                1.844492               1,859,130             1997
                                    1.7255780                1.812210               1,718,457             1996
    Templeton                        1.875484                1.767822                       0             1998
    Foreign Fund - Class I           1.774439                1.875484               7,960,130             1997
                                     1.678650                1.774439               6,594,135             1996

*For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.90% of average net assets on June 30, 1996.

**Unit information is not available for the year 1995.

                                   62 of 191

                                                     TIER III*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.80%

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
                FUND                   OF PERIOD             OF PERIOD         END OF THE PERIOD        YEAR
    American Century Income &          1.000000              1.097595                109,503            1998
    Growth Fund
    American Century: Growth           5.853199              7.941675              3,767,251            1998
    Fund (formerly                     4.563925              5.853199              1,540,193            1997
    Twentieth Century                  4.555198              4.563925              1,586,526            1996
    Growth Fund)
    American Century:                  1.000000              1.084264                 83,975            1998
    International Discovery
    Fund
    American Century: Ultra Fund       2.528946              3.375496             16,603,825            1998
     (fomerly Twentieth Century        2.070374              2.528946             11,990,091            1997
    Ultra Fund)                        2.055822              2.070374              9,866,856            1996
    The Bond Fund                      2.336766              2.437902                958,940            1998
    of America(R), Inc.                2.156336              2.336766                379,522            1997
                                       2.128822              2.156336                281,942            1996
    Delaware Group                     2.940341              3.211392                  1,554            1998
    Decatur Income Fund,               2.280770              2.940341                  6,036            1997
    Inc. - Decatur Income Fund         2.186573              2.280770                  5,492            1996
    Dreyfus Appreciation Fund          1.000000              1.080133                524,887            1998

    Dreyfus Premier Midcap             1.000000              1.133283                 10,469            1998
    Stock - Class A
    Dreyfus                            3.538445              4.569241              5,543,237            1998
    Third Century Fund, Inc.           2.757115              3.538445                912,241            1997
                                       2.700004              2.757115                603,861            1996
    Dreyfus S&P 500 Index              1.218878              1.548700              6,707,476            1998
    Fund                               1.000000              1.218878              2,297,690            1997
    Evergreen Income and Growth        2.426846              2.388387                173,121            1998
    Fund (formerly                     1.947980              2.426846                 79,190            1997
    Evergreen Total Return Fund)       1.875078              1.947980                 78,598            1996
    Federated Bond Fund - Class        1.000000              1.018687                 55,483            1998
    F
    Federated U.S. Government          1.216616              1.304742                583,720            1998
    Securities Fund: 2-5 Years -       1.144669              1.216616                188,738            1997
    Institutional Shares               1.140779              1.144669                104,682            1996
    Fidelity Advisor Growth            1.000000              1.089301                182,532            1998
    Opportunities Fund - Class A
    Fidelity Advisor High Yield        1.000000              1.064751                 12,701            1998
    Fund - Class T
    Fidelity Asset                     1.519919              1.750474                479,562            1998
    Manager(TM)                        1.253012              1.519919                299,273            1997
                                       1.214017              1.253012                269,853            1996
    Fidelity Capital                   4.662457              4.845178                 62,633            1998
    & Income Fund (formerly            4.097522              4.662457                 22,232            1997
    Fidelity High Income Fund)         4.015052              4.097522                 23,351            1996

                                   63 of 191

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
                FUND                   OF PERIOD             OF PERIOD         END OF THE PERIOD        YEAR
    Fidelity                            2.513939              3.280112             15,008,219            1998
    Contrafund                          2.060284              2.513939              9,637,261            1997
                                        1.953485              2.060284              7,230,068            1996
                                        6.912960              7.716814              4,932,169            1998
    Fidelity
    Equity-Income Fund                  5.361008              6.912960              3,057,190            1997
                                        5.110048              5.361008              2,555,440            1996
    Fidelity  Magellan(R)               2.403149              3.185678              8,905,129            1998
    Fund                                1.913580              2.403149              6,180,393            1997
                                        1.831578              1.913580              5,622,628            1996
    The Growth                          3.388591              4.429930                516,513            1998
    Fund of America(R), Inc.            2.692640              3.388591                496,036            1997
                                        2.519048              2.692640                441,833            1996
    The Income                          2.619427              2.844529                945,389            1998
    Fund of America(R), Inc.            2.161460              2.619427                490,571            1997
                                        2.072401              2.161460                367,278            1996
    INVESCO Dynamics                    1.000000              1.172431                 32,721            1998
    Fund, Inc.
    INVESCO Industrial Income           2.106034              2.384538              1,333,146            1998
    Fund (formerly Financial            1.678925              2.106034                473,406            1997
    Industrial Income Fund,             1.613191              1.678925                309,576            1996
    Inc.)
    INVESCO Total Return Fund           1.000000              1.023668                 53,415            1998
    Janus Fund                          1.952310              2.689953              8,036,789            1998
                                        1.603684              1.952310              2,423,723            1997
                                        1.550416              1.603684              1,634,700            1996
    MAS Funds Fixed                     1.337506              1.418521                552,980            1998
    Income Portfolio                    1.230062              1.337506                248,580            1997
                                        1.215755              1.230062                 87,227            1996
    MFS(R)Growth                        9.028407             11.569155                187,053            1998
    Opportunities Fund - Class A        7.382046              9.028407                178,707            1997
                                        7.065795              7.382046                181,406            1996
    MFS(R)High Income Fund -            6.179271              6.193021                 28,739            1998
    Class A                             5.519552              6.179271                  6,564            1997
                                        5.410180              5.519552                  6,455            1996
    Massachusetts                      15.995935             22.215628                  9,777            1998
    Investors Growth                   10.883496             15.995935                 12,152            1997
    Stock Fund - Class A               10.489775             10.883496                 11,971            1996
    Morgan Stanley Institutional        1.000000              1.106680                 71,375            1998
    Fund- Equity Growth
    Portfolio - Class B
    NSAT Nationwide Small               1.000000              1.022482              1,644,689            1998
    Company Fund
    Nationwide S&P 500 Index            1.000000              1.093550                299,188            1998
    Fund-Class 4
    Nationwide(R)                      20.733404             26.809677              3,035,298            1998
    Fund - Class D                     14.968055             20.733404                329,293            1997
                                       14.282168             14.968055                195,684            1996

                                   64 of 191

                                     ACCUMULATION          ACCUMULATION            NUMBER OF
                                      UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                     AT BEGINNING             AT END           OUTSTANDING AT THE
                FUND                   OF PERIOD             OF PERIOD         END OF THE PERIOD        YEAR
    Nationwide(R)                       3.861607            4.740553                 308,068            1998
    Growth Fund - Class D               3.083766            3.861607                  93,047            1997
                                        2.916880            3.083766                  96,156            1996
    Nationwide(R)                       3.009129            3.136716               8,324,157            1998
    Money Market                        2.885576            3.009129                 909,979            1997
                                        2.867493            2.885576                 901,408            1996
    Neuberger & Berman Equity           1.000000            1.041831                  40,394            1998
    Trust Partners Trust
    Oppenheimer Global Fund -           1.000000            1.106449                  78,391            1998
    Class A
    Putnam Investors Fund -            18.142029           24.390710                  75,040            1998
    Class A                            13.597842           18.142029                  39,280            1997
                                       13.246316           13.597842                  38,905            1996
    Putnam Voyager                      3.843809            4.730485               5,319,237            1998
    Fund - Class A                      3.075635            3.843809               3,166,939            1997
                                        3.055846            3.075635               2,559,117            1996
    Seligman Growth Fund, Inc. -       12.563748           16.855977                  16,244            1998
    Class A                            10.722947           12.563748                   2,475            1997
                                       10.357031           10.722947                   2,396            1996
    T. Rowe Price                       1.846640            2.127594               1,798,986            1998
    International Stock                 1.812507            1.846640               1,036,525            1997
    Fund(R)                             1.725811            1.812507                 931,357            1996
    Templeton                           1.877667            1.771651              21,282,916            1998
    Foreign Fund - Class I              1.774730            1.877667               2,623,603            1997
                                        1.678664            1.774730               2,061,896            1996
    Warburg Pincus Emerging             1.000000            1.058940                  26,076            1998
    Markets Growth Fund


*For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.80% of average net assets on June 30, 1996.

**Unit information is not available for the year 1995.

                                   65 of 191

                                          CONDENSED FINANCIAL INFORMATION

                                                     TIER IV*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.70%

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    American Century: Growth            5.860011               7.958862                     0           1998
    Fund (formerly Twentieth            4.564673               5.860011               758,360           1997
    Century Growth Fund)                4.555235               4.564673               735,112           1996
    American Century Income &           1.000000               1.097739                30,419           1998
    Growth Fund
    American Century                    1.000000               1.084406                50,207           1998
    International Discovery Fund
    American Century: Select            2.064969               2.781702                     0           1998
    Fund
    (formerly Twentieth Century         1.573105               2.064969             1,088,027           1997
    Select Fund)                        1.528629               1.573105               949,150           1996
    American Century: Ultra             2.531889               3.382800                     0           1998
    Fund
    (formerly Twentieth Centuy          2.070713               2.531889             4,964,637           1997
    Ultra Fund)                         2.055839               2.070713             3,956,021           1996
    The Bond Fund                       2.339554               2.443271                     0           1998
    of America(R), Inc.                 2.156734               2.339554                55,496           1997
                                        2.128881               2.156734                46,844           1996
    Dreyfus Appreciation Fund           1.000000               1.080275                49,721           1998

    Dreyfus Premier Midcap              1.000000               1.133431                 5,430           1998
    Stock - Class A
    Dreyfus S&P 500 Index               1.219691               1.551283                     0           1998
    Fund                                1.000000               1.219691             1,092,654           1997
    Dreyfus                             3.542562               4.579129             1,526,223           1998
    Third Century Fund, Inc.            2.757567               3.542562               428,452           1997
                                        2.700026               2.757567               244,163           1996
    Evergreen                           2.429669               2.393558                     0           1998
    Income and Growth                   1.948299               2.429669                21,853           1997
    Fund (formerly                      1.875094               1.948299                27,416           1996
    Evergreen Total Return
    Fund)
    Federated Bond                      1.000000              1.018821                219,340           1998
    Fund Class F
    Federated U.S. Government           1.218047               1.307593                     0           1998
    Securities Fund: 2-5 Years -        1.144861               1.218047               114,003           1997
    Institutional Shares                1.140792               1.144861               104,637           1996
    Fidelity Advisor Growth             1.000000              1.089444                 11,123           1998
    Opportunities Fund - Class A
    Fidelity Advisor High Yield         1.000000              1.064934                  5,110           1998
    Fund - Class T
    Fidelity Asset                      1.521688               1.754263                     0           1998
    Manager(TM)                         1.253217               1.521688               538,872           1997
                                        1.214027               1.253217               456,745           1996
    Fidelity Capital                    4.667941               4.855767                     0           1998
    & Income Fund (formerly             4.098210               4.667941                22,307           1997
    Fidelity High Income Fund)          4.015097               4.098210                22,770           1996

                                   66 of 191

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    Fidelity                            2.516865               3.287212                     0           1998
    Contrafund                          2.060621               2.516865             4,750,222           1997
                                        1.953501               2.060621             3,683,606           1996
                                        6.921001               7.733517                     0           1998
    Fidelity
    Equity-Income Fund                  5.361886               6.921001             2,389,431           1997
                                        5.110090               5.361886             1,989,159           1996
    Fidelity  Magellan(R)               2.405944               3.192571                     0           1998
    Fund                                1.913894               2.405944             3,706,622           1997
                                        1.831593               1.913894             3,295,811           1996
    The Growth                          3.392534               4.439517                     0           1998
    Fund of America(R), Inc.            2.693081               3.392534               170,540           1997
                                        2.519069               2.693081               158,421           1996
    The Income                          2.622475               2.850687                     0           1998
    Fund of America(R), Inc.            2.161814               2.622475               294,406           1997
                                        2.072418               2.161814               246,997           1996
    INVESCO Dynamics Fund               1.000000               1.172584                   505           1998

    INVESCO Industrial Income           2.108484               2.389699                     0           1998
    Fund (formerly Financial            1.679200               2.108484               473,795           1997
    Industrial Income Fund)             1.613204               1.679200               346,238           1996
    INVESCO Total Return Fund           1.000000               1.023803                72,756           1998
    Janus Fund                          1.954582               2.695775                     0           1998
                                        1.603947               1.954582             2,404,760           1997
                                        1.550428               1.603947             1,696,374           1996
    MAS Funds Fixed                     1.339063               1.421594                                 1998
    Income Portfolio                    1.230264               1.339063                91,023           1997
                                        1.215765               1.230264                27,573           1996
    MFS(R)Growth                        9.038914              11.594198                     0           1998
    Opportunities Fund - Class A        7.383255               9.038914                 5,735           1997
                                        7.065853               7.383255                 7,294           1996
    MFS(R)High Income Fund -            6.186539               6.206555                     0           1998
    Class A                             5.520479               6.186539                   105           1997
                                        5.410240               5.520479                   130           1996
    Massachusetts                      16.014540              22.263692                     0           1998
    Investors Growth                   10.885279              16.014540                   285           1997
    Stock Fund - Class A               10.489862              10.885279                   280           1996

    Morgan Stanley Institutional        1.000000               1.106825                 5,955           1998
    Fund - Equity Growth
    Portfolio - Class B
    LifeDesigns Series - The            1.000000               1.152311             2,046,802           1998
    Aggressive Portfolio

    LifeDesigns Series - The            1.000000               1.110341               289,939           1998
    Conservative Portfolio

    LifeDesigns Series - The            1.000000               1.145999             1,328,203           1998
    Moderate Portfolio

                                   67 of 191

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    LifeDesigns Series - The            1.000000              1.143522                806,901           1998
    Moderately Aggressive
    Portfolio
    LifeDesigns Series - The            1.000000              1.131933                473,517           1998
    Moderately Conservative
    Portfolio
    Nationwide(R)                      20.757521             26.867683                803,944           1998
    Fund - Class D                     14.970505             20.757521                142,531           1997
                                       14.282285             14.970505                 54,398           1996
    Nationwide(R)                       3.866100              4.750814                      0           1998
    Growth Fund - Class D               3.084270              3.866100                339,294           1997
                                        2.916904              3.084270                286,704           1996
    Nationwide(R)                       3.012668              3.143571              3,318,283           1998
    Money Market                        2.886060              3.012668                985,611           1997
                                        2.867525              2.886060              1,141,686           1996
    Nationwide S&P 500                  1.000000              1.093694                 22,552           1998
    Index Fund
    NSAT Nationwide Small               1.000000              1.023450                877,300           1998
    Company Fund
    Neuberger Berman                    1.000000              1.041968                  4,567           1998
    Partners Trust
    Oppenheimer Global Fund -           1.000000              1.106594                  5,875           1998
    Class A
    Prestige Balanced Fund -            1.000000              1.061002                 48,644           1998
    Class Y
    Prestige International Fund         1.000000              1.092070                 16,097           1998
    - Class Y
    Prestige Large Cap Growth           1.000000              1.139564                 52,478           1998
    Fund - Class Y
    Prestige Large Cap Value            1.000000              1.049429                  7,620           1998
    Fund - Class Y
    Prestige Small Cap Fund -           1.000000              1.090386                 31,273           1998
    Class Y
    Putnam Investors Fund -            18.163138             24.443490                      0           1998
    Class A                            13.600069             18.163138                  4,776           1997
                                       13.246425             13.600069                  4,735           1996
    Putnam Voyager                      3.848283              4.740725                      0           1998
    Fund - Class A                      3.076140              3.848283              2,223,516           1997
                                        3.055871              3.076140              1,979,411           1996
    Seligman Growth Fund, Inc. -       12.578369             16.892454                      0           1998
    Class A                            10.724703             12.578369                    684           1997
                                       10.357115             10.724703                    684           1996
    T. Rowe Price                       1.848790              2.132200                      0           1998
    International Stock                 1.812803              1.848790                783,958           1997
    Fund(R)                             1.725825              1.812803                881,585           1996

                                   68 of 191

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    Templeton                           1.879853              1.775488              4,957,272           1998
    Foreign Fund - Class A              1.775020              1.879853              1,763,615           1997
                                        1.678677              1.775020              1,461,504           1996
    Warburg Pincus Emerging             1.000000              1.059122                  7,510           1998
    Growth Fund

 *For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.70% of average net assets on June 30, 1996.

 **Unit information is not available for the year 1995.

                                   69 of 191

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                     TIER V*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.65%

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    AIM Equity Funds, Inc. -           2.318983               2.751200              3,022,273           1998
    AIM Constellation Fund             2.057438               2.318983              2,389,104           1997
    - Institutional Class              1.897355               2.057438              1,258,757           1996
    American Century: Growth           5.866443               7.971577              8,602,720           1998
    Fund (formerly Twentieth           4.567407               5.866443              6,244,941           1997
    Century Growth Fund)               4.139808               4.567401              6,000,935           1996
    American Century Select Fund       1.000000               2.768141              1,181,418           1998

    American Century: Ultra            2.534668               3.388204             35,694,678           1998
    Fund
    (formerly Twentieth Centuy         2.071951               2.534668             19,414,868           1997
    Ultra Fund)                        1.858002               2.071951             16,258,739           1996
    The Bond Fund                      2.342166               2.447231              1,599,096           1998
    of America(R), Inc.                2.158056               2.342166                736,645           1997
                                       2.057925               2.158056                471,875           1996
    Decatur Income Fund -              1.000000               3.202651                    169           1998
    Institutional Class
    Dreyfus S&P 500 Index Fund         1.000000               1.545632              5,191,876           1998

    Dreyfus                            3.546449               4.586444              2,794,245           1998
    Third Century Fund, Inc.           2.759214               3.546449              2,302,999           1997
                                       2.421004               2.759214              1,592,562           1996
    Evergreen Income and Growth        2.432337               2.397384                431,682           1998
    Fund (formerly                     1.949465               2.432337                433,149           1997
    Evergreen Total Return Fund)       1.797507               1.949465                494,994           1996
    Federated U.S. Government          1.000000               1.301463                344,294           1998
    Securities Fund: 2-5 Years
    - Institutional Shares
    Fidelity Capital & Income          4.673077               4.863557                 85,411           1998
    Fund (formerly Fidelity High       4.100654               4.673077                 70,677           1997
    Income Fund)                       3.891882               4.100654                 84,610           1996
    Fidelity                           2.519627               3.292464             16,051,389           1998
    Contrafund                         2.061853               2.519627              3,990,922           1997
                                       1.834521               2.061853              1,600,079           1996
    Fidelity Asset Manager             1.000000               1.745707                758,282           1998

                                       6.928596               7.745874             11,315,425           1998
    Fidelity
    Equity-Income Fund                 5.365090               6.928596              7,574,670           1997
                                       4.792632               5.365090              6,613,425           1996
    Fidelity Growth &                  2.591531               3.303630              6,458,278           1998
    Income Portfolio                   2.003791               2.591531              3,435,213           1997
                                       1.788691               2.003791              1,071,573           1996
    Fidelity  Magellan(R)              2.408585               3.197672             26,173,266           1998
    Fund                               1.915038               2.408585             16,840,881           1997
                                       1.732300               1.915038             15,847,180           1996

                                   70 of 191

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    The Growth Fund of America          1.000000              4.417868                397,583           1998

    The Income Fund of America          1.000000              2.836785                403,926           1998

    INVESCO Industrial Income           1.000000              2.378046                660,119           1998
    Fund, Inc.
    Janus Fund                          1.000000              2.682628              4,344,666           1998

    MAS Funds - Fixed Income            1.000000              1.414658                283,874           1998
    Portfolio
    MFS(R)Growth                        9.048839             11.612729              2,162,443           1998
    Opportunities Fund - Class A        7.387670              9.048839              1,999,203           1997
                                        6.482021              7.387670              2,053,995           1996
    MFS(R)High Income Fund -            6.193345              6.216512                664,163           1998
    Class A                             5.523771              6.193345                500,487           1997
                                        5.237254              5.523771                466,255           1996
    Massachusetts                      16.032114             22.299259                262,889           1998
    Investors Growth                   10.891785             16.032114                271,730           1997
    Stock Fund - Class A                9.620839             10.891785                270,135           1996
    Nationwide(R)Bond Fund -            2.175755              2.342442                 43,138           1998
    Class D                             2.003508              2.175755                 51,355           1997
                                        1.902228              2.003508                 53,369           1996
    Nationwide(R)                      20.780295             26.910596              1,339,459           1998
    Fund - Class D                     14.979448             20.780295                721,864           1997
                                       13.293866             14.979448                408,411           1996
    Nationwide(R)                       3.870345              4.758406              1,367,643           1998
    Growth Fund - Class D               3.086114              3.870345                658,443           1997
                                        2.801588              3.086114                517,548           1996
    Nationwide(R)                       3.015983              3.148614              4,349,555           1998
    Money Market                        2.887782              3.015983              3,131,282           1997
                                        2.848502              2.887782              3,694,679           1996
    Neuberger Berman                    1.601873              1.628931                923,269           1998
    Guardian Fund, Inc.                 1.367075              1.601873                614,486           1997
                                        1.203016              1.367075                109,076           1996
    Putnam                             18.183069             24.482535              2,271,192           1998
    Investors Fund - Class A           13.608194             18.183069              1,771,233           1997
                                       12.172007             13.608194              1,571,300           1996
    Putnam Voyager                      3.852510              4.748304              6,536,365           1998
    Fund - Class A                      3.077980              3.852510              1,528,999           1997
                                        2.937103              3.077980                990,216           1996
    SEI Index Funds -                   3.920739              4.999357              8,122,338           1998
    S&P 500 Index                       2.965481              3.920739              3,689,771           1997
    Portfolio                           2.610748              2.965481                724,558           1996

                                   71 of 191

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    Seligman                           12.592179             16.919446                108,084           1998
    Growth Fund, Inc. - Class A        10.731114             12.592179                113,689           1997
                                        9.693645             10.731114                121,166           1996
    T. Rowe Price                       1.850821              2.135609              5,964,541           1998
    International Stock                 1.813888              1.850821              4,875,751           1997
    Fund(R)                             1.686337              1.813888              5,512,814           1996
    Templeton                           1.881918              1.778328              1,352,884           1998
    Foreign Fund - Class A              1.776082              1.881918              1,092,861           1997
                                        1.628310              1.776082                168,098           1996

*For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.65% of average net assets on June 30, 1996.

**Unit information is not available for the year 1995.

                                   72 of 191

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                     TIER VI

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.60%

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    American Century                    1.000000              7.951067                194,830           1998
    Growth Fund
    American Century Ultra Fund         1.000000              3.379488              1,072,286           1998
    The Bond Fund of America,           1.000000              2.440904                 82,948           1998
    Inc.
    Delaware Group Decatur Fund,        1.000000              3.215194                  6,112           1998
    Inc. Decatur Income Fund
    Institutional Class
    Dreyfus S&P 500 Index Fund          1.000000              1.550532              1,251,281           1998
    Evergreen Income and Growth         1.000000              2.391215                  2,788           1998
    Fund - Class Y
    Federated U.S. Government           1.000000              1.306298                 71,515           1998
    Securities Fund: 2-5 Years -
    Institutional Shares
    Fidelity Asset Manager              1.000000              1.752545                 53,124           1998

    Fidelity Contrafund                 1.000000              3.283991                979,826           1998

    Fidelity Equity Income              1.000000              7.725951                170,677           1998
    Fund
    Fidelity Magellan Fund              1.000000              3.189445                683,273           1998
    The Growth Fund of America          1.000000              4.435169                162,774           1998
    The Income Fund of America          1.000000              2.847897                153,954           1998
    INVESCO Industrial Income           1.000000              2.387360                 90,551           1998
    Fund, Inc.
    Janus Fund                          1.000000              2.693134                627,794           1998
    MAS Funds - Fixed Income            1.000000              1.420201                118,670           1998
    Portfolio
    LifeDesigns Series - The            1.000000              1.154520                310,655           1998
    Aggressive Portfolio

    LifeDesigns Series - The            1.000000              1.112468                 66,069           1998
    Conservative Portfolio

    LifeDesigns Series - The            1.000000              1.148195                106,065           1998
    Moderate Portfolio

    LifeDesigns Series - The            1.000000              1.145713                259,760           1998
    Moderately Aggressive
    Portfolio
    LifeDesigns Series - The            1.000000              1.134101                 50,620           1998
    Moderately Conservative
    Portfolio
    Nationwide Growth Fund              1.000000              4.746163                  1,583           1998
    Prestige Large Cap Growth           1.000000              1.139173                  2,573           1998
    Fund - Class Y
    Prestige Small Cap Fund -           1.000000              1.090529                  4,696           1998
    Class Y
    Putnam Investors Fund -             1.000000             24.419553                  4,084           1998
    Class A

                                   73 of 191

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    Putnam Voyager Fund - Class         1.000000              4.736081                454,607           1998
    A
    T. Rowe Price International         1.000000              2.130112                126,263           1998
    Stock Fund

                                   74 of 191

                                          CONDENSED FINANCIAL INFORMATION
                                                    (CONTINUED)

                                                     TIER VII

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.55%

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    American Century Income &           1.000000              1.097955                  8,687           1998
    Growth
    American Century                    1.000000              1.084619                  6,011           1998
    International Discovery Fund
    The Bond Fund of America            1.000000              2.437786                 82,138           1998
    Dreyfus Appreciation                1.000000              1.080487                136,346           1998
    Fund, Inc
    Dreyfus Premier Midcap Stock        1.000000              1.133654                    914           1998
    - Class A
    Dreyfus S&P 500 Index Fund          1.000000              1.549323                153,801           1998
    The Dreyfus Third Century           1.000000              4.557584              1,265,956           1998
    Fund, Inc.
    Evergreen Income and Growth         1.000000              2.388169                 91,000           1998
    Fund - Class Y
    Federated U.S. Government           1.000000              1.304613                 62,224           1998
    Securities Fund: 2-5 Years
    Institutional Shares
    Fidelity Advisor Growth             1.000000              1.089659                 87,134           1998
    Opportunities Fund - Class A
    Fidelity Asset Manager              1.000000              1.750311                 28,644           1998
    Fidelity Contrafund                 1.000000              3.279805                557,635           1998
    Fidelity Equity Income Fund         1.000000              7.716109                 99,286           1998
    Fidelity Magellan Fund              1.000000              3.185381                308,121           1998
    The Growth Fund of America          1.000000              4.429517                 28,933           1998
    The Income Fund of America          1.000000              2.844269                 49,186           1998
    INVESCO Dyanamics                   1.000000              1.172815                 14,593           1998
    Fund, Inc.
    INVESCO Industrial Income           1.000000              2.384319                158,514           1998
    Fund, Inc.
    INVESCO Total Return Fund           1.000000              1.024005                  2,474           1998
    MAS Funds - Fixed Income            1.000000              1.418390                 15,856           1998
    Portfolio
    Massachusetts Investors             1.000000             22.213562                  1,109           1998
    Growth Stock Index Fund -
    Class A
    MFS Growth Opportunities            1.000000             11.568078                 16,642           1998
    Fund - Class A
    MFS High Income                     1.000000              6.192408                  2,329           1998
    Fund - Class A
    Morgan Stanley Equity Growth        1.000000              1.107043                  7,861           1998
    Portfolio - Class B
    Nationwide Fund - Class D           1.000000             26.741341                940,065           1998
    Nationwide Growth Fund -            1.000000              4.740115                31,4895           1998
    Class D

                                   75 of 191

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    Nationwide Money                    1.000000              3.136406              3,511,177           1998
    Market Fund
    Nationwide S&P 500 Index            1.000000              1.093909                112,981           1998
    Fund - Class Y
    NSAT Nationwide Small               1.000000              1.007001                528,402           1998
    Company Fund
    Oppenheimer Global Fund -           1.000000              1.106811                 11,480           1998
    Class A
    Putnam Investors Fund -             1.000000             24.388433                 10,786           1998
    Class A
    Seligman Growth Fund, Inc.          1.000000             16.854407                  1,971           1998
    Class A
    T. Rowe Price International         1.000000              2.127397                 85,069           1998
    Stock Fund
    Templeton Foreign Fund -            1.000000              1.767129              5,105,892           1998
    Class A
    Warburg Pincus Emerging             1.000000              1.059668                 21,363           1998
    Growth Fund

                                   76 of 191

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER VIII

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.45%

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    LifeDesigns Series - The            1.00000               1.150582                211,944           1998
    Aggressive Portfolio

    LifeDesigns Series - The            1.000000              1.108677                 80,765           1998
    Conservative Portfolio

    LifeDesigns Series - The            1.000000              1.144281                 80,286           1998
    Moderate Portfolio

    LifeDesigns Series - The            1.000000              1.141807                155,701           1998
    Moderately Aggressive
    Portfolio
    LifeDesigns Series - The            1.000000              1.130236                230,674           1998
    Moderately Conservative
    Portfolio
    Prestige Balanced Fund -            1.000000              1.061351                  3,404           1998
    Class Y
    Prestige International Fund         1.000000              1.092427                  1,317           1998
    -
    Class Y
    Prestige Large Cap Growth           1.000000              1.139937                  1,307           1998
    Fund - Class Y
    Prestige Large Cap Value            1.000000              1.049773                  2,293           1998
    Fund - Class Y
    Prestige Small Cap Fund -           1.000000              1.090743                    946           1998
    Class Y

                                   77 of 191

                        CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                     TIER IX

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.40%

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    American Century Income &           1.000000              1.098171                 79,664           1998
    Growth Fund
    American Century Growth Fund        1.000000              7.923462                  3,508           1998
    American Century                    1.000000              1.084832                 26,496           1998
    International Discovery Fund
    Dreyfus Appreciation Fund,          1.000000              1.080700                 27,993           1998
    Inc.
    The Dreyfus Third Century           1.000000              4.558760                737,042           1998
    Fund, Inc.
    Federated Bond Fund - Class         1.000000              1.019222                     12           1998
    F
    INVESCO Dynamics Fund               1.000000              1.173045                    818           1998
    INVESCO Total Return Fund           1.000000              1.024207                     44           1998
    MFS Growth Opportunities            1.000000             11.542612                  4,519           1998
    Fund - Class A
    Nationwide Fund - Class D           1.000000             26.748259                487,464           1998
    Nationwide Money Market Fund        1.000000              3.130815              2,298,866           1998
    Nationwide S&P 500 Index            1.000000              1.094125                116,258           1998
    Fund
    NSAT Nationwide Small               1.000000              1.007261                384,544           1998
    Company Fund
    Oppenheimer Global Fund -           1.000000              1.107029                 29,079           1998
    Class A
    Templeton Foreign Fund -            1.000000              1.767586              2,148,011           1998
    Class A
    Warburg Pincus Emerging             1.000000              1.059668                 21,363           1998
    Growth Fund

                                   78 of 191

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                     TIER X

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.35%

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    The Dreyfus Third Century           1.000000              4.581408                276,300           1998
    Fund, Inc.
    Nationwide Fund - Class D           1.000000             26.881104                104,750           1998
    Nationwide Money Market Fund        1.000000              3.142446                175,079           1998
    NSAT Nationwide Small               1.000000              1.024134                 18,482           1998
    Company Fund
    Templeton Foreign Fund -            1.000000              1.776379                365,896           1998
    Class A

                                   79 of 191

                                          CONDENSED FINANCIAL INFORMATION
                                                    (CONTINUED)

                                                      TIER XI

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.30%

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    American Century Income &           1.000000              1.098315                  4,917           1998
    Growth Fund
    American Century Growth Fund        1.000000              7.952673                261,146           1998
    American Century Ultra  Fund        1.000000              3.380172                717,400           1998
    Dreyfus Appreciation Fund           1.000000              1.080842                  4,977           1998
    The Dreyfus Third Century           1.000000              4.575570                144,811           1998
    Fund, Inc.
    Janus Fund                          1.000000              2.693678                597,789           1998
    Morgan Stanley Equity               1.000000              1.107406                  3,268           1998
    Growth Portfolio
    Nationwide Fund                     1.000000             26.846869                 53,286           1998
    Nationwide Money Market Fund        1.000000              3.138391                294,839           1998
    NSAT Nationwide Small               1.000000              1.025150                 19,929           1998
    Company Fund
    Oppenheimer Global Fund -           1.000000              1.107174                  1,060           1998
    Class A
    Templeton Foreign Fund -            1.000000              1.774115                232,860           1998
    Class A

                                   80 of 191

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER XII

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.25%

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    LifeDesigns Series - The            1.000000              1.150978                 68,325           1998
    Aggressive Portfolio
    LifeDesigns Series - The            1.000000              1.109060                 83,356           1998
    Conservative Portfolio
    LifeDesigns Series - The            1.000000              1.144675                 21,387           1998
    Moderate Portfolio
    LifeDesigns Series - The            1.000000              1.142200                 43,931           1998
    Moderately Aggressive
    Portfolio
    LifeDesigns Series - The            1.000000              1.130626                  6,709           1998
    Moderately Conservative
    Portfolio

                                   81 of 191

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER XIII

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.20%

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    LifeDesigns Series - The            1.000000              1.155315                 11,063           1998
    Aggressive Portfolio
    LifeDesigns Series - The            1.000000              1.113236                 14,242           1998
    Conservative Portfolio
    LifeDesigns Series - The            1.000000              1.148987                     43           1998
    Moderate Portfolio
    LifeDesigns Series - The            1.000000              1.146503                 94,205           1998
    Moderately Aggressive
    Portfolio
    LifeDesigns Series - The            1.000000              1.134884                  7,860           1998
    Moderately Conservative
    Portfolio

                                   82 of 191

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER XIV

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.15%

                                      ACCUMULATION           ACCUMULATION           NUMBER OF
                                       UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                                      AT BEGINNING              AT END          OUTSTANDING AT THE
                FUND                    OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    LifeDesigns Series - The            1.000000              1.155248                 14,581           1998
    Aggressive Portfolio
    LifeDesigns Series - The            1.000000              1.113172                  1,089           1998
    Conservative Portfolio
    LifeDesigns Series - The            1.000000              1.148920                  8,670           1998
    Moderate Portfolio
    LifeDesigns Series - The            1.000000              1.146437                 17,344           1998
    Moderately Aggressive
    Portfolio
    LifeDesigns Series - The            1.000000              1.134818                  4,278           1998
    Moderately Conservative
    Portfolio

                                   83 of 191

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 3, 1999

                 GROUP FLEXIBLE FUND RETIREMENT CONTRACTS ISSUED
                    BY THE NATIONWIDE DC VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 3, 1999. The prospectus may be obtained from Nationwide Life Insurance Company, P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or by calling 1-800-545-4730 (TTD: 1-800-848-0833).

                                TABLE OF CONTENTS

                                                                                                                    PAGE
General Information and History....................................................................................... 1
Services.............................................................................................................. 1
Purchase of Securities Being Offered.................................................................................. 2
Underwriters.......................................................................................................... 2
Calculation of Performance............................................................................................ 2
Annuity Payments...................................................................................................... 3
Financial Statements.................................................................................................. 4

GENERAL INFORMATION AND HISTORY

The Nationwide DC Variable Account ("variable account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide Insurance Enterprise and all of it's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. Nationwide is one of America's largest insurance and financial services family of companies, with combined assets of over $98.28 billion as of December 31, 1998.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

All assets of the variable account are held in custody for safekeeping by Nationwide. The assets of each sub-account will be kept physically segregated and held separate and apart from assets of other sub-accounts and from assets of any other firm, person, or corporation. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual fund held in each sub-account.

Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

                                   84 of 191

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

For those plans which provide this contract and the Nationwide's Group Fixed Fund Retirement contract, the contract owner, or the participant if the plan so provides, may exchange accumulation units between any sub-account and the deposit fund of the Group Fixed Fund Retirement contract. Exchanges from the deposit fund to any sub-account will be subject to the limitations of the Group Fixed Fund Retirement contract. Exchanges will be effective when received in good order at Nationwide's home office.

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1998, 1997, and 1996, no underwriting commissions were paid by Nationwide to NISC.

CALCULATION OF PERFORMANCE

Any current yield quotations of the Nationwide Money Market Fund, the Dreyfus Cash Management Fund - Class A, and the Nationwide Separate Account Trust- Money Market Fund subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation units at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1998, the Nationwide Money Market Fund, the Dreyfus Cash Management Fund - Class A, and NSAT-Money Market Fund seven-day current yield was 3.74%, 1.90%, and 3.87%, respectively. The Nationwide Money Market Fund, the Dreyfus Cash Management Fund - Class A, and NSAT Money Market Fund seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the underlying mutual fund, and at December 31, 1998 were 3.80%, 1.91% and 3.95%, respectively.

The Nationwide Money Market Fund, the Dreyfus Cash Management Fund, Nationwide Separate Account Trust- Money Market Fund Sub-Account yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the underlying mutual funds' portfolios, portfolio quality and average maturity, changes in interest rates, and the underlying mutual funds' expenses. Although each sub-account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described under "Investment Manager and Other Services" in the underlying mutual funds' Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the Nationwide Money Market Fund Sub-Account, the Dreyfus Cash Management Fund - Class A Sub-Account, Nationwide Separate Account Trust Money Market Fund Sub-Account are not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

Nationwide may, from time to time, advertise several types of historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a

                                   85 of 191
manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund option has been available in the variable account if the underlying mutual fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund option has been in existence. For those underlying mutual fund options which have not been held as sub-accounts for one of prescribed periods, the nonstandardized total return illustrations will show the investment performance such underlying mutual fund options would have achieved (reduced by the same charges except the Participant Account Maintenance Charge and CDSC) had such underlying mutual fund options been available in the variable account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations reflected below are calculated as described in this section using underlying mutual fund performance for the period ended December 31, 1998. However, Nationwide generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than show below. The quotations and other comparative material advertised by Nationwide are based upon historical earnings and are not intended to represent or guarantee future results. A contract owner's contract value at redemption may be more or less than the original cost.

ANNUITY PAYMENTS

See "Retirement Income Payments" located in the prospectus.

                                   86 of 191

--------------------------------------------------------------------------------



                          Independent Auditors' Report
                          ----------------------------



TheBoard of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide DC Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide DC Variable Account as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide DC Variable Account as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999















--------------------------------------------------------------------------------

================================================================================

                         NATIONWIDE DC VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998


ASSETS:
   Investments at market value:
      AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)
         263,200 shares (cost $7,413,238) ..........................................   $  8,314,474
      American Century: Income & Growth Fund (ACIncGro)
         8,751 shares (cost $252,715) ..............................................        255,963
      American Century: Twentieth Century Growth Fund (ACTCGro)
         7,549,979 shares (cost $173,502,107) ......................................    205,057,427
      American Century: Twentieth Century International Discovery Fund (ACTCIntDis)
         18,884 shares (cost $174,069) .............................................        180,719
      American Century: Twentieth Century Select Fund (ACTCSel)
         71,946 shares (cost $3,022,181) ...........................................      3,409,516
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         14,569,157 shares (cost $413,579,335) .....................................    486,755,522
      American Century VP - American Century VP Balanced (ACVPBal)
         1,638 shares (cost $12,405) ...............................................         13,660
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         8,258 shares (cost $80,786) ...............................................         74,486
      The Bond Fund of America(SM), Inc. (BdFdAm)
         1,379,536 shares (cost $19,067,980) .......................................     18,775,484
      Davis New York Venture Fund, Inc. - Class A (DNYVenFd)
         14,014 shares (cost $325,076) .............................................        350,493
      Delaware Group Decatur Fund, Inc. -
      Decatur Income Fund Institutional Class (DeDecInc)
        17,665 shares (cost $327,850) ..............................................        323,087
      Dreyfus Appreciation Fund, Inc. (DryApp)
         19,100 shares (cost $783,375) .............................................        803,537
      Dreyfus Cash Management - Class A (DryCsMgt)
         243,926 shares (cost $243,926) ............................................        243,926
      Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
         1,146 shares (cost $18,034) ...............................................         19,054
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         1,859,812 shares (cost $58,191,897) .......................................     67,678,560
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         624 shares (cost $15,827) .................................................         19,407
      Dreyfus Stock Index Fund (DryStkIx)
         3,783 shares (cost $97,040) ...............................................        123,028
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         4,603,101 shares (cost $47,080,177) .......................................     56,526,083

Evergreen Income and Growth Fund - Class Y (EvIncGro)
   190,917 shares (cost $3,808,065) ............................................     3,930,975
Federated Investment Series Fund, Inc. - Federated Bond Fund - Class F (FedBdFd)
   28,324 shares (cost $282,308) ...............................................       281,255
Federated U.S. Government Securities Fund: 2-5 Years -
Institutional Shares (FedUSGvt)
  572,243 shares (cost $6,185,458) .............................................     6,243,174
Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)
   6,154 shares (cost $304,000) ................................................       306,517
Fidelity Advisor High Yield Fund - Class T (FAHiYld)
   1,679 shares (cost $19,187) .................................................        19,028
Fidelity Asset Manager(TM) (FidAsMgr)
   546,181 shares (cost $9,688,228) ............................................     9,498,080
Fidelity Capital & Income Fund (FidCapInc)
   136,360 shares (cost $1,257,492) ............................................     1,265,424
Fidelity Contrafund (FidContr)
   6,695,436 shares (cost $289,882,971) ........................................   380,233,829
Fidelity Equity-Income Fund (FidEqInc)
   5,618,084 shares (cost $231,095,999) ........................................   312,084,541
Fidelity Growth & Income Portfolio (FidGrInc)
   465,518 shares (cost $18,444,138) ...........................................    21,339,345
Fidelity Magellan(R) Fund (FidMgln)
   2,577,582 shares (cost $215,781,095) ........................................   311,423,426
Fidelity VIP Fund II - Asset Manager Portfolio (FidVIPAM)
   2,717 shares (cost $43,205) .................................................        49,340
Fidelity VIP Fund - Equity-Income Portfolio (FidVIPEI)
   8,516 shares (cost $184,286) ................................................       216,479
Fidelity VIP Fund - Growth Portfolio (FidVIPGr)
   4,900 shares (cost $154,983) ................................................       219,875
Fidelity VIP Fund - High Income Portfolio (FidVIPHI)
   3,728 shares (cost $45,706) .................................................        42,981
Fidelity VIP Fund - Overseas Portfolio (FidVIPOv)
   6,799 shares (cost $125,995) ................................................       136,323
The Growth Fund of America(R), Inc. (GroFdAm)
   859,354 shares (cost $15,610,829) ...........................................    19,249,530
The Income Fund of America(R), Inc. (IncFdAm)
   1,183,132 shares (cost $19,882,738) .........................................    20,515,502
INVESCO Dynamics Fund, Inc. (InvDynam)
   3,622 shares (cost $54,805) .................................................        57,042
INVESCO Industrial Income Fund, Inc. (InvIndlnc)
   1,873,975 shares (cost $26,053,975) .........................................    28,222,069
INVESCO Total Return Fund (InvTotRet)
   4,202 shares (cost $132,268) ................................................       131,776
Janus Fund (JanFund)
   3,906,245 shares (cost $104,578,466) ........................................   131,445,159

                                                                                   (Continued)

Janus Worldwide Fund (JanWrldwde)
   24,384 shares (cost $1,122,605) ....................................................     1,154,847
MAS Funds - Fixed Income Portfolio (MASFIP)
   525,805 shares (cost $6,302,778) ...................................................     6,157,174
Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
   657,359 shares (cost $7,708,502) ...................................................    10,458,576
MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
   2,236,191 shares (cost $29,085,559) ................................................    35,667,242
MFS(R) High Income Fund - Class A (MFSHiInc)
   1,042,583 shares (cost $5,743,632) .................................................     5,338,024
Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B (MSIEqGroB)
   5,153 shares (cost $96,282) ........................................................        97,796
NAAT - The Aggressive Portfolio (NAATAggr)
   260,548 shares (cost $2,872,678) ...................................................     3,069,260
NAAT - The Conservative Portfolio (NAATCons)
   54,044 shares (cost $574,834) ......................................................       594,481
NAAT - The Moderate Portfolio (NAATMod)
   153,133 shares (cost $1,623,148) ...................................................     1,770,213
NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
   135,990 shares (cost $1,474,071) ...................................................     1,576,125
NAAT - The Moderately Conservative Portfolio (NAATModCon)
   77,264 shares (cost $821,572) ......................................................       875,398
Nationwide(R) Bond Fund - Class D (NWBdFd)
   29,149 shares (cost $277,398) ......................................................       283,908
Nationwide(R) Fund - Class D (NWFund)
   5,830,525 shares (cost $151,068,135) ...............................................   188,967,304
Nationwide(R) Growth Fund - Class D (NWGroFd)
   802,597 shares (cost $11,723,118) ..................................................    13,756,506
Nationwide(R) Money Market Fund (NWMyMkt)
   68,177,289 shares (cost $68,177,289) ...............................................    68,177,289
Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)
   55,739 shares (cost $584,093) ......................................................       602,542
Nationwide(R)Separate Account Trust - Government Bond Fund (NSATGvtBd)
   1,662 shares (cost $18,619) ........................................................        19,433
Nationwide(R)Separate Account Trust - Money Market Fund (NSATMyMkt)
   76,142 shares (cost $76,142) .......................................................        76,142
Nationwide(R)Separate Account Trust - Small Company Fund (NSATSmCo)
   221,029 shares (cost $3,254,966) ...................................................     3,538,678
Nationwide(R) Separate Account Trust - Total Return Fund (NSATTotRe)
   8,021 shares (cost $118,035) .......................................................       147,591
Neuberger & Berman Advisors Management Trust - Growth Portfolio (NBAMTGro)
   1,331 shares (cost $33,357) ........................................................        34,993
Neuberger & Berman Advisors Management Trust -
Limited Maturity Bond Portfolio (NBAMTLMat)
  805 shares (cost $11,038) ...........................................................        11,128
Neuberger & Berman Advisors Management Trust - Partners Portfolio (NBAMTPart)
   3,363 shares (cost $58,476) ........................................................        63,654

      Neuberger & Berman Equity Funds - Guardian Fund (NBGuard)
         67,119 shares (cost $1,551,245) ............................................        1,504,803
      Neuberger & Berman Equity Funds - Manhattan Fund (NBManhFd)
         21,583 shares (cost $248,994) ..............................................          257,916
      Neuberger & Berman Equity Trust - Partners Trust (NBPartTr)
         2,597 shares (cost $46,916) ................................................           46,923
      NIF III - Prestige Balanced Fund - Class Y (PrBalY)
         5,159 shares (cost $53,979) ................................................           55,200
      NIF III - Prestige International Fund - Class Y (PrIntY)
         1,797 shares (cost $18,374) ................................................           18,992
      NIF III - Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)
         5,540 shares (cost $60,384) ................................................           64,265
      NIF III - Prestige Large Cap Value Fund - Class Y (PrLgCpValY)
         983 shares (cost $10,134) ..................................................           10,377
      NIF III - Prestige Small Cap Fund - Class Y (PrSmCapY)
         3,704 shares (cost $38,380) ................................................           40,259
      Oppenheimer Global Fund - Class A (OppGlob)
         3,269 shares (cost $138,815) ...............................................          139,272
      Putnam Investors Fund - Class A (PutInvFd)
         5,000,754 shares (cost $51,029,196) ........................................       74,111,177
      Putnam Voyager Fund - Class A (PutVoyFd)
         9,525,088 shares (cost $165,548,838) .......................................      208,789,938
      SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
         1,099,721 shares (cost $35,952,783) ........................................       42,273,259
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         493,221 shares (cost $2,756,305) ...........................................        3,659,697
      T. Rowe Price International Funds, Inc. - International Stock Fund(R)(TRIntStk)
         2,434,040 shares (cost $35,530,590) ........................................       36,486,256
      Templeton Foreign Fund - Class I (TemForFd)
         7,485,101 shares (cost $74,436,720) ........................................       62,799,996
      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         1,457 shares (cost $53,007) ................................................           58,225
                                                                                        --------------
            Total investments .......................................................    2,868,590,955
   Accounts receivable ..............................................................        2,559,444
                                                                                        --------------
            Total assets ............................................................    2,871,150,399
ACCOUNTS PAYABLE ....................................................................          138,219
                                                                                        --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ....................................................   $2,871,012,180
                                                                                        ==============



See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                         NATIONWIDE DC VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                 TOTAL                               AIMCON
                                                        --------------------------         --------------------------
                                                          1998               1997             1998              1997
                                                     ------------       ------------      ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $    20,651,143        20,895,878              --                --
  Mortality and expense charges (note 2).........       (3,556,112)       (8,777,426)          (13,212)          (83,193)
  Administration charge (note 2):
          Tier I ................................       (1,675,650)       (4,398,894)           (2,695)          (55,661)
          Tier II ...............................         (484,483)       (1,173,353)             --                --
          Tier III ..............................         (168,929)         (388,328)             --                --
          Tier IV ...............................          (64,112)         (149,483)             --                --
          Tier V ................................         (194,057)         (420,645)           (3,065)           (6,404)
  Variable account fee (notes 2 and 5)...........      (13,750,583)             --             (30,654)             --
                                                    --------------    --------------    --------------    --------------
    Net investment activity......................          757,217         5,587,749           (49,626)         (145,258)

  Proceeds from mutual fund shares sold..........      428,065,379       357,793,032         7,850,258        18,815,677
  Cost of mutual fund shares sold................     (360,005,241)     (303,606,933)       (7,639,203)      (15,735,318)
                                                    --------------    --------------    --------------    --------------
    Realized gain (loss) on investments..........       68,060,138        54,186,099           211,055         3,080,359
  Change in unrealized gain (loss) on investments      292,964,663       102,369,350         1,124,581        (1,523,649)
                                                    --------------    --------------    --------------    --------------
    Net gain (loss) on investments...............      361,024,801       156,555,449         1,335,636         1,556,710
                                                    --------------    --------------    --------------    --------------
  Reinvested capital gains.......................      180,025,465       184,171,649           198,951           657,567
                                                    --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........      541,807,483       346,314,847         1,484,961         2,069,019
                                                    --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................      613,394,800       453,926,543         3,679,541         7,859,657
  Transfers between funds .......................             --                --          (1,949,570)       (1,122,286)
  Redemptions....................................     (258,709,862)     (251,618,723)       (4,490,445)      (14,772,202)
  Annual contract maintenance charge (note 2)....           (2,861)           (2,992)             --                --
  Contingent deferred sales charges (note 2).....           (1,717)          (14,054)             --                (695)
  Adjustments to maintain reserves...............          423,368          (293,934)              233              (797)
                                                    --------------    --------------    --------------    --------------
      Net equity transactions....................      355,103,728       201,996,840        (2,760,241)       (8,036,323)

NET CHANGE IN CONTRACT OWNERS' EQUITY............      896,911,211       548,311,687        (1,275,280)       (5,967,304)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......    1,974,100,969     1,425,789,282         9,590,157        15,557,461
                                                    --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $ 2,871,012,180     1,974,100,969         8,314,877         9,590,157
                                                    ==============    ==============    ==============    ==============

                                                                 AIMWEIN                           ACINCGRO
                                                         --------------------------         --------------------------
                                                            1998             1997             1998               1997
                                                       ------------      ------------      ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               --                --                 364              --
  Mortality and expense charges (note 2).........               --              (9,318)             --                --
  Administration charge (note 2):
          Tier I ................................               --              (8,386)             --                --
          Tier II ...............................               --                --                --                --
          Tier III ..............................               --                --                --                --
          Tier IV ...............................               --                --                --                --
          Tier V ................................               --                --                --                --
  Variable account fee (notes 2 and 5)...........               --                --                 (61)             --
                                                      --------------    --------------    --------------    --------------
    Net investment activity......................               --             (17,704)              303              --

  Proceeds from mutual fund shares sold..........                407         2,988,919             1,365              --
  Cost of mutual fund shares sold................               (450)       (2,485,069)           (1,364)             --
                                                      --------------    --------------    --------------    --------------
    Realized gain (loss) on investments..........                (43)          503,850                 1              --
  Change in unrealized gain (loss) on investments               --             (68,071)            3,248              --
                                                      --------------    --------------    --------------    --------------
    Net gain (loss) on investments...............                (43)          435,779             3,249              --
                                                      --------------    --------------    --------------    --------------
  Reinvested capital gains.......................               --                  57             4,510              --
                                                      --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........                (43)          418,132             8,062              --
                                                      --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................               --             430,962            28,106              --
  Transfers between funds .......................               --            (191,388)          219,798              --
  Redemptions....................................               --          (2,774,113)             --                --
  Annual contract maintenance charge (note 2)....               --                --                --                --
  Contingent deferred sales charges (note 2).....               --                --                --                --
  Adjustments to maintain reserves...............                 43              (440)               39              --
                                                      --------------    --------------    --------------    --------------
      Net equity transactions....................                 43        (2,534,979)          247,943              --

NET CHANGE IN CONTRACT OWNERS' EQUITY............               --          (2,116,847)          256,005              --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......               --           2,116,847              --                --
                                                      --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............               --                --             256,005              --
                                                      ==============    ==============    ==============    ==============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                 ACTCGRO                           ACTCINTDIS
                                                       --------------------------         --------------------------
                                                         1998             1997              1998              1997
                                                     ------------     ------------      ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $         --                --                --                --
  Mortality and expense charges (note 2).........        (245,696)         (642,882)             --                --
  Administration charge (note 2):
          Tier I ................................         (98,801)         (271,869)             --                --
          Tier II ...............................         (35,121)          (93,304)             --                --
          Tier III ..............................         (10,512)          (26,285)             --                --
          Tier IV ...............................          (3,181)           (7,827)             --                --
          Tier V ................................         (19,963)          (48,240)             --                --
  Variable account fee (notes 2 and 5)...........        (933,529)             --                 (91)             --
                                                    -------------    --------------    --------------    --------------
    Net investment activity......................      (1,346,803)       (1,090,407)              (91)             --

  Proceeds from mutual fund shares sold..........      18,769,032        16,716,393            13,419              --
  Cost of mutual fund shares sold................     (15,992,186)      (16,558,938)          (13,089)             --
                                                    -------------    --------------    --------------    --------------
    Realized gain (loss) on investments..........       2,776,846           157,455               330              --
  Change in unrealized gain (loss) on investments      16,196,046        10,717,229             6,649              --
                                                    -------------    --------------    --------------    --------------
    Net gain (loss) on investments...............      18,972,892        10,874,684             6,979              --
                                                    -------------    --------------    --------------    --------------
  Reinvested capital gains.......................      33,574,173        20,522,141               483              --
                                                    -------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........      51,200,262        30,306,418             7,371              --
                                                    -------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................      23,250,889        14,467,218             6,191              --
  Transfers between funds .......................       8,354,144        (6,426,109)          167,162              --
  Redemptions....................................     (17,504,524)      (12,448,292)             --                --
  Annual contract maintenance charge (note 2)....              (5)               (4)             --                --
  Contingent deferred sales charges (note 2).....            --                (700)             --                --
  Adjustments to maintain reserves...............           5,720             3,742                36              --
                                                    -------------    --------------    --------------    --------------
      Net equity transactions....................      14,106,224        (4,404,145)          173,389              --

NET CHANGE IN CONTRACT OWNERS' EQUITY............      65,306,486        25,902,273           180,760              --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     139,756,024       113,853,751              --                --
                                                    -------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $  205,062,510       139,756,024           180,760              --
                                                    =============    ==============    ==============    ==============

                                                               ACTCINTLGR                            ACTCSEL
                                                       --------------------------          -------------------------
                                                           1998             1997             1998             1997
                                                      ------------      ------------     ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --                --              9,928             8,911
  Mortality and expense charges (note 2).........                (2)             --             (4,167)           (9,710)
  Administration charge (note 2):
          Tier I ................................                (2)             --               (122)             (226)
          Tier II ...............................              --                --               --                --
          Tier III ..............................              --                --               --                --
          Tier IV ...............................              --                --             (1,613)           (3,783)
          Tier V ................................              --                --               --                --
  Variable account fee (notes 2 and 5)...........              --                --            (13,301)             --
                                                     --------------    --------------   --------------    --------------
    Net investment activity......................                (4)             --             (9,275)           (4,808)

  Proceeds from mutual fund shares sold..........            11,135              --            487,141           105,754
  Cost of mutual fund shares sold................           (10,717)             --           (320,438)          (82,007)
                                                     --------------    --------------   --------------    --------------
    Realized gain (loss) on investments..........               418              --            166,703            23,747
  Change in unrealized gain (loss) on investments              --                --            121,947           123,754
                                                     --------------    --------------   --------------    --------------
    Net gain (loss) on investments...............               418              --            288,650           147,501
                                                     --------------    --------------   --------------    --------------
  Reinvested capital gains.......................              --                --            576,863           357,648
                                                     --------------    --------------   --------------    --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........               414              --            856,238           500,341
                                                     --------------    --------------   --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................            10,713              --            310,577           237,869
  Transfers between funds .......................              --                --            104,612            72,140
  Redemptions....................................           (11,133)             --           (156,908)          (73,384)
  Annual contract maintenance charge (note 2)....              --                --               --                --
  Contingent deferred sales charges (note 2).....              --                --               --                --
  Adjustments to maintain reserves...............                 6              --                428              (255)
                                                     --------------    --------------   --------------    --------------
      Net equity transactions....................              (414)             --            258,709           236,370

NET CHANGE IN CONTRACT OWNERS' EQUITY............              --                --          1,114,947           736,711
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......              --                --          2,294,883         1,558,172
                                                     --------------    --------------   --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............              --                --          3,409,830         2,294,883
                                                     ==============    ==============   ==============    ==============

                                                                                                             (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                              ACTCULTRA                        ACVPBAL
                                                     --------------------------      --------------------------
                                                         1998             1997           1998            1997
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $        --           127,927             135              51
  Mortality and expense charges (note 2).........       (590,177)     (1,509,815)            (12)            (27)
  Administration charge (note 2):
          Tier I ................................       (289,702)       (776,590)            (11)            (25)
          Tier II ...............................        (78,787)       (199,798)           --              --
          Tier III ..............................        (33,584)        (80,544)           --              --
          Tier IV ...............................         (8,689)        (21,246)           --              --
          Tier V ................................        (27,632)        (62,951)           --              --
  Variable account fee (notes 2 and 5)...........     (2,343,288)           --               (69)           --
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................     (3,371,859)     (2,523,017)             43              (1)

  Proceeds from mutual fund shares sold..........     41,641,653      42,925,473            --              --
  Cost of mutual fund shares sold................    (27,930,230)    (28,943,858)           --              --
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........     13,711,423      13,981,615            --              --
  Change in unrealized gain (loss) on investments     63,370,686     (23,440,931)            445             529
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............     77,082,109      (9,459,316)            445             529
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................     41,328,459      68,012,104             835             203
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........    115,038,709      56,029,771           1,323             731
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     92,879,284      76,463,255           5,501           2,004
  Transfers between funds .......................    (11,404,055)     (3,905,194)           --              --
  Redemptions....................................    (44,419,854)    (39,257,098)           --              --
  Annual contract maintenance charge (note 2)....            (24)            (24)           --              --
  Contingent deferred sales charges (note 2).....             (5)         (1,699)           --              --
  Adjustments to maintain reserves...............         12,001         (69,090)             (1)           --
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................     37,067,347      33,230,150           5,500           2,004

NET CHANGE IN CONTRACT OWNERS' EQUITY............    152,106,056      89,259,921           6,823           2,735
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......    334,663,456     245,403,535           6,841           4,106
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $ 486,769,512     334,663,456          13,664           6,841
                                                    ============    ============    ============    ============

                                                               ACVPCAPAP                        BDFDAM
                                                      --------------------------      --------------------------
                                                          1998            1997            1998            1997
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            --              --         1,072,397         831,172
  Mortality and expense charges (note 2).........            (126)           (383)        (22,352)        (59,085)
  Administration charge (note 2):
          Tier I ................................            (114)           (345)        (12,086)        (33,669)
          Tier II ...............................            --              --            (3,155)         (8,744)
          Tier III ..............................            --              --              (903)         (2,293)
          Tier IV ...............................            --              --               (97)           (201)
          Tier V ................................            --              --              (970)         (1,926)
  Variable account fee (notes 2 and 5)...........            (453)           --           (96,999)           --
                                                     ------------    ------------    ------------    ------------
    Net investment activity......................            (693)           (728)        935,835         725,254

  Proceeds from mutual fund shares sold..........          18,530          47,270       6,379,676       5,280,682
  Cost of mutual fund shares sold................         (23,743)        (47,990)     (6,310,382)     (5,010,122)
                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........          (5,213)           (720)         69,294         270,560
  Change in unrealized gain (loss) on investments          (1,486)         (3,222)       (526,637)        (62,236)
                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............          (6,699)         (3,942)       (457,343)        208,324
                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains.......................           3,694           1,834         166,021            --
                                                     ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........          (3,698)         (2,836)        644,513         933,578
                                                     ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................          16,440          32,191       4,402,447       2,017,698
  Transfers between funds .......................         (15,860)        (33,826)      2,903,996        (215,164)
  Redemptions....................................            (972)         (1,115)     (1,653,020)     (1,811,719)
  Annual contract maintenance charge (note 2)....              (1)            (12)             (7)             (8)
  Contingent deferred sales charges (note 2).....            --              --              --              --
  Adjustments to maintain reserves...............               1            (439)           (453)           (783)
                                                     ------------    ------------    ------------    ------------
      Net equity transactions....................            (392)         (3,201)      5,652,963          (9,976)

NET CHANGE IN CONTRACT OWNERS' EQUITY............          (4,090)         (6,037)      6,297,476         923,602
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......          78,567          84,604      12,478,178      11,554,576
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............          74,477          78,567      18,775,654      12,478,178
                                                     ============    ============    ============    ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                DNYVENFD                       DEDECINC
                                                      --------------------------      --------------------------
                                                          1998             1997            1998            1997
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $       3,675           2,454           8,519           7,552
  Mortality and expense charges (note 2).........           (719)        (20,053)           (495)         (1,261)
  Administration charge (note 2):
          Tier I ................................           --           (16,533)           (345)           (889)
          Tier II ...............................           (576)         (1,346)            (64)           (157)
          Tier III ..............................           --              --               (19)            (46)
          Tier IV ...............................           --              --              --              --
          Tier V ................................   ------------    ------------    ------------    ------------
  Variable account fee (notes 2 and 5)...........         (2,375)           --            (1,890)           --
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................              5         (35,478)          5,706           5,199

  Proceeds from mutual fund shares sold..........        238,516       8,604,728          21,772          32,460
  Cost of mutual fund shares sold................       (242,635)     (7,453,575)        (17,747)        (26,970)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........         (4,119)      1,151,153           4,025           5,490
  Change in unrealized gain (loss) on investments         41,346        (200,770)        (31,371)         14,342
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............         37,227         950,383         (27,346)         19,832
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................         13,062          10,430          48,997          37,091
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........         50,294         925,335          27,357          62,122
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................         61,821       4,085,503          35,842          30,795
  Transfers between funds .......................        (93,497)      2,267,457         (10,077)         (2,219)
  Redemptions....................................       (104,253)     (9,056,278)        (12,641)        (31,221)
  Annual contract maintenance charge (note 2)....           --              --              --              --
  Contingent deferred sales charges (note 2).....           --              --              --              --
  Adjustments to maintain reserves...............         (9,951)          8,950               1            --
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................       (145,880)     (2,694,368)         13,125          (2,645)

NET CHANGE IN CONTRACT OWNERS' EQUITY............        (95,586)     (1,769,033)         40,482          59,477
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......        446,013       2,215,046         282,605         223,128
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $     350,427         446,013         323,087         282,605
                                                    ============    ============    ============    ============

                                                                 DRYAPP                         DRYCSMGT
                                                        --------------------------      --------------------------
                                                             1998            1997            1998            1997
                                                       ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            3,615            --           13,275          54,849
  Mortality and expense charges (note 2).........             --              --             (404)         (5,071)
  Administration charge (note 2):
          Tier I ................................             --              --             --            (3,079)
          Tier II ...............................             --              --             (324)         (1,320)
          Tier III ..............................             --              --             --              --
          Tier IV ...............................             --              --             --              --
          Tier V ................................     ------------    ------------   ------------    ------------
  Variable account fee (notes 2 and 5)...........             (363)           --           (1,506)           --
                                                      ------------    ------------   ------------    ------------
    Net investment activity......................            3,252            --           11,041          45,379

  Proceeds from mutual fund shares sold..........           42,324            --          188,098       6,117,696
  Cost of mutual fund shares sold................          (41,547)           --         (188,098)     (6,117,696)
                                                      ------------    ------------   ------------    ------------
    Realized gain (loss) on investments..........              777            --             --              --
  Change in unrealized gain (loss) on investments           20,162            --             --              --
                                                      ------------    ------------   ------------    ------------
    Net gain (loss) on investments...............           20,939            --             --              --
                                                      ------------    ------------   ------------    ------------
  Reinvested capital gains.......................            1,067            --             --              --
                                                      ------------    ------------   ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........           25,258            --           11,041          45,379
                                                      ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................          100,087            --            7,000         662,604
  Transfers between funds .......................          678,208            --           30,215        (165,420)
  Redemptions....................................             --              --          (85,159)     (1,416,011)
  Annual contract maintenance charge (note 2)....             --              --             --              --
  Contingent deferred sales charges (note 2).....             --              --             --              --
  Adjustments to maintain reserves...............               58            --               13            (171)
                                                      ------------    ------------   ------------    ------------
      Net equity transactions....................          778,353            --          (47,931)       (918,998)

NET CHANGE IN CONTRACT OWNERS' EQUITY............          803,611            --          (36,890)       (873,619)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......             --              --          280,820       1,154,439
                                                      ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............          803,611            --          243,930         280,820
                                                      ============    ============   ============    ============

                                                                                                      (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                               DRYPREMCAP                     DRY500IX
                                                      --------------------------      --------------------------
                                                         1998             1997            1998            1997
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $        --              --          654,039         284,069
  Mortality and expense charges (note 2).........           --              --          (50,585)        (35,171)
  Administration charge (note 2):
          Tier I ................................           --              --          (25,258)        (14,618)
          Tier II ...............................           --              --           (9,470)         (9,421)
          Tier III ..............................           --              --           (4,279)         (3,048)
          Tier IV ...............................           --              --           (1,421)           (830)
          Tier V ................................   ------------    ------------   ------------    ------------
  Variable account fee (notes 2 and 5)...........            (11)           --         (302,743)           --
                                                    ------------    ------------   ------------    ------------
    Net investment activity......................            (11)           --          260,283         220,981

  Proceeds from mutual fund shares sold..........         41,198            --       17,946,636       2,486,482
  Cost of mutual fund shares sold................        (39,908)           --      (17,009,081)     (2,245,649)
                                                    ------------    ------------   ------------    ------------
    Realized gain (loss) on investments..........          1,290            --          937,555         240,833
  Change in unrealized gain (loss) on investments          1,020            --        9,000,038         486,625
                                                    ------------    ------------   ------------    ------------
    Net gain (loss) on investments...............          2,310            --        9,937,593         727,458
                                                    ------------    ------------   ------------    ------------
  Reinvested capital gains.......................           --              --           11,335         433,206
                                                    ------------    ------------   ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........          2,299            --       10,209,211       1,381,645
                                                    ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................          9,972            --       29,380,072       8,226,484
  Transfers between funds .......................          6,820            --       12,761,627      10,392,894
  Redemptions....................................           --              --       (4,088,081)       (763,066)
  Annual contract maintenance charge (note 2)....           --              --              --              --
  Contingent deferred sales charges (note 2).....   ------------    ------------   ------------    ------------
  Adjustments to maintain reserves...............            (36)           --          340,307        (170,387)
                                                    ------------    ------------   ------------    ------------
      Net equity transactions....................         16,756            --       38,393,925      17,685,925

NET CHANGE IN CONTRACT OWNERS' EQUITY............         19,055            --       48,603,136      19,067,570
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......           --              --       19,067,570            --
                                                    ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $      19,055            --       67,670,706      19,067,570
                                                    ============    ============   ============    ============

                                                                 DRYSRGRO                         DRYSTKIX
                                                         --------------------------      --------------------------
                                                             1998            1997            1998            1997
                                                   -    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               30              32           1,119             593
  Mortality and expense charges (note 2).........              (18)            (21)           (102)           (186)
  Administration charge (note 2):
          Tier I ................................              (16)            (19)            (29)           (167)
          Tier II ...............................             --              --              --              --
          Tier III ..............................             --              --               (42)           --
          Tier IV ...............................             --              --              --              --
          Tier V ................................     ------------    ------------    ------------    ------------
  Variable account fee (notes 2 and 5)...........              (93)           --              (592)           --
                                                      ------------    ------------    ------------    ------------
    Net investment activity......................              (97)             (8)            354             240

  Proceeds from mutual fund shares sold..........             --              --             6,423              21
  Cost of mutual fund shares sold................             --              --            (3,045)            (10)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........             --              --             3,378              11
  Change in unrealized gain (loss) on investments            2,973             607          15,002           8,203
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............            2,973             607          18,380           8,214
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains.......................              700             251             221           1,314
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........            3,576             850          18,955           9,768
                                                      ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................            6,922           5,227          28,266           8,847
  Transfers between funds .......................             --             2,835          29,929              16
  Redemptions....................................             --              --              --              --
  Annual contract maintenance charge (note 2)....     ------------    ------------    ------------    ------------
  Contingent deferred sales charges (note 2).....     ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............                3               1              50              (3)
                                                      ------------    ------------    ------------    ------------
      Net equity transactions....................            6,925           8,063          58,245           8,860

NET CHANGE IN CONTRACT OWNERS' EQUITY............           10,501           8,913          77,200          18,628
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......            8,913            --            45,887          27,259
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............           19,414           8,913         123,087          45,887
                                                      ============    ============    ============    ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                              DRY3DCEN                         EVINCGRO
                                                      --------------------------      --------------------------
                                                         1998             1997            1998            1997
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $        --            62,610         187,498         204,120
  Mortality and expense charges (note 2).........        (66,294)       (145,644)         (7,687)        (21,764)
  Administration charge (note 2):
          Tier I ................................        (29,387)        (65,097)         (3,311)         (9,480)
          Tier II ...............................         (7,533)        (16,969)         (1,433)         (4,090)
          Tier III ..............................         (3,505)         (7,994)           (215)           (587)
          Tier IV ...............................         (1,116)         (2,467)            (32)           (102)
          Tier V ................................         (4,678)         (9,783)           (533)         (1,465)
  Variable account fee (notes 2 and 5)...........       (253,339)           --           (22,752)           --
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................       (365,852)       (185,344)        151,535         166,632

  Proceeds from mutual fund shares sold..........      3,901,389       3,259,863         799,273         847,065
  Cost of mutual fund shares sold................     (2,492,822)     (2,727,200)       (673,270)       (754,439)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........      1,408,567         532,663         126,003          92,626
  Change in unrealized gain (loss) on investments      5,130,782       3,474,496        (718,235)        409,277
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............      6,539,349       4,007,159        (592,232)        501,903
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................      5,487,821       2,817,470         373,288         285,501
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     11,661,318       6,639,285         (67,409)        954,036
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     12,820,383       9,162,128         266,376         314,114
  Transfers between funds .......................       (958,671)      2,904,857        (684,318)       (630,620)
  Redemptions....................................     (3,146,178)     (2,496,781)       (214,308)       (327,850)
  Annual contract maintenance charge (note 2)....   ------------    ------------    ------------    ------------
  Contingent deferred sales charges (note 2).....           --              --              --              --
  Adjustments to maintain reserves...............            875          (3,144)             17              44
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................      8,716,409       9,567,060        (632,233)       (644,312)

NET CHANGE IN CONTRACT OWNERS' EQUITY............     20,377,727      16,206,345        (699,642)        309,724
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     36,149,180      19,942,835       4,630,650       4,320,926
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $  56,526,907      36,149,180       3,931,008       4,630,650
                                                    ============    ============    ============    ============

                                                                FEDGNMA                         FEDBDFD
                                                      --------------------------      --------------------------
                                                          1998            1997            1998            1997
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         10,016          49,431           1,432            --
  Mortality and expense charges (note 2).........           (768)         (3,754)           --              --
  Administration charge (note 2):
          Tier I ................................           (691)         (3,378)           --              --
          Tier II ...............................           --              --              --              --
          Tier III ..............................           --              --              --              --
          Tier IV ...............................           --              --              --              --
          Tier V ................................           --              --              --              --
  Variable account fee (notes 2 and 5)...........           --              --              (142)           --
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................          8,557          42,299           1,290            --

  Proceeds from mutual fund shares sold..........        980,581         440,928          10,318            --
  Cost of mutual fund shares sold................       (966,648)       (428,095)        (10,177)           --
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........         13,933          12,833             141            --
  Change in unrealized gain (loss) on investments        (13,073)            493          (1,053)           --
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............            860          13,326            (912)           --
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................           --              --              --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........          9,417          55,625             378            --
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................         13,861          97,632          12,564            --
  Transfers between funds .......................        (57,803)        396,046         267,049            --
  Redemptions....................................       (923,736)       (299,846)           --              --
  Annual contract maintenance charge (note 2)....   ------------    ------------    ------------    ------------
  Contingent deferred sales charges (note 2).....           --              (165)           --              --
  Adjustments to maintain reserves...............           (304)             (5)              9            --
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................       (967,982)        193,662         279,622            --

NET CHANGE IN CONTRACT OWNERS' EQUITY............       (958,565)        249,287         280,000            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......        958,565         709,278            --              --
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............           --           958,565         280,000            --
                                                    ============    ============    ============    ============

                                                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              FedUSGvt                        FAGrOppA
                                                    ----------------------------    ----------------------------
                                                        1998             1997            1998            1997
                                                    ------------    ------------    ------------    ------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..................           $    205,721         122,936           1,615               -
  Mortality and expense charges (note 2).                 (4,822)        (11,028)              -               -
  Administration charge (note 2):
          Tier I ........................                 (2,999)         (6,630)              -               -
          Tier II .......................                   (739)         (1,877)              -               -
          Tier III ......................                   (199)           (400)              -               -
          Tier IV .......................                    (94)           (259)              -               -
          Tier V ........................                      -               -               -               -
  Variable account fee (notes 2 and 5)...                (27,060)              -            (126)              -
                                                    ------------    ------------    ------------    ------------
    Net investment activity..............                169,808         102,742           1,489               -

  Proceeds from mutual fund shares sold..              3,303,388       1,662,873             163               -
  Cost of mutual fund shares sold........             (3,240,050)     (1,668,080)           (159)              -
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                 63,338          (5,207)              4               -
  Change in unrealized gain (loss) on investments         31,242          33,840           2,517               -
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                 94,580          28,633           2,521               -
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains...............                      -               -           5,705               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                264,388         131,375           9,715               -
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................              1,027,985         665,677          85,031               -
  Transfers between funds ...............              3,085,149          36,017         211,185               -
  Redemptions............................               (660,459)       (329,946)              -               -
  Annual contract maintenance charge (note 2)                  -               -               -               -
  Contingent deferred sales charges (note 2)                   -               -               -               -
  Adjustments to maintain reserves.......                    838            (158)            (35)              -
                                                    ------------    ------------    ------------    ------------
      Net equity transactions............              3,453,513         371,590         296,181               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....              3,717,901         502,965         305,896               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD            2,524,630       2,021,665               -               -
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....           $  6,242,531       2,524,630         305,896               -
                                                    ============    ============    ============    ============

                                                              FAHiYld                          FidAsMgr
                                                    ----------------------------    ----------------------------

                                                         1998            1997            1998            1997
                                                    ------------    ------------    ------------    ------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..................                    298                -         256,730         200,644
  Mortality and expense charges (note 2).                      -                -         (12,311)        (29,750)
  Administration charge (note 2):
          Tier I ........................                      -                -          (7,018)        (17,550)
          Tier II .......................                      -                -          (1,576)         (3,833)
          Tier III ......................                      -                -            (658)         (1,227)
          Tier IV .......................                      -                -            (578)         (1,365)
          Tier V ........................                      -                -               -               -
  Variable account fee (notes 2 and 5)...                     (2)               -         (49,954)              -
                                                    ------------    -------------   -------------   -------------
    Net investment activity..............                    296                -         184,635         146,919

  Proceeds from mutual fund shares sold..                  3,365                -       1,400,805       1,776,704
  Cost of mutual fund shares sold........                 (3,405)               -      (1,144,384)     (1,379,459)
                                                    ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                    (40)               -         256,421         397,245
  Change in unrealized gain (loss) on investments           (159)               -        (698,937)        219,715
                                                    ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                   (199)               -        (442,516)        616,960
                                                    ------------    -------------   -------------   -------------
  Reinvested capital gains...............                     13                -       1,435,527         370,511
                                                    ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                    110                -       1,177,646       1,134,390
                                                    ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                  6,597                -       2,532,030       1,689,785
  Transfers between funds ...............                 12,339                -        (151,020)        (77,999)
  Redemptions............................                      -                -        (704,769)     (1,129,423)
  Annual contract maintenance charge (note 2)                  -                -               -               -
  Contingent deferred sales charges (note 2)                   -                -               -             (42)
  Adjustments to maintain reserves.......                    (81)               -             365           2,277
                                                    ------------    -------------   -------------   -------------
      Net equity transactions............                 18,855                -       1,676,606         484,598

NET CHANGE IN CONTRACT OWNERS' EQUITY....                 18,965                -       2,854,252       1,618,988
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                    -                -       6,642,815       5,023,827
                                                    ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                 18,965                -       9,497,067       6,642,815
                                                    ============    =============   =============   =============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                            FidCapInc                       FidContr
                                                 ----------------------------     ----------------------------

                                                     1998             1997            1998            1997
                                                 ------------    ------------     ------------    ------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..................        $   126,811          94,905       1,863,318       1,712,764
  Mortality and expense charges (note 2).             (2,324)         (6,810)       (450,698)     (1,095,804)
  Administration charge (note 2):
          Tier I ........................               (730)         (2,241)       (255,752)       (644,732)
          Tier II .......................               (237)           (657)        (64,735)       (155,250)
          Tier III ......................               (298)           (831)        (26,384)        (60,205)
          Tier IV .......................                (63)           (170)         (8,436)        (19,745)
          Tier V ........................               (169)           (506)         (6,165)        (10,700)
  Variable account fee (notes 2 and 5)...             (7,180)              -      (1,870,589)              -
                                                ------------    ------------    ------------    ------------
    Net investment activity..............            115,810          83,690        (819,441)       (273,672)

  Proceeds from mutual fund shares sold..            173,665         181,090       7,189,568      24,431,745
  Cost of mutual fund shares sold........           (127,055)       (133,415)     (4,326,016)    (15,172,449)
                                                ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..             46,610          47,675       2,863,552       9,259,296
  Change in unrealized gain (loss) on investments   (143,059)         43,602      55,803,182      11,711,270
                                                ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......            (96,449)         91,277      58,666,734      20,970,566
                                                ------------    ------------    ------------    ------------
  Reinvested capital gains...............             33,909               -      26,157,555      21,858,485
                                                ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners
        equity resulting from operations.             53,270         174,967      84,004,848      42,555,379
                                                ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                  -               -      77,487,132      71,455,791
  Transfers between funds ...............            (96,294)        (47,356)    (11,104,263)      2,764,788
  Redemptions............................            (65,869)       (120,296)    (20,740,068)    (35,148,446)
  Annual contract maintenance charge (note 2)              -               -             (24)            (12)
  Contingent deferred sales charges (note 2)               -               -               -               -
  Adjustments to maintain reserves.......               (184)            (69)         13,064         (25,659)
                                                ------------    ------------    ------------    ------------
      Net equity transactions............           (162,347)       (167,721)     45,655,841      39,046,462

NET CHANGE IN CONTRACT OWNERS' EQUITY....           (109,077)          7,246     129,660,689      81,601,841
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD        1,374,317       1,367,071     250,585,641     168,983,800
                                                ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       $  1,265,240       1,374,317     380,246,330     250,585,641
                                                ============    ============    ============    ============

                                                             FidEqinc                        FidGrinc
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           4,640,372        4,846,247         156,434         171,835
  Mortality and expense charges (note 2).            (506,185)      (1,228,965)        (21,607)        (72,380)
  Administration charge (note 2):
          Tier I ........................            (221,393)        (555,462)              -         (39,476)
          Tier II .......................             (76,233)        (182,609)              -               -
          Tier III ......................             (23,869)         (56,191)              -               -
          Tier IV .......................             (11,688)         (27,411)              -               -
          Tier V ........................             (28,770)         (66,404)         (6,482)         (8,555)
  Variable account fee (notes 2 and 5)...          (1,692,590)               -         (78,976)              -
                                                 ------------    -------------   -------------   -------------
    Net investment activity..............           2,079,644        2,729,205          49,369          51,424

  Proceeds from mutual fund shares sold..          43,609,506        7,591,614       2,491,096      15,556,109
  Cost of mutual fund shares sold........         (22,032,336)      (4,094,211)     (1,954,895)    (12,289,818)
                                                 ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..          21,577,170        3,497,403         536,201       3,266,291
  Change in unrealized gain (loss) on investments  (3,426,262)      43,670,084       2,368,630        (795,078)
                                                 ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......          18,150,908       47,167,487       2,904,831       2,471,213
                                                 ------------    -------------   -------------   -------------
  Reinvested capital gains...............          12,941,873       10,700,332         912,942         617,392
                                                 ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.          33,172,425       60,597,024       3,867,142       3,140,029
                                                 ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................          57,359,101       49,555,826      10,539,635       8,903,236
  Transfers between funds ...............         (24,012,463)       7,627,274         194,224       1,906,025
  Redemptions............................         (48,768,023)     (16,944,810)     (2,164,138)    (15,606,356)
  Annual contract maintenance charge (note 2)               -                -               -               -
  Contingent deferred sales charges (note 2)                -           (2,187)              -               -
  Adjustments to maintain reserves.......                 801           (2,091)            124             973
                                                 ------------    -------------   -------------   -------------
      Net equity transactions............         (15,420,584)      40,234,012       8,569,845      (4,796,122)

NET CHANGE IN CONTRACT OWNERS' EQUITY....          17,751,841      100,831,036      12,436,987      (1,656,093)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD       294,333,089      193,502,053       8,902,461      10,558,554
                                                 ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         312,084,930      294,333,089      21,339,448       8,902,461
                                                 ============    =============   =============   =============


                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                           FidMgin                           FidVIPAM
                                                   ----------------------------     ----------------------------
                                                       1998             1997            1998            1997
                                                   ------------     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................        $   1,642,041       2,776,362           1,218             832
  Mortality and expense charges (note 2).             (398,587)     (1,029,833)            (66)           (152)
  Administration charge (note 2):
          Tier I ........................             (202,623)       (554,264)            (59)           (137)
          Tier II .......................              (44,270)       (107,173)              -               -
          Tier III ......................              (16,514)        (39,771)              -               -
          Tier IV .......................               (6,415)        (15,441)              -               -
          Tier V ........................              (22,365)        (52,539)              -               -
  Variable account fee (notes 2 and 5)...           (1,495,579)              -            (280)              -
                                                  ------------    ------------    ------------    ------------
    Net investment activity..............             (544,312)        977,341             813             543

  Proceeds from mutual fund shares sold..           21,671,959      17,843,381           2,675               -
  Cost of mutual fund shares sold........          (15,120,252)    (14,477,806)         (2,284)              -
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..            6,551,707       3,365,575             391               -
  Change in unrealized gain (loss) on investments   56,502,870      29,086,622             842           2,692
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......           63,054,577      32,452,197           1,233           2,692
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains...............           12,423,793      11,739,123           3,653           2,086
                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.           74,934,058      45,168,661           5,699           5,321
                                                  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           45,406,273      41,946,309           8,531           9,177
  Transfers between funds ...............           (5,882,750)    (12,805,250)              -              95
  Redemptions............................          (32,023,667)    (22,357,376)         (2,633)              -
  Annual contract maintenance charge (note 2)                -               -               -               -
  Contingent deferred sales charges (note 2)                (5)         (1,445)              -               -
  Adjustments to maintain reserves.......                5,882          (7,838)             (1)              -
                                                  ------------    ------------    ------------    ------------
      Net equity transactions............            7,505,733       6,774,400           5,897           9,272

NET CHANGE IN CONTRACT OWNERS' EQUITY....           82,439,791      51,943,061          11,596          14,593
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD        228,989,269     177,046,208          37,760          23,167
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $311,429,060     228,989,269          49,356          37,760
                                                  ============    ============    ============    ============



                                                               FidVIPEI                       FidVIPGr
                                                     ---------------------------    ----------------------------
                                                         1998            1997            1998            1997
                                                     ------------    -----------    ------------    ------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..................                 2,576            1,638             694             565
  Mortality and expense charges (note 2).                  (316)            (656)           (240)           (540)
  Administration charge (note 2):
          Tier I ........................                  (284)            (591)           (216)           (486)
          Tier II .......................                     -                -               -               -
          Tier III ......................                     -                -               -               -
          Tier IV .......................                     -                -               -               -
          Tier V ........................                     -                -               -               -
  Variable account fee (notes 2 and 5)...                (1,254)               -          (1,128)              -
                                                   ------------    -------------   -------------   -------------
    Net investment activity..............                   722              391            (890)           (461)

  Proceeds from mutual fund shares sold..                32,991              881           6,452           2,530
  Cost of mutual fund shares sold........               (22,023)            (609)         (3,841)         (1,696)
                                                   ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                10,968              272           2,611             834
  Change in unrealized gain (loss) on investments           467           21,307          36,858          17,902
                                                   ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                11,435           21,579          39,469          18,736
                                                   ------------    -------------   -------------   -------------
  Reinvested capital gains...............                 9,167            8,234          18,160           2,531
                                                   ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                21,324           30,204          56,739          20,806
                                                   ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                43,053           46,876          35,276          33,185
  Transfers between funds ...............                (9,466)              67               -          (1,451)
  Redemptions............................                (7,379)            (143)         (5,371)           (284)
  Annual contract maintenance charge (note 2)                 -                -               -               -
  Contingent deferred sales charges (note 2)                  -                -               -               -
  Adjustments to maintain reserves.......                     8              (21)             26               3
                                                   ------------    -------------   -------------   -------------
      Net equity transactions............                26,216           46,779          29,931          31,453

NET CHANGE IN CONTRACT OWNERS' EQUITY....                47,540           76,983          86,670          52,259
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             168,954           91,971         133,237          80,978
                                                   ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....               216,494          168,954         219,907         133,237
                                                   ============    =============   =============   =============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                             FidVIPHI                        FidVIPOv
                                                  ----------------------------     ----------------------------
                                                      1998             1997            1998            1997
                                                  ------------    ------------    ------------    ------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..................        $       3,277           1,817           2,978           1,845
  Mortality and expense charges (note 2).                  (80)           (173)           (275)           (679)
  Administration charge (note 2):
          Tier I ........................                  (72)           (156)           (247)           (611)
          Tier II .......................                    -               -               -               -
          Tier III ......................                    -               -               -               -
          Tier IV .......................                    -               -               -               -
          Tier V ........................                    -               -               -               -
  Variable account fee (notes 2 and 5)...                 (310)              -            (946)              -
                                                  ------------    ------------    ------------    ------------
    Net investment activity..............                2,815           1,488           1,510             555

  Proceeds from mutual fund shares sold..                8,878              20          59,366           1,605
  Cost of mutual fund shares sold........               (9,385)            (17)        (49,880)         (1,311)
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                 (507)              3           9,486             294
  Change in unrealized gain (loss) on investments       (7,529)          3,589          (3,645)          2,792
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......               (8,036)          3,592           5,841           3,086
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains...............                2,082             225           8,777           7,326
                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.               (3,139)          5,305          16,128          10,967
                                                  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                9,559          16,116          18,183          37,048
  Transfers between funds ...............               (8,866)              -         (56,597)          9,863
  Redemptions............................                    -               -            (998)           (581)
  Annual contract maintenance charge (note 2)                -               -               -               -
  Contingent deferred sales charges (note 2)                 -               -               -               -
  Adjustments to maintain reserves.......                    -              (2)            (21)              2
                                                  ------------    ------------    ------------    ------------
      Net equity transactions............                  693          16,114         (39,433)         46,332

NET CHANGE IN CONTRACT OWNERS' EQUITY....               (2,446)         21,419         (23,305)         57,299
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             45,432          24,013         159,596         102,297
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $     42,986          45,432         136,291         159,596
                                                  ============    ============    ============    ============

                                                              GroFdAm                         IncFdAm
                                                    ----------------------------    ----------------------------
                                                         1998            1997            1998            1997
                                                    ------------    ------------    ------------    ------------


INVESTMENT ACTIVITY:
  Reinvested dividends ..................                 70,297           83,852         945,621         802,807
  Mortality and expense charges (note 2).                (24,381)         (57,706)        (31,811)        (86,189)
  Administration charge (note 2):
          Tier I ........................                (14,294)         (34,281)        (19,475)        (55,580)
          Tier II .......................                 (3,521)          (7,916)         (5,215)        (12,467)
          Tier III ......................                 (1,856)          (4,327)         (1,414)         (3,364)
          Tier IV .......................                   (402)          (1,003)           (519)         (1,297)
          Tier V ........................                      -                -               -               -
  Variable account fee (notes 2 and 5)...                (95,760)               -        (118,013)              -
                                                    ------------    -------------   -------------   -------------
    Net investment activity..............                (69,917)         (21,381)        769,174         643,910

  Proceeds from mutual fund shares sold..              2,326,943        1,428,368       2,414,779       3,825,869
  Cost of mutual fund shares sold........             (1,849,031)      (1,129,814)     (1,789,136)     (2,940,941)
                                                    ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                477,912          298,554         625,643         884,928
  Change in unrealized gain (loss) on investments      2,260,735          937,071      (1,091,203)        357,933
                                                    ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......              2,738,647        1,235,625        (465,560)      1,242,861
                                                    ------------    -------------   -------------   -------------
  Reinvested capital gains...............              1,726,170        1,328,724       1,297,143       1,368,961
                                                    ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.              4,394,900        2,542,968       1,600,757       3,255,732
                                                    ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................              2,880,077        2,447,734       3,418,594       3,463,650
  Transfers between funds ...............               (558,934)        (330,586)     (1,370,792)       (263,093)
  Redemptions............................             (1,058,856)        (846,573)     (1,488,464)     (3,321,842)
  Annual contract maintenance charge (note 2)                  -                -               -               -
  Contingent deferred sales charges (note 2)                   -                -               -               -
  Adjustments to maintain reserves.......                    286             (854)            116             170
                                                    ------------    -------------   -------------   -------------
      Net equity transactions............              1,262,573        1,269,721         559,454        (121,115)

NET CHANGE IN CONTRACT OWNERS' EQUITY....              5,657,473        3,812,689       2,160,211       3,134,617
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD           13,592,368        9,779,679      18,355,405      15,220,788
                                                    ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....             19,249,841       13,592,368      20,515,616      18,355,405
                                                    ============    =============   =============   =============


                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             InvDynam                        InvIndinc
                                                  -----------------------------    ----------------------------
                                                      1998             1997            1998            1997
                                                  ------------     -------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          $          -               -         605,912         503,142
  Mortality and expense charges (note 2).                     -               -         (40,935)       (102,486)
  Administration charge (note 2):
          Tier I ........................                     -               -         (26,247)        (68,066)
          Tier II .......................                     -               -          (6,522)        (15,321)
          Tier III ......................                     -               -          (1,097)         (2,187)
          Tier IV .......................                     -               -            (717)         (1,625)
          Tier V ........................                     -               -               -               -
  Variable account fee (notes 2 and 5)...                   (10)              -        (158,242)              -
                                                   ------------    ------------    ------------    ------------
    Net investment activity..............                   (10)              -         372,152         313,457

  Proceeds from mutual fund shares sold..                 6,997               -       1,979,934       2,918,824
  Cost of mutual fund shares sold........                (7,179)              -      (1,412,824)     (2,133,346)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                  (182)              -         567,110         785,478
  Change in unrealized gain (loss) on investments         2,237               -        (296,231)      1,085,683
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                 2,055               -         270,879       1,871,161
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains...............                   861               -       2,563,688       2,264,235
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                 2,906               -       3,206,719       4,448,853
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                22,113               -       5,778,407       5,518,647
  Transfers between funds ...............                32,022               -      (2,075,401)        (42,962)
  Redemptions............................                     -               -      (1,577,795)     (3,356,403)
  Annual contract maintenance charge (note 2)                 -               -               -               -
  Contingent deferred sales charges (note 2)                  -               -               -               -
  Adjustments to maintain reserves.......                   (11)              -             335            (284)
                                                   ------------    ------------    ------------    ------------
      Net equity transactions............                54,124               -       2,125,546       2,118,998

NET CHANGE IN CONTRACT OWNERS' EQUITY....                57,030               -       5,332,265       6,567,851
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                   -               -      22,890,103      16,322,252
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....          $     57,030               -      28,222,368      22,890,103
                                                   ============    ============    ============    ============

                                                              InvToTRet                        JanFund
                                                     -----------------------------    ----------------------------
                                                          1998           1997             1998            1997
                                                     -------------   -------------    ------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                       84                -         255,272         504,628
  Mortality and expense charges (note 2).                        -                -        (123,418)       (263,647)
  Administration charge (note 2):
          Tier I ........................                        -                -         (73,139)       (155,821)
          Tier II .......................                        -                -         (18,968)        (40,695)
          Tier III ......................                        -                -          (5,896)        (12,305)
          Tier IV .......................                        -                -          (3,446)         (7,654)
          Tier V ........................                        -                -               -               -
  Variable account fee (notes 2 and 5)...                      (48)               -        (572,068)              -
                                                      ------------    -------------   -------------   -------------
    Net investment activity..............                       36                -        (541,663)         24,506

  Proceeds from mutual fund shares sold..                        -                -       5,913,478       1,817,544
  Cost of mutual fund shares sold........                        -                -      (4,178,412)     (1,287,899)
                                                      ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                        -                -       1,735,066         529,645
  Change in unrealized gain (loss) on investments             (492)               -      27,025,929      (1,083,219)
                                                      ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                     (492)               -      28,760,995        (553,574)
                                                      ------------    -------------   -------------   -------------
  Reinvested capital gains...............                    2,113                -       3,109,129      10,329,860
                                                      ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                    1,657                -      31,328,461       9,800,792
                                                      ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                   33,134                -      30,660,731      22,193,127
  Transfers between funds ...............                   96,955                -       9,765,202         385,853
  Redemptions............................                        -                -      (6,044,122)     (3,993,919)
  Annual contract maintenance charge (note 2)                    -                -               -               -
  Contingent deferred sales charges (note 2)                     -                -               -               -
  Adjustments to maintain reserves.......                       (1)               -          13,252          (6,804)
                                                      ------------    -------------   -------------   -------------
      Net equity transactions............                  130,088                -      34,395,063      18,578,257

NET CHANGE IN CONTRACT OWNERS' EQUITY....                  131,745                -      65,723,524      28,379,049
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                      -                -      65,725,920      37,346,871
                                                      ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                  131,745                -     131,449,444      65,725,920
                                                      ============    =============   =============   =============


                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                            Jan20Fd                          JanWrldwde
                                                  -----------------------------    ----------------------------
                                                       1998             1997            1998            1997
                                                  -------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          $          -              45           4,603               -
  Mortality and expense charges (note 2).                   (96)           (643)            (52)              -
  Administration charge (note 2):
          Tier I ........................                   (86)           (578)            (46)              -
          Tier II .......................                     -               -               -               -
          Tier III ......................                     -               -               -               -
          Tier IV .......................                     -               -               -               -
          Tier V ........................                     -               -               -               -
  Variable account fee (notes 2 and 5)...                     -               -          (4,975)              -
                                                   ------------    ------------    ------------    ------------
    Net investment activity..............                  (182)         (1,176)           (470)              -

  Proceeds from mutual fund shares sold..               234,631         571,046         280,474               -
  Cost of mutual fund shares sold........              (218,097)       (609,105)       (276,630)              -
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                16,534         (38,059)          3,844               -
  Change in unrealized gain (loss) on investments         1,871          33,644          32,242               -
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                18,405          (4,415)         36,086               -
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains...............                     -           2,061               -               -
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                18,223          (3,530)         35,616               -
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                66,106         215,002       1,224,932               -
  Transfers between funds ...............               112,713         124,576          42,958               -
  Redemptions............................              (213,496)       (569,390)       (148,660)              -
  Annual contract maintenance charge (note 2)                 -               -               -               -
  Contingent deferred sales charges (note 2)                  -               -               -               -
  Adjustments to maintain reserves.......                    (1)              4             778               -
                                                   ------------    ------------    ------------    ------------
      Net equity transactions............               (34,678)       (229,808)      1,120,008               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....               (16,455)       (233,338)      1,155,624               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              16,455         249,793               -               -
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $           -          16,455       1,155,624               -
                                                   ============    ============    ============    ============


                                                                  MASFIP                         MFSGrStk
                                                      -----------------------------   -----------------------------
                                                           1998            1997           1998            1997
                                                      ------------    -------------   ------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                  262,173          131,839           3,357           3,241
  Mortality and expense charges (note 2).                   (5,269)          (9,679)        (13,218)        (30,470)
  Administration charge (note 2):
          Tier I ........................                   (2,984)          (5,793)         (3,786)         (8,816)
          Tier II .......................                     (671)          (1,213)           (577)         (1,116)
          Tier III ......................                     (494)            (733)           (217)           (501)
          Tier IV .......................                     (117)            (202)             (3)             (8)
          Tier V ........................                        -                -          (2,376)         (5,527)
  Variable account fee (notes 2 and 5)...                  (25,897)               -         (45,122)              -
                                                      ------------    -------------   -------------   -------------
    Net investment activity..............                  226,741          114,219         (61,942)        (43,197)

  Proceeds from mutual fund shares sold..                2,064,790        1,183,622         763,833         806,782
  Cost of mutual fund shares sold........               (2,063,602)      (1,164,040)       (594,289)       (796,449)
                                                      ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                    1,188           19,582         169,544          10,333
  Change in unrealized gain (loss) on investments         (138,309)          (6,279)      1,977,242       1,199,210
                                                      ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                 (137,121)          13,303       2,146,786       1,209,543
                                                      ------------    -------------   -------------   -------------
  Reinvested capital gains...............                  141,173           34,732         835,048       1,104,545
                                                      ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                  230,793          162,254       2,919,892       2,270,891
                                                      ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                2,337,578          892,120         938,045         560,733
  Transfers between funds ...............                1,227,491          562,385          49,079          54,405
  Redemptions............................                 (408,984)        (220,277)       (652,945)       (695,501)
  Annual contract maintenance charge (note 2)                    -                -            (489)           (486)
  Contingent deferred sales charges (note 2)                     -                -            (185)           (456)
  Adjustments to maintain reserves.......                      769             (131)            180             451
                                                      ------------    -------------   -------------   -------------
      Net equity transactions............                3,156,854        1,234,097         333,685         (80,854)

NET CHANGE IN CONTRACT OWNERS' EQUITY....                3,387,647        1,396,351       3,253,577       2,190,037
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              2,659,273        1,262,922       7,205,011       5,014,974
                                                      ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                6,046,920        2,659,273      10,458,588       7,205,011
                                                      ============    =============   =============   =============



                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             MFSGrOpp                       MFSHIInc
                                                  ----------------------------    ----------------------------
                                                      1998            1997            1998            1997
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $          -               -         456,237         312,636
  Mortality and expense charges (note 2).              (50,612)       (134,126)         (7,916)        (18,058)
  Administration charge (note 2):
          Tier I ........................               (7,564)        (22,570)           (768)         (2,559)
          Tier II .......................               (4,456)        (11,636)           (201)           (655)
          Tier III ......................               (2,056)         (5,520)           (148)           (418)
          Tier IV .......................                  (38)           (108)              -              (1)
          Tier V ........................               (9,935)        (25,510)         (1,969)         (4,109)
  Variable account fee (notes 2 and 5)...             (155,715)              -         (25,707)              -
                                                  ------------    ------------    ------------    ------------
    Net investment activity..............             (230,376)       (199,470)        419,528         286,836

  Proceeds from mutual fund shares sold..            4,941,954       4,369,685       7,726,052       2,220,329
  Cost of mutual fund shares sold........           (3,473,271)     (3,326,454)     (7,645,469)     (2,126,593)
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..            1,468,683       1,043,231          80,583          93,736
  Change in unrealized gain (loss) on investments    2,631,079         846,207        (532,483)         19,624
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......            4,099,762       1,889,438        (451,900)        113,360
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains...............            3,810,336       3,444,649               -               -
                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owner's
        equity resulting from operations.            7,679,722       5,134,617         (32,372)        400,196
                                                  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            3,001,332       1,426,143       2,601,573         610,811
  Transfers between funds ...............             (315,367)       (942,811)       (223,014)       (123,874)
  Redemptions............................           (2,525,453)     (3,228,399)       (931,136)       (708,681)
  Annual contract maintenance charge (note 2)                -               -               -               -
  Contingent deferred sales charges (note 2)                 -               -               -               -
  Adjustments to maintain reserves.......                 (192)        (21,750)          2,885          (2,782)
                                                    ----------     ------------    ------------    ------------
      Net equity transactions............              160,320      (2,766,817)      1,450,308        (224,526)

NET CHANGE IN CONTRACT OWNERS' EQUITY....            7,840,042       2,367,800       1,417,936         175,670
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD         27,826,901      25,459,101       3,923,071       3,747,401
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $ 35,666,943      27,826,901       5,341,007       3,923,071
                                                  ============    ============    ============    ============


                                                            MSIEqGroB                       NAATAggr
                                                -----------------------------    ----------------------------
                                                    1998             1997            1998            1997
                                                -------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................       $           95                -             507               -
  Mortality and expense charges (note 2).                    -                -          (1,215)              -
  Administration charge (note 2):
          Tier I ........................                    -                -            (890)              -
          Tier II .......................                    -                -            (141)              -
          Tier III ......................                    -                -             (25)              -
          Tier IV .......................                    -                -              (3)              -
          Tier V ........................                    -                -               -               -
  Variable account fee (notes 2 and 5)...                  (45)               -         (13,433)              -
                                                   ------------    -------------   -------------   -------------
    Net investment activity..............                   50                -         (15,200)              -

  Proceeds from mutual fund shares sold..                  676                -         635,734               -
  Cost of mutual fund shares sold........                 (667)               -        (616,801)              -
                                                   ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                    9                -          18,933               -
  Change in unrealized gain (loss) on investments        1,514                -         196,583               -
                                                   ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                1,523                -         215,516               -
                                                   ------------    -------------   -------------   -------------
  Reinvested capital gains...............                3,097                -               -               -
                                                   ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owner's
        equity resulting from operations.                4,670                -         200,316               -
                                                   ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................               25,975                -       1,887,715               -
  Transfers between funds ...............               67,174                -       1,152,077               -
  Redemptions............................                    -                -        (170,820)              -
  Annual contract maintenance charge (note 2)                -                -               -               -
  Contingent deferred sales charges (note 2)                 -                -               -               -
  Adjustments to maintain reserves.......                   82                -              47               -
                                                   ------------    -------------   -------------   -------------
      Net equity transactions............               93,231                -       2,869,019               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....               97,901                -       3,069,335               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                  -                -               -               -
                                                 -------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       $       97,901                -       3,069,335               -
                                                 =============    =============   =============   =============


                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                               NAATcons                      NAATMod
                                                  -----------------------------   ----------------------------
                                                       1998             1997            1998          1997
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $      5,626               -           5,843               -
  Mortality and expense charges (note 2).                 (201)              -            (108)              -
  Administration charge (note 2):
          Tier I ........................                  (28)              -             (62)              -
          Tier II .......................                   (2)              -             (17)              -
          Tier III ......................                 (100)              -              (7)              -
          Tier IV .......................                    -               -              (3)              -
          Tier V ........................                    -               -               -               -
  Variable account fee (notes 2 and 5)...               (1,900)              -          (5,098)              -
                                                  ------------    ------------     -----------    ------------
    Net investment activity..............                3,395               -             548               -

  Proceeds from mutual fund shares sold..              576,645               -         336,223               -
  Cost of mutual fund shares sold........             (567,041)              -        (348,924)              -
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                9,604               -         (12,701)              -
  Change in unrealized gain (loss) on investments       19,647               -         147,065               -
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......               29,251               -         134,364               -
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains...............                    -               -               -               -
                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.               32,646               -         134,912               -
                                                  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................              195,908               -       1,292,678               -
  Transfers between funds ...............              444,932               -         469,169               -
  Redemptions............................              (78,995)              -        (126,526)              -
  Annual contract maintenance charge (note 2)                -               -               -               -
  Contingent deferred sales charges (note 2)                 -               -               -               -
  Adjustments to maintain reserves.......                   (4)              -              30               -
                                                  ------------    ------------    ------------    ------------
      Net equity transactions............              561,841               -       1,635,351               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....              594,487               -       1,770,263               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                  -               -               -               -
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $    594,487               -       1,770,263               -
                                                  ============    ============    ============    ============

                                                             NAATModAgg                      NAATModCon
                                                   ----------------------------    ----------------------------
                                                       1998            1997            1998            1997
                                                   ------------    ------------    -------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                5,390                -           5,191               -
  Mortality and expense charges (note 2).                 (455)               -             (73)              -
  Administration charge (note 2):
          Tier I ........................                 (270)               -             (15)              -
          Tier II .......................                  (61)               -              (1)              -
          Tier III ......................                  (42)               -             (33)              -
          Tier IV .......................                   (3)               -               -               -
          Tier V ........................                    -                -               -               -
  Variable account fee (notes 2 and 5)...               (6,084)               -          (2,642)              -
                                                  ------------    -------------   -------------   -------------
    Net investment activity..............               (1,525)               -           2,427               -

  Proceeds from mutual fund shares sold..              464,789                -         126,322               -
  Cost of mutual fund shares sold........             (466,292)               -        (122,914)              -
                                                  ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..               (1,503)               -           3,408               -
  Change in unrealized gain (loss) on investments      102,054                -          53,826               -
                                                  ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......              100,551                -          57,234               -
                                                  ------------    -------------   -------------   -------------
  Reinvested capital gains...............                    -                -               -               -
                                                  ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.               99,026                -          59,661               -
                                                  ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            1,191,358                -         345,421               -
  Transfers between funds ...............              379,175                -         511,458               -
  Redemptions............................              (93,431)               -         (41,109)              -
  Annual contract maintenance charge (note 2)                -                -               -               -
  Contingent deferred sales charges (note 2)                 -                -               -               -
  Adjustments to maintain reserves.......                   39                -              43               -
                                                  ------------    -------------   -------------   -------------
      Net equity transactions............            1,477,141                -         815,813               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....            1,576,167                -         875,474               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                  -                -               -               -
                                                  ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....            1,576,167                -         875,474               -
                                                  ============    =============   =============   =============


                                                                    (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                            NWBdFd                             NWFund
                                                  ----------------------------    ----------------------------
                                                      1998             1997            1998            1997
                                                  ------------    ------------     ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $      8,729           8,172       1,275,418         690,370
  Mortality and expense charges (note 2).                 (177)           (641)       (162,460)       (266,484)
  Administration charge (note 2):
          Tier I ........................                    -             (76)        (71,265)       (123,555)
          Tier II .......................                    -               -         (20,611)        (35,569)
          Tier III ......................                    -               -          (8,929)        (14,919)
          Tier IV .......................                    -               -          (2,770)         (3,750)
          Tier V ........................                  (53)           (167)        (10,712)        (15,150)
  Variable account fee (notes 2 and 5)...                 (874)              -        (793,939)              -
                                                  ------------    ------------    ------------    ------------
    Net investment activity..............                7,625           7,288         204,732         230,943

  Proceeds from mutual fund shares sold..               32,175          78,071       7,155,989       3,524,263
  Cost of mutual fund shares sold........              (30,850)        (82,229)     (3,977,604)     (2,432,914)
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                1,325          (4,158)      3,178,385       1,091,349
  Change in unrealized gain (loss) on investments        2,630           6,157      21,386,876      11,194,545
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                3,955           1,999      24,565,261      12,285,894
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains...............                    -               -       7,428,131       3,686,826
                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.               11,580           9,287      32,198,124      16,203,663
                                                  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................              173,475          22,759      59,228,416      15,483,476
  Transfers between funds ...............              (21,724)        (33,788)     35,685,404      13,256,766
  Redemptions............................                 (840)        (46,264)    (13,470,684)     (4,206,078)
  Annual contract maintenance charge (note 2)                -               -          (1,070)         (1,088)
  Contingent deferred sales charges (note 2)                 -               -          (1,062)           (897)
  Adjustments to maintain reserves.......                  (84)            (12)          6,785             433
                                                  ------------    ------------    ------------    ------------
      Net equity transactions............              150,827         (57,305)     81,447,789      24,532,612

NET CHANGE IN CONTRACT OWNERS' EQUITY....              162,407         (48,018)    113,645,913      40,736,275
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD            111,736         159,754      75,327,367      34,591,092
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....        $     274,143         111,736     188,973,280      75,327,367
                                                  ============    ============    ============    ============


                                                                  NWGroFd                             NWMyMkt
                                                      ----------------------------      --------------------------
                                                           1998            1997             1998            1997
                                                      ------------    -------------     -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                  14,337           68,821       3,234,302       2,956,768
  Mortality and expense charges (note 2).                 (18,865)         (44,059)       (103,945)       (298,652)
  Administration charge (note 2):
          Tier I ........................                  (6,715)         (17,354)        (33,864)        (99,691)
          Tier II .......................                  (2,143)          (5,594)        (27,756)        (78,281)
          Tier III ......................                    (475)          (1,245)         (3,371)         (9,259)
          Tier IV .......................                    (992)          (2,168)         (2,320)         (6,949)
          Tier V ........................                  (1,636)          (3,087)         (6,062)        (17,169)
  Variable account fee (notes 2 and 5)...                 (68,124)               -        (356,313)              -
                                                     ------------    -------------   -------------   -------------
    Net investment activity..............                 (84,613)          (4,686)      2,700,671       2,446,767

  Proceeds from mutual fund shares sold..               3,211,852          888,498     125,064,177      90,261,974
  Cost of mutual fund shares sold........              (2,238,411)        (640,663)   (125,064,177)    (90,261,974)
                                                     ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                 973,441          247,835               -               -
  Change in unrealized gain (loss) on investments         746,981          428,346               -               -
                                                     ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......               1,720,422          676,181               -               -
                                                     ------------    -------------   -------------   -------------
  Reinvested capital gains...............                 688,315        1,209,332               -               -
                                                     ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.               2,324,124        1,880,827       2,700,671       2,446,767
                                                     ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................               2,626,268        1,294,729      15,218,549       9,680,836
  Transfers between funds ...............                 (14,054)        (227,077)      7,542,179      (8,123,293)
  Redemptions............................              (1,150,765)        (510,560)    (11,436,140)     (6,330,019)
  Annual contract maintenance charge (note 2)                   -                -             (14)            (15)
  Contingent deferred sales charges (note 2)                    -                -               -          (2,230)
  Adjustments to maintain reserves.......                      93               95          17,615          25,609
                                                     ------------    -------------   -------------   -------------
      Net equity transactions............               1,461,542          557,187      11,342,189      (4,749,112)

NET CHANGE IN CONTRACT OWNERS' EQUITY....               3,785,666        2,438,014      14,042,860      (2,302,345)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             9,970,932        7,532,918      56,626,599      58,928,944
                                                     ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....              13,756,598        9,970,932      70,669,459      56,626,599
                                                     ============    =============   =============   =============



                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                            NWindxFdY                         NSATGvtBd
                                                   -----------------------------    ----------------------------
                                                       1998             1997            1998            1997
                                                   ------------     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          $      1,092               -             932             825
  Mortality and expense charges (note 2).                     -               -             (25)            (67)
  Administration charge (note 2):
          Tier I ........................                     -               -             (23)            (60)
          Tier II .......................                     -               -               -               -
          Tier III ......................                     -               -               -               -
          Tier IV .......................                     -               -               -               -
          Tier V ........................                     -               -               -               -
  Variable account fee (notes 2 and 5)...                  (272)              -            (114)              -
                                                   ------------    ------------    ------------    ------------
    Net investment activity..............                   820               -             770             698

  Proceeds from mutual fund shares sold..                12,991               -              98           2,513
  Cost of mutual fund shares sold........               (12,980)              -             (91)         (2,354)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                    11               -               7             159
  Change in unrealized gain (loss) on investments        18,449               -             413             270
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                18,460               -             420             429
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains...............                     -               -              93               -
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                19,280               -           1,283           1,127
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                81,674               -           3,575           3,575
  Transfers between funds ...............               507,742               -               -               -
  Redemptions............................                (6,153)              -            (188)         (2,506)
  Annual contract maintenance charge (note 2)                 -               -             (12)            (32)
  Contingent deferred sales charges (note 2)                  -               -               -               -
  Adjustments to maintain reserves.......                    91               -               -              (1)
                                                   ------------    ------------    ------------    ------------
      Net equity transactions............               583,354               -           3,375           1,036

NET CHANGE IN CONTRACT OWNERS' EQUITY....               602,634               -           4,658           2,163
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                   -               -          14,781          12,618
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....          $    602,634               -          19,439          14,781
                                                   ============    ============    ============    ============

                                                              NSATMyMkt                          NSATSmCo
                                                    ----------------------------    ------------------------------
                                                        1998            1997             1998            1997
                                                    ------------    ------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                 1,928            1,378               -               -
  Mortality and expense charges (note 2).                   (25)            (135)         (1,113)              -
  Administration charge (note 2):
          Tier I ........................                   (22)            (121)           (458)              -
          Tier II .......................                     -                -            (337)              -
          Tier III ......................                     -                -             (85)              -
          Tier IV .......................                     -                -             (17)              -
          Tier V ........................                     -                -               -               -
  Variable account fee (notes 2 and 5)...                  (319)               -         (13,276)              -
                                                   ------------    -------------   -------------   -------------
    Net investment activity..............                 1,562            1,122         (15,286)              -

  Proceeds from mutual fund shares sold..                 1,610           37,780       2,561,737               -
  Cost of mutual fund shares sold........                (1,610)         (37,780)     (2,738,916)              -
                                                   ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                     -                -        (177,179)              -
  Change in unrealized gain (loss) on investments             -                -         283,712               -
                                                   ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                     -                -         106,533               -
                                                   ------------    -------------   -------------   -------------
  Reinvested capital gains...............                     -                -               -               -
                                                   ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                 1,562            1,122          91,247               -
                                                   ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                 9,243            8,580       1,668,534               -
  Transfers between funds ...............                56,989          (15,000)      1,950,841               -
  Redemptions............................                     -          (22,757)       (173,431)              -
  Annual contract maintenance charge (note 2)                 -               (5)              -               -
  Contingent deferred sales charges (note 2)                  -                -               -               -
  Adjustments to maintain reserves.......                    12               (7)          1,142               -
                                                   ------------    -------------   -------------   -------------
      Net equity transactions............                66,244          (29,189)      3,447,086               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....                67,806          (28,067)      3,538,333               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               8,353           36,420               -               -
                                                   ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                76,159            8,353       3,538,333               -
                                                   ============    =============   =============   =============





                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              NSATTotRe                       NBAMTGro
                                                   -----------------------------    ----------------------------
                                                       1998             1997            1998            1997
                                                   ------------     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          $      1,442           1,290               -               -
  Mortality and expense charges (note 2).                  (226)           (444)            (46)           (114)
  Administration charge (note 2):
          Tier I ........................                  (203)           (399)            (42)           (103)
          Tier II .......................                     -               -               -               -
          Tier III ......................                     -               -               -               -
          Tier IV .......................                     -               -               -               -
          Tier V ........................                     -               -               -               -
  Variable account fee (notes 2 and 5)...                  (898)              -            (179)              -
                                                   ------------    ------------    ------------    ------------
    Net investment activity..............                   115             447            (267)           (217)

  Proceeds from mutual fund shares sold..                12,829             374           7,379             289
  Cost of mutual fund shares sold........                (6,994)           (234)         (7,320)           (224)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                 5,835             140              59              65
  Change in unrealized gain (loss) on investments        10,427          13,515          (2,595)          3,892
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                16,262          13,655          (2,536)          3,957
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains...............                 5,748           4,114           7,561           1,560
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                22,125          18,216           4,758           5,300
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                 8,798          27,743           9,567           6,212
  Transfers between funds ...............                     -          36,972               -               -
  Redemptions............................               (12,584)           (149)         (7,559)           (143)
  Annual contract maintenance charge (note 2)               (12)             (4)              -             (10)
  Contingent deferred sales charges (note 2)                  -               -               -               -
  Adjustments to maintain reserves.......                     2              11               1               1
                                                   ------------    ------------    ------------    ------------
      Net equity transactions............                (3,796)         64,573           2,009           6,060

NET CHANGE IN CONTRACT OWNERS' EQUITY....                18,329          82,789           6,767          11,360
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             129,271          46,482          28,237          16,877
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....          $    147,600         129,271          35,004          28,237
                                                   ============    ============    ============    ============


                                                              NBAMTLMat                       NBAMTPart
                                                    ----------------------------    ----------------------------
                                                        1998            1997            1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:                                        554              441             142              47
  Reinvested dividends ..................                   (15)             (44)            (63)           (104)
  Mortality and expense charges (note 2).
  Administration charge (note 2):                           (13)             (40)            (56)            (93)
          Tier I ........................                     -                -               -               -
          Tier II .......................                     -                -               -               -
          Tier III ......................                     -                -               -               -
          Tier IV .......................                     -                -               -               -
          Tier V ........................                   (65)               -            (325)              -
  Variable account fee (notes 2 and 5)...          ------------    -------------   -------------   -------------
                                                            461              357            (302)           (150)
    Net investment activity..............
                                                              -            3,118           1,445             346
  Proceeds from mutual fund shares sold..                     -           (3,150)           (670)           (161)
  Cost of mutual fund shares sold........          ------------    -------------   -------------   -------------
                                                              -              (32)            775             185
    Realized gain (loss) on investments..                  (144)             176          (3,210)          4,404
  Change in unrealized gain (loss) on investments  ------------    -------------   -------------   -------------
                                                           (144)             144          (2,435)          4,589
    Net gain (loss) on investments.......          ------------    -------------   -------------   -------------
                                                              -                -           4,468             729
  Reinvested capital gains...............          ------------    -------------   -------------   -------------

      Net increase (decrease) in contract owners'           317              501           1,731           5,168
        equity resulting from operations.          ------------    -------------   -------------   -------------


EQUITY TRANSACTIONS:
  Purchase payments received from                         2,375            4,298          30,030           6,119
    contract owners......................                     -           (3,114)          3,872           3,543
  Transfers between funds ...............                     -                -          (1,397)           (167)
  Redemptions............................                     -                -               -               -
  Annual contract maintenance charge (note 2)                 -                -               -               -
  Contingent deferred sales charges (note 2)                  -                -              (1)             (2)
  Adjustments to maintain reserves.......          ------------    -------------   -------------   -------------
                                                          2,375            1,184          32,504           9,493
      Net equity transactions............
                                                          2,692            1,685          34,235          14,661
NET CHANGE IN CONTRACT OWNERS' EQUITY....                 8,440            6,755          29,431          14,770
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD        ------------    -------------   -------------   -------------
                                                         11,132            8,440          63,666          29,431
CONTRACT OWNERS' EQUITY END OF PERIOD....          ============    =============   =============   =============



                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              NBGuard                          NBManhFd
                                                   -----------------------------    ----------------------------
                                                        1998             1997            1998            1997
                                                   ------------     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          $      8,655           4,553               -               -
  Mortality and expense charges (note 2).                (1,980)         (3,053)           (217)           (810)
  Administration charge (note 2):
          Tier I ........................                  (393)              -            (195)           (729)
          Tier II .......................                     -               -               -               -
          Tier III ......................                     -               -               -               -
          Tier IV .......................                     -               -               -               -
          Tier V ........................                  (463)           (916)              -               -
  Variable account fee (notes 2 and 5)...                (6,774)              -          (1,138)              -
                                                   ------------    ------------    ------------    ------------
    Net investment activity..............                  (955)            584          (1,550)         (1,539)

  Proceeds from mutual fund shares sold..             1,760,387         453,514           4,438         223,724
  Cost of mutual fund shares sold........            (2,068,736)       (414,080)         (4,754)       (233,494)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..              (308,349)         39,434            (316)         (9,770)
  Change in unrealized gain (loss) on investments        72,024        (121,548)         18,278          14,259
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......              (236,325)        (82,114)         17,962           4,489
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains...............               228,090         128,744          16,709          31,773
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                (9,190)         47,214          33,121          34,723
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................             1,175,835         620,995         103,867          19,016
  Transfers between funds ...............              (425,526)        226,325            (255)        (53,207)
  Redemptions............................              (220,657)        (60,295)         (3,629)       (170,571)
  Annual contract maintenance charge (note 2)                 -               -               -               -
  Contingent deferred sales charges (note 2)                  -               -              (4)              -
  Adjustments to maintain reserves.......                  (850)            838               -             (24)
                                                   ------------    ------------    ------------    ------------
      Net equity transactions............               528,802         787,863          99,979        (204,786)

NET CHANGE IN CONTRACT OWNERS' EQUITY....               519,612         835,077         133,100        (170,063)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             984,329         149,252         124,816         294,879
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....          $  1,503,941         984,329         257,916         124,816
                                                   ============    ============    ============    ============

                                                                 NBPartFd                        NBGuardTr
                                                       ----------------------------    ----------------------------
                                                            1998            1997            1998            1997
                                                       ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                        -           11,614               -               -
  Mortality and expense charges (note 2).                   (1,836)          (4,937)            (28)              -
  Administration charge (note 2):
          Tier I ........................                   (1,652)          (4,443)            (25)              -
          Tier II .......................                        -                -               -               -
          Tier III ......................                        -                -               -               -
          Tier IV .......................                        -                -               -               -
          Tier V ........................                        -                -               -               -
  Variable account fee (notes 2 and 5)...                        -                -               -               -
                                                      ------------    -------------   -------------   -------------
    Net investment activity..............                   (3,488)           2,234             (53)              -

  Proceeds from mutual fund shares sold..                2,754,448          359,092          68,479               -
  Cost of mutual fund shares sold........               (2,803,651)        (298,999)        (63,557)              -
                                                      ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                  (49,203)          60,093           4,922               -
  Change in unrealized gain (loss) on investments          210,691         (210,691)              -               -
                                                      ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                  161,488         (150,598)          4,922               -
                                                      ------------    -------------   -------------   -------------
  Reinvested capital gains...............                        -          356,973               -               -
                                                      ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                  158,000          208,609           4,869               -
                                                      ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                  363,321          350,067          33,268               -
  Transfers between funds ...............                  245,865        1,620,917          27,513               -
  Redemptions............................               (2,766,371)        (180,319)        (65,651)              -
  Annual contract maintenance charge (note 2)                    -                -               -               -
  Contingent deferred sales charges (note 2)                     -              (81)              -               -
  Adjustments to maintain reserves.......                       41              (49)              1               -
                                                      ------------    -------------   -------------   -------------
      Net equity transactions............               (2,157,144)       1,790,535          (4,869)              -

NET CHANGE IN CONTRACT OWNERS' EQUITY....               (1,999,144)       1,999,144               -               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              1,999,144                -               -               -
                                                      ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                        -        1,999,144               -               -
                                                      ============    =============   =============   =============



                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                NBPartTr                         PrBalY
                                                      ----------------------------    ----------------------------
                                                          1998             1997           1998            1997
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................             $          -               -             101               -
  Mortality and expense charges (note 2).                        -               -               -               -
  Administration charge (note 2):
          Tier I ........................                        -               -               -               -
          Tier II .......................                        -               -               -               -
          Tier III ......................                        -               -               -               -
          Tier IV .......................                        -               -               -               -
          Tier V ........................                        -               -               -               -
  Variable account fee (notes 2 and 5)...                       (4)              -             (25)              -
                                                      ------------    ------------    ------------    ------------
    Net investment activity..............                       (4)              -              76               -

  Proceeds from mutual fund shares sold..                   14,303               -           1,150               -
  Cost of mutual fund shares sold........                  (14,138)              -          (1,099)              -
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                      165               -              51               -
  Change in unrealized gain (loss) on investments                6               -           1,222               -
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                      171               -           1,273               -
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains...............                      120               -               -               -
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                      287               -           1,349               -
                                                      ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                    4,656               -          27,624               -
  Transfers between funds ...............                   41,930               -          26,228               -
  Redemptions............................                        -               -               -               -
  Annual contract maintenance charge (note 2)                    -               -               -               -
  Contingent deferred sales charges (note 2)                     -               -               -               -
  Adjustments to maintain reserves.......                      (30)              -              23               -
                                                      ------------    ------------    ------------    ------------
      Net equity transactions............                   46,556               -          53,875               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....                   46,843               -          55,224               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                      -               -               -               -
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....             $     46,843               -          55,224               -
                                                      ============    ============    ============    ============


                                                                    PrintY                        PrLgCapGrY
                                                         ----------------------------    ----------------------------
                                                             1998            1997            1998            1997
                                                         ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                           -                -               -               -
  Mortality and expense charges (note 2).                           -                -               -               -
  Administration charge (note 2):
          Tier I ........................                           -                -               -               -
          Tier II .......................                           -                -               -               -
          Tier III ......................                           -                -               -               -
          Tier IV .......................                           -                -               -               -
          Tier V ........................                           -                -               -               -
  Variable account fee (notes 2 and 5)...                         (12)               -             (32)              -
                                                         ------------    -------------   -------------   -------------
    Net investment activity..............                         (12)               -             (32)              -

  Proceeds from mutual fund shares sold..                       1,317                -          15,581               -
  Cost of mutual fund shares sold........                      (1,294)               -         (14,964)              -
                                                         ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                          23                -             617               -
  Change in unrealized gain (loss) on investments                 618                -           3,881               -
                                                         ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                         641                -           4,498               -
                                                         ------------    -------------   -------------   -------------
  Reinvested capital gains...............                           -                -               -               -
                                                         ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                         629                -           4,466               -
                                                         ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                       3,159                -          21,069               -
  Transfers between funds ...............                      15,229                -          38,378               -
  Redemptions............................                           -                -               -               -
  Annual contract maintenance charge (note 2)                       -                -               -               -
  Contingent deferred sales charges (note 2)                        -                -               -               -
  Adjustments to maintain reserves.......                           1                -             311               -
                                                         ------------    -------------   -------------   -------------
      Net equity transactions............                      18,389                -          59,758               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....                      19,018                -          64,224               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                         -                -               -               -
                                                         ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                      19,018                -          64,224               -
                                                         ============    =============   =============   =============



                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              PrLgCpValY                       PrSmCapY
                                                    -----------------------------    ----------------------------
                                                       1998             1997             1998            1997
                                                    ------------    ------------     ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           $         25               -              25               -
  Mortality and expense charges (note 2).                      -               -               -               -
  Administration charge (note 2):
          Tier I ........................                      -               -               -               -
          Tier II .......................                      -               -               -               -
          Tier III ......................                      -               -               -               -
          Tier IV .......................                      -               -               -               -
          Tier V ........................                      -               -               -               -
  Variable account fee (notes 2 and 5)...                     (6)              -             (17)              -
                                                    ------------    ------------    ------------    ------------
    Net investment activity..............                     19               -               8               -

  Proceeds from mutual fund shares sold..                      -               -           1,003               -
  Cost of mutual fund shares sold........                      -               -            (960)              -
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..                      -               -              43               -
  Change in unrealized gain (loss) on investments            242               -           1,880               -
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......                    242               -           1,923               -
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains...............                      -               -               -               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                    261               -           1,931               -
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                    997               -           6,201               -
  Transfers between funds ...............                  9,117               -          32,130               -
  Redemptions............................                      -               -               -               -
  Annual contract maintenance charge (note 2)                  -               -               -               -
  Contingent deferred sales charges (note 2)                   -               -               -               -
  Adjustments to maintain reserves.......                     29               -              (9)              -
                                                    ------------    ------------    ------------    ------------
      Net equity transactions............                 10,143               -          38,322               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....                 10,404               -          40,253               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                    -               -               -               -
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....           $     10,404               -          40,253               -
                                                    ============    ============    ============    ============



                                                                  OppGlob                        PutInvFd
                                                      -----------------------------   -----------------------------
                                                          1998            1997            1998            1997
                                                      ------------    -------------   ------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                      382                -               -         151,621
  Mortality and expense charges (note 2).                        -                -         (85,320)       (195,092)
  Administration charge (note 2):
          Tier I ........................                        -                -         (14,831)        (40,182)
          Tier II .......................                        -                -          (3,668)         (9,409)
          Tier III ......................                        -                -            (942)         (2,362)
          Tier IV .......................                        -                -             (62)           (153)
          Tier V ........................                        -                -         (18,760)        (40,310)
  Variable account fee (notes 2 and 5)...                      (37)               -        (298,201)              -
                                                      ------------    -------------   -------------   -------------
    Net investment activity..............                      345                -        (421,784)       (135,887)

  Proceeds from mutual fund shares sold..                    5,723                -       6,828,788       4,687,426
  Cost of mutual fund shares sold........                   (6,015)               -      (4,492,724)     (3,887,599)
                                                      ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                     (292)               -       2,336,064         799,827
  Change in unrealized gain (loss) on investments              456                -      13,802,953       6,208,349
                                                      ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                      164                -      16,139,017       7,008,176
                                                      ------------    -------------   -------------   -------------
  Reinvested capital gains...............                    2,941                -       1,853,165       3,906,053
                                                      ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                    3,450                -      17,570,398      10,778,342
                                                      ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                   17,726                -      14,227,151       4,228,718
  Transfers between funds ...............                  118,096                -       2,036,253         483,737
  Redemptions............................                        -                -      (4,706,872)     (4,259,983)
  Annual contract maintenance charge (note 2)                    -                -            (837)           (897)
  Contingent deferred sales charges (note 2)                     -                -            (321)         (3,177)
  Adjustments to maintain reserves.......                       36                -           1,034          (1,786)
                                                      ------------    -------------   -------------   -------------
      Net equity transactions............                  135,858                -      11,556,408         446,612

NET CHANGE IN CONTRACT OWNERS' EQUITY....                  139,308                -      29,126,806      11,224,954
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                      -                -      44,983,644      33,758,690
                                                      ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                  139,308                -      74,110,450      44,983,644
                                                      ============    =============   =============   =============




                                                                    (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              PutVoyFd                        SEI500lx
                                                   -----------------------------    ----------------------------
                                                        1998             1997            1998            1997
                                                   ------------     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          $          -               -         362,899         150,459
  Mortality and expense charges (note 2).              (252,564)       (555,728)        (37,050)        (54,468)
  Administration charge (note 2):
          Tier I ........................              (140,670)       (309,069)           (936)        (10,682)
          Tier II .......................               (37,138)        (83,941)           (341)           (712)
          Tier III ......................               (13,406)        (30,283)              -               -
          Tier IV .......................                (6,144)        (14,092)              -               -
          Tier V ........................                (3,642)         (6,508)        (10,675)        (12,513)
  Variable account fee (notes 2 and 5)...            (1,017,243)              -        (151,150)              -
                                                   ------------    ------------    ------------    ------------
    Net investment activity..............            (1,470,807)       (999,621)        162,747          72,084

  Proceeds from mutual fund shares sold..             2,943,852       3,521,888       6,687,829       8,384,055
  Cost of mutual fund shares sold........            (1,717,411)     (2,454,300)     (5,220,572)     (6,905,964)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..             1,226,441       1,067,588       1,467,257       1,478,091
  Change in unrealized gain (loss) on investments    22,821,764      16,465,312       5,210,894         859,863
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......            24,048,205      17,532,900       6,678,151       2,337,954
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains...............            13,977,317       8,147,769         365,867         101,303
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.            36,554,715      24,681,048       7,206,765       2,511,341
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            51,708,613      40,104,364      21,490,017       9,263,710
  Transfers between funds ...............            (6,170,941)     (7,100,256)      3,560,351       5,120,331
  Redemptions............................           (11,182,910)     (8,346,447)     (5,241,962)     (5,549,796)
  Annual contract maintenance charge (note 2)                 -               -               -               -
  Contingent deferred sales charges (note 2)                 (4)              -               -               -
  Adjustments to maintain reserves.......                 9,322         (16,760)            506             626
                                                   ------------    ------------    ------------    ------------
      Net equity transactions............            34,364,080      24,640,901      19,808,912       8,834,871

NET CHANGE IN CONTRACT OWNERS' EQUITY....            70,918,795      49,321,949      27,015,677      11,346,212
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD         137,879,063      88,557,114      15,258,034       3,911,822
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....          $208,797,858     137,879,063      42,273,711      15,258,034
                                                   ============    ============    ============    ============

                                                                SelGroFd                        StComStk
                                                     -----------------------------   ----------------------------
                                                          1998            1997           1998            1997
                                                     -------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                   5,032                -               -             700
  Mortality and expense charges (note 2).                  (5,110)         (13,883)              -         (27,052)
  Administration charge (note 2):
          Tier I ........................                  (1,877)          (5,127)              -         (24,346)
          Tier II .......................                    (192)            (533)              -               -
          Tier III ......................                    (122)            (319)              -               -
          Tier IV .......................                      (6)             (16)              -               -
          Tier V ........................                    (770)          (2,084)              -               -
  Variable account fee (notes 2 and 5)...                 (17,203)               -               -               -
                                                     ------------    -------------   -------------   -------------
    Net investment activity..............                 (20,248)         (21,962)              -         (50,698)

  Proceeds from mutual fund shares sold..                 297,835          421,999               -       9,411,196
  Cost of mutual fund shares sold........                (221,285)        (373,415)              -      (8,332,762)
                                                     ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                  76,550           48,584               -       1,078,434
  Change in unrealized gain (loss) on investments         571,477           75,942               -         (44,067)
                                                     ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                 648,027          124,526               -       1,034,367
                                                     ------------    -------------   -------------   -------------
  Reinvested capital gains...............                 331,423          331,508               -         121,492
                                                     ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                 959,202          434,072               -       1,105,161
                                                     ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                 145,949          172,142               -       3,697,972
  Transfers between funds ...............                (100,050)        (199,396)              -         658,529
  Redemptions............................                (198,476)        (202,858)              -      (9,645,678)
  Annual contract maintenance charge (note 2)                (366)            (395)              -               -
  Contingent deferred sales charges (note 2)                 (131)             (79)              -               -
  Adjustments to maintain reserves.......                     (79)             (18)              -              93
                                                     ------------    -------------   -------------   -------------
      Net equity transactions............                (153,153)        (230,604)              -      (5,289,084)

NET CHANGE IN CONTRACT OWNERS' EQUITY....                 806,049          203,468               -      (4,183,923)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             2,853,544        2,650,076               -       4,183,923
                                                     ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....               3,659,593        2,853,544               -               -
                                                     ============    =============   =============   =============



                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                           TRinTStk                        TemForFd
                                                 -----------------------------   ----------------------------
                                                     1998            1997          1998            1997
                                                 ------------     ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................        $    521,061         429,540       1,717,754       2,501,840
  Mortality and expense charges (note 2).             (52,439)       (170,837)       (132,310)       (409,635)
  Administration charge (note 2):
          Tier I ........................             (21,726)        (72,216)        (77,451)       (250,509)
          Tier II .......................              (5,357)        (16,170)        (22,334)        (65,577)
          Tier III ......................              (1,917)         (5,875)         (5,316)        (15,289)
          Tier IV .......................                (951)         (3,180)         (2,176)         (6,430)
          Tier V ........................              (4,810)        (15,793)         (1,211)         (2,329)
  Variable account fee (notes 2 and 5)...            (181,636)              -        (381,394)              -
                                                 ------------    ------------    ------------    ------------
    Net investment activity..............             252,225         145,469       1,095,562       1,752,071

  Proceeds from mutual fund shares sold..          31,774,044      21,375,609      26,694,944      15,858,573
  Cost of mutual fund shares
  sold..................................          (30,649,976)    (18,182,586)    (25,001,333)    (14,325,078)
                                                 ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..           1,124,068       3,193,023       1,693,611       1,533,495
  Change in unrealized gain (loss) on investments   2,514,226      (3,881,061)    (11,318,099)     (5,986,071)

                                                 ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......           3,638,294        (688,038)     (9,624,488)     (4,452,576)
                                                 ------------    ------------    ------------    ------------
  Reinvested capital gains...............             828,961       1,181,235       5,054,162       6,603,142
                                                 ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'

        equity resulting from operations.           4,719,480         638,666      (3,474,764)      3,902,637
                                                 ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           9,017,358      10,867,253      16,189,377      22,039,949
  Transfers between funds ...............          (4,932,049)     (6,714,250)    (22,661,049)     (1,002,242)
  Redemptions............................          (2,532,969)     (5,866,407)     (7,971,478)    (10,962,908)
  Annual contract maintenance charge (note 2)               -               -               -               -
  Contingent deferred sales charges (note 2)                -               -               -            (201)
  Adjustments to maintain reserves.......               3,925          (6,971)         (5,084)          1,523
                                                 ------------    ------------    ------------    ------------
      Net equity transactions............           1,556,265      (1,720,375)    (14,448,234)     10,076,121

NET CHANGE IN CONTRACT OWNERS' EQUITY....           6,275,745      (1,081,709)    (17,922,998)     13,978,758
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD        30,214,234      31,295,943      80,718,997      66,740,239
                                                 ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....        $ 36,489,979      30,214,234      62,795,999      80,718,997
                                                 ============    ============    ============    ============

                                                             TemGlSmCo                        WPEMGRO
                                                   -----------------------------   -----------------------------
                                                        1998           1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                     -            9,088               -               -
  Mortality and expense charges (note 2).                  (201)          (4,075)            (10)              -
  Administration charge (note 2):
          Tier I ........................                   393           (3,668)             (9)              -
          Tier II .......................                     -                -               -               -
          Tier III ......................                     -                -               -               -
          Tier IV .......................                     -                -               -               -
          Tier V ........................                  (191)               -               -               -
  Variable account fee (notes 2 and 5)...                     -                -             (29)              -
                                                   ------------    -------------   -------------   -------------
    Net investment activity..............                     1            1,345             (48)              -

  Proceeds from mutual fund shares sold..                     -        1,438,698          51,701               -
  Cost of mutual fund shares
  sold..................................                      -       (1,386,525)        (49,825)              -
                                                   ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..                     -           52,173           1,876               -
  Change in unrealized gain (loss) on investments             -           (7,129)          5,218               -
                                                    ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......                     -           45,044           7,094               -
                                                   ------------    -------------   -------------   -------------
  Reinvested capital gains...............                     -           38,267               -               -
                                                   ------------    -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                     1           84,656           7,046               -
                                                   ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                     -          232,849           5,190               -
  Transfers between funds ...............                     -         (115,482)         89,747               -
  Redemptions............................                     -       (1,147,196)        (43,768)              -
  Annual contract maintenance charge (note 2)                 -                -               -               -
  Contingent deferred sales charges (note 2)                  -                -               -               -
  Adjustments to maintain reserves.......                    (1)            (193)             22               -
                                                   ------------    -------------   -------------   -------------
      Net equity transactions............                    (1)      (1,030,022)         51,191               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....                     -         (945,366)         58,237               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                   -          945,366               -               -
                                                   ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                     -                -          58,237               -
                                                   ============    =============   =============   =============



See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 1998 and 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) ORGANIZATION AND NATURE OF OPERATIONS

         Nationwide DC Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 1974. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization; however, other distributors may be utilized.

     (b) THE CONTRACTS

         Participants in group flexible fund contracts may be invested in any of the following funds:

              AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)

              AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class (AIMWein)

              American Century: Income & Growth Fund (ACIncGro)

              American Century: Twentieth Century Growth Fund (ACTCGro)

              American Century: Twentieth Century International Discovery Fund (ACTCIntDis)

              American Century: Twentieth Century Select Fund (ACTCSel)

              American Century: Twentieth Century Ultra Fund (ACTCUltra)

              The Bond Fund of AmericaSM, Inc. (BdFdAm)
                (not available for contracts issued on or after January 1, 1994)

              Davis New York Venture Fund, Inc. - Class A (DNYVenFd)

              Delaware Group Decatur Fund, Inc. - Decatur Income Fund Institutional Class (DeDecInc)
                (not available for contracts issued on or after August 1, 1993)

              Dreyfus Appreciation Fund, Inc. (DryApp)

              Dreyfus Cash Management - Class A (DryCsMgt)

              Dreyfus Premier Midcap Stock - Class A (DryPreMCap)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro)
                (formerly The Evergreen Total Return Fund)

              Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)

              Federated U.S. Government Securities Fund: 2-5 Years - Institutional Shares (FedUSGvt)

              Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)

              Fidelity Advisors High Yield Fund - Class T (FAHiYld)

              Fidelity Asset ManagerTM (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc) (formerly Fidelity High
                Income Fund) (not available for contracts issued on or after January 1, 1987)

              Fidelity Contrafund (FidContr) (not available for contracts issued on or after June 30, 1998)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Growth & Income Portfolio (FidGrInc)

              Fidelity Magellan(R) Fund (FidMgln) (not available for contracts issued on or after October 1, 1997)

              Fidelity OTC Portfolio (FidOTC)

              Fidelity Puritan(R) Fund (FidPurtn)

              The Growth Fund of America(R), Inc. (GroFdAm)
                (not available for contracts issued on or after January 1, 1994)

              The Income Fund of America(R), Inc. (IncFdAm)
                (not available for contracts issued on or after January 1, 1994)

              INVESCO Dynamics Fund, Inc. (InvDynam)

              INVESCO Industrial Income Fund, Inc. (InvIndInc)

              INVESCO Total Return Fund (InvTotRet)

              Janus Fund (JanFund)

              Janus Twenty Fund (Jan20Fd)

              Janus Worldwide Fund (JanWrldwde)

              MAS Funds - Fixed Income Portfolio (MASFIP)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio
              - Class B (MSIEqGroB)

              Portfolios of the Nationwide Asset Allocation Trust (NAAT) (managed for a fee by an affiliated investment advisor)

                NAAT - The Aggressive Portfolio (NAATAggr)

                NAAT - The Conservative Portfolio (NAATCons)

                NAAT - The Moderate Portfolio (NAATMod)

                NAAT - The Moderately Aggressive Portfolio (NAATModAgg)

                NAAT - The Moderately Conservative Portfolio (NAATModCon)

              Funds of the Nationwide Investing Foundation II
              (managed for a fee by an affiliated investment advisor)

                Nationwide(R) Bond Fund - Class D (NWBdFd)

                Nationwide(R) Fund - Class D (NWFund)

                Nationwide(R) Growth Fund - Class D (NWGroFd)

                Nationwide(R) Money Market Fund (NWMyMkt)

                Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)

              Nationwide(R) SAT - Small Company Fund (NSATSmCo)
              (managed for a fee by an affiliated investment advisor)

              Funds of the Nationwide Investing Foundation III (NIFIII) (managed for a fee by an affiliated investment advisor)

                NIF III - Prestige Balanced Fund - Class Y (PrBalY)

                NIF III - Prestige International Fund - Class Y (PrIntY)

                NIF III - Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)

                NIF III - Prestige Large Cap Value Fund - Class Y (PrLgCpValY)

                NIF III - Prestige Small Cap Fund - Class Y (PrSmCapY)

              Neuberger & Berman Equity Funds(R) - Guardian Fund (NBGuard)

              Neuberger & Berman Equity Funds(R) - Manhattan Fund (NBManhFd)

              Neuberger & Berman Equity Trust(R) - Partners Trust (NBPartTr)

              Oppenheimer Global Fund - Class A (OppGlob)

              Putnam Investors Fund - Class A (PutInvFd)

              Putnam Voyager Fund - Class A (PutVoyFd)

              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

              Seligman Growth Fund, Inc. - Class A (SelGroFd)

              Strong Common Stock Fund, Inc. (StComStk)

              T. Rowe Price International Funds, Inc. - International Stock Fund
              (R) (TRIntStk)

              Templeton Foreign Fund - Class I (TemForFd)

              Templeton Global Smaller Companies Fund, Inc.- Class I (TemGlSmCo)

              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)

         The following funds are available for investment only by Plans established under Internal Revenue Code (IRC) Section 403(b).

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP)
                  (formerly TCI Portfolios, Inc.);
                American Century VP - American Century VP Balanced (ACVPBal)
                  (formerly TCI Portfolios - TCI Balanced)
                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Fidelity Variable Insurance Products Fund I & II
                (Fidelity VIP); Fidelity VIP - Asset Manager Portfolio (FidVIPAM) Fidelity VIP - Equity-Income Portfolio (FidVIPEI) Fidelity VIP - Growth Portfolio (FidVIPGr) Fidelity VIP - High Income Portfolio (FidVIPHI) Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                 Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                (NBAMTLMat)
                 Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         All of the above funds were being utilized as of December 31, 1998, except AIM Equity Funds, Inc. AIM Weingarten Fund - Institutional Class (AIMWein), Fidelity OTCPortfolio (FidOTC), Fidelity Puritan(R) Fund (FidPurtn), Janus Twenty Fund (Jan20Fd), Nationwide SAT - Capital Appreciation Fund (NSATCapAp), Strong Common Stock Fund, Inc. (StComStk) and Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo).

         The following funds were no longer available as of June 30, 1998:
         American Century: Twentieth Century International Growth Fund (ACTCIntlGr), The Institutional Shares of Federated GNMA Trust (FedGNMA), Neuberger & Berman Guardian Trust (NBGuardTr) and Neuberger & Berman Partners Fund (NBPartFd).

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) SECURITY VALUATION, TRANSACTIONS AND RELATED INVESTMENT INCOME

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) FEDERAL INCOME TAXES

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the IRC. The assets in this account are held pursuant to contracts with entities which are exempt from Federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     Net purchase payments received for contracts issued before July 1, 1980, represent contributions by the contract owners less a sales charge by the Company of not more than 5%, to cover sales expenses. The Company does not deduct a sales charge from purchase payments for contracts issued after July 1, 1980. However, if any part of the contract value representing participant accounts that have been established under the contracts and held in the Account for less than sixteen (16) years is surrendered, the Company will, with certain exceptions, assess a contingent deferred sales charge. This charge will be equal to not more than 5% of the lesser of all purchase payments received on behalf of the surrendering participant or contract owner prior to the date of the request for surrender, or the amount surrendered. Sales charges or contingent deferred sales charges of less than 5% reflect actual variations in expense (usually reduced agents' commissions). No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following contract charges are deducted by the Company on contracts issued before July 1, 1980: (a) an annual contract maintenance charge of $8 assessed by surrendering units; (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%; and (c) a charge on complete redemption, equal to the lesser of $8 or 2% of the value of the account, except when such redemption occurs within 31 days of the anniversary date of the contract.

     For contracts issued beginning July 1, 1980 through April 30, 1991, contract charges include: (a) an annual contract maintenance charge of $12 or $15, based upon administrative services provided, assessed by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%.

     For contracts issued on or after May 1, 1991, contract charges include a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.35%, 0.15% and 0.45% respectively. Beginning November 1, 1996, the administration charge was based upon the aggregate balance of assets held under the contract by each contract owner as follows:

                 Expense                                         Administration
                  Tier                Assets (Millions)              Charge
                ---------              --------------             ------------
                    I                     Up to $10                   .45%
                   II                  Over $10 to $25                .40%
                   III                 Over $25 to $50                .30%
                   IV                 Over $50 to $150                .20%
                    V                     Over $150                   .15%

     The administration charge implemented on November 1, 1996 was based on the June 30, 1996 asset balance. Thereafter, the administrative charge will be determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     For contracts issued beginning May 1, 1998 the Company will assess a charge for a Variable Account Fee. Under the terms of the contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the contracts. For the Company's contractual promise to accept these risks and expenses, the contracts provide for the deduction of a Account Fee, which is calculated as a percentage of assets and deducted on each valuation date from amounts held in the Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

     As with all other charges, this fee is subject to negotiation and may vary from one contract to another reflecting the unique characteristics of different contracts when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the contract; (2) the number of eligible employees; (3) the number of contract participants; (4) demographics of contract participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of underlying mutual fund options; (7) the type of contract issued (for example, whether the contract is issued as an allocated contract or unallocated contract); (8) costs associated with distribution of the contract; (9) any recovery of any credits on initial transfers; and (10) any other factors which the Company deems relevant. (See summary of variable account fees at Note 5)

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998.

                                                    Asset
                                                    Charge        Units        Unit Value        Amount
                                                   -------      ----------      ----------    ------------
     AIM Equity Funds, Inc. - AIM Constellation
        Fund - Institutional Class                  0.65%       3,022,273      $ 2.751200$     8,314,877

     American Century:
        Income & Growth Fund                        0.80%         109,503        1.097595        120,190
                                                    0.70%          30,419        1.097739         33,392
                                                    0.55%           8,687        1.097955          9,538
                                                    0.40%          79,664        1.098171         87,485
                                                    0.30%           4,917        1.098315          5,400

     American Century:
        Twentieth Century Growth Fund               0.95%       9,702,654        7.915964     76,805,860
                                                    0.90%       3,294,508        7.924525     26,107,411
                                                    0.80%       3,767,251        7.941675     29,918,283
                                                    0.65%       8,602,720        7.971577     68,577,245
                                                    0.60%         194,830        7.951067      1,549,106
                                                    0.40%           3,508        7.923462         27,796
                                                    0.30%         261,146        7.952673      2,076,809

     American Century: Twentieth Century
        International Discovery Fund                0.80%          83,975        1.084264         91,051
                                                    0.70%          50,207        1.084406         54,445
                                                    0.55%           6,011        1.084619          6,520
                                                    0.40%          26,496        1.084832         28,744

     American Century:
        Twentieth Century Select Fund               0.95%          50,420        2.766712        139,498
                                                    0.65%       1,181,418        2.768141      3,270,332

     American Century:
        Twentieth Century Ultra Fund                0.95%      70,804,264        3.364568    238,225,761
                                                    0.90%      19,448,936        3.368207     65,508,042
                                                    0.80%      16,603,825        3.375496     56,046,145
                                                    0.65%      35,694,678        3.388204    120,940,851
                                                    0.60%       1,072,286        3.379488      3,623,778
                                                    0.30%         717,400        3.380172      2,424,935

     American Century VP -
        American Century VP Balanced                0.95%           7,892        1.731354         13,664

     American Century VP - American Century VP
        Capital Appreciation                        0.95%          48,936        1.521919         74,477

     The Bond Fund of AmericaSM, Inc.               0.95%       4,103,842        2.429862      9,971,770
                                                    0.90%         883,859        2.432540      2,150,022
                                                    0.80%         958,940        2.437902      2,337,802
                                                    0.65%       1,599,096        2.447231      3,913,357
                                                    0.60%          82,948        2.440904        202,468
                                                    0.55%          82,138        2.437786        200,235

     Davis New York Venture Fund, Inc. - Class A    0.90%         137,969        2.539900        350,427


                                                                     (Continued)


                                                       Asset
                                                       Charge        Units          Unit Value        Amount
                                                      -------     ----------        ----------      ----------

     Delaware Group Decatur Fund, Inc. -
        Decatur Income Fund Institutional Class         0.95%         68,865         3.200994        220,436
                                                        0.90%         24,175         3.204456         77,468
                                                        0.80%          1,554         3.211392          4,991
                                                        0.65%            169         3.202651            541
                                                        0.60%          6,112         3.215194         19,651

     Dreyfus Appreciation Fund, Inc.                    0.80%        524,887         1.080133        566,948
                                                        0.70%         49,721         1.080275         53,712
                                                        0.55%        136,346         1.080487        147,320
                                                        0.40%         27,993         1.080700         30,252
                                                        0.30%          4,977         1.080842          5,379

     Dreyfus Cash Management - Class A                  0.90%        192,356         1.268119        243,930

     Dreyfus Premier Midcap Stock -
        Class A                                         0.80%         10,469         1.133283         11,864
                                                        0.70%          5,430         1.133431          6,155
                                                        0.55%            914         1.133654          1,036

     Dreyfus S&P 500 Index Fund                         0.95%     24,343,259         1.544833     37,606,270
                                                        0.90%      6,127,205         1.546121      9,473,400
                                                        0.80%      6,707,476         1.548700     10,387,868
                                                        0.65%      5,191,876         1.545632      8,024,730
                                                        0.60%      1,251,281         1.550532      1,940,151
                                                        0.55%        153,801         1.549323        238,287

     The Dreyfus Socially Responsible
        Growth Fund, Inc.                               0.95%          7,611         2.550734         19,414

     Dreyfus Stock Index Fund                           0.95%         45,862         2.683847        123,087

     The Dreyfus Third Century Fund, Inc.               0.95%         42,486         4.554448        193,500
                                                        0.90%         31,247         4.559374        142,467
                                                        0.80%      5,543,237         4.569241     25,328,385
                                                        0.70%      1,526,223         4.579129      6,988,772
                                                        0.65%      2,794,245         4.586444     12,815,648
                                                        0.55%      1,265,956         4.557584      5,769,701
                                                        0.40%        737,042         4.558760      3,359,998
                                                        0.35%        276,300         4.581408      1,265,843
                                                        0.30%        144,811         4.575570        662,593

     Evergreen Income and Growth Fund - Class Y         0.95%        713,985         2.380651      1,699,749
                                                        0.90%        234,506         2.383227        558,881
                                                        0.80%        173,121         2.388387        413,480
                                                        0.65%        431,682         2.397384      1,034,908
                                                        0.60%          2,788         2.391215          6,667
                                                        0.55%         91,000         2.388169        217,323

     Federated Investment Series Fund, Inc. -
        Federated Bond Fund - Class F                   0.80%         55,483         1.018687         56,520
                                                        0.70%        219,340         1.018821        223,468
                                                        0.40%             12         1.019222             12


                                                        Asset
                                                        Charge        Units        Unit Value        Amount
                                                       -------      ---------      ----------    ------------

     Federated U.S. Government Securities Fund:
        2-5 Years - Institutional Shares                0.95%       2,986,605       1.300471      3,883,993
                                                        0.90%         748,333       1.301894        974,250
                                                        0.80%         583,720       1.304742        761,604
                                                        0.65%         344,294       1.301463        448,086
                                                        0.60%          71,515       1.306298         93,420
                                                        0.55%          62,224       1.304613         81,178

     Fidelity Advisor Growth Opportunities Fund -
        Class A                                         0.80%         182,532       1.089301        198,832
                                                        0.70%          11,123       1.089444         12,118
                                                        0.55%          87,134       1.089659         94,946

     Fidelity Advisor High Yield Fund - Class T         0.80%          12,701       1.064751         13,523
                                                        0.70%           5,110       1.064934          5,442

     Fidelity Asset ManagerTM                           0.95%       3,453,740       1.744805      6,026,103
                                                        0.90%         666,704       1.746693      1,164,527
                                                        0.80%         479,562       1.750474        839,461
                                                        0.65%         758,282       1.745707      1,323,738
                                                        0.60%          53,124       1.752545         93,102
                                                        0.55%          28,644       1.750311         50,136

     Fidelity Capital & Income Fund                     0.95%          86,372       4.829318        417,118
                                                        0.90%          26,735       4.834602        129,253
                                                        0.80%          62,633       4.845178        303,468
                                                        0.65%          85,411       4.863557        415,401

     Fidelity Contrafund                                0.95%      67,920,295       3.269491    222,064,793
                                                        0.90%      15,599,501       3.273028     51,057,604
                                                        0.80%      15,008,219       3.280112     49,228,639
                                                        0.65%      16,051,389       3.292464     52,848,620
                                                        0.60%         979,826       3.283991      3,217,740
                                                        0.55%         557,635       3.279805      1,828,934

     Fidelity Equity-Income Fund                        0.95%      17,905,060       7.691828    137,722,642
                                                        0.90%       6,047,814       7.700147     46,569,057
                                                        0.80%       4,932,169       7.716814     38,060,631
                                                        0.65%      11,315,425       7.745874     87,647,856
                                                        0.60%         170,677       7.725951      1,318,642
                                                        0.55%          99,286       7.716109        766,102

     Fidelity Growth & Income Portfolio                 0.95%           1,124       3.280585          3,687
                                                        0.65%       6,458,278       3.303630     21,335,761

     Fidelity Magellan(R)Fund                           0.95%      49,762,526       3.175365    158,014,183
                                                        0.90%      12,014,518       3.178799     38,191,738
                                                        0.80%       8,905,129       3.185678     28,368,874
                                                        0.65%      26,173,266       3.197672     83,693,520
                                                        0.60%         683,273       3.189445      2,179,262
                                                        0.55%         308,121       3.185381        981,483

     Fidelity VIP - Asset Manager Portfolio             0.95%          28,824       1.712317         49,356

     Fidelity VIP - Equity-Income Portfolio             0.95%         104,557       2.070586        216,494

     Fidelity VIP - Growth Portfolio                    0.95%          83,821       2.623533        219,907

                                                                     (Continued)





                                                        Asset
                                                        Charge        Units         Unit Value      Amount
                                                       -------      ---------       ----------   ------------
     Fidelity VIP - High Income Portfolio               0.95%          29,066         1.478924         42,986

     Fidelity VIP - Overseas Portfolio                  0.95%          95,628         1.425217        136,291

     The Growth Fund of America(R), Inc.                0.95%       2,635,898         4.415588     11,639,040
                                                        0.90%         614,458         4.420363      2,716,127
                                                        0.80%         516,513         4.429930      2,288,116
                                                        0.65%         397,583         4.417868      1,756,469
                                                        0.60%         162,774         4.435169        721,930
                                                        0.55%          28,933         4.429517        128,159

     The Income Fund of America(R), Inc.                0.95%       4,569,474         2.835318     12,955,912
                                                        0.90%       1,108,491         2.838385      3,146,324
                                                        0.80%         945,389         2.844529      2,689,186
                                                        0.65%         403,926         2.836785      1,145,851
                                                        0.60%         153,954         2.847897        438,445
                                                        0.55%          49,186         2.844269        139,898

     INVESCO Dynamics Fund, Inc.                        0.80%          32,721         1.172431         38,363
                                                        0.70%             505         1.172584            592
                                                        0.55%          14,593         1.172815         17,115
                                                        0.40%             818         1.173045            960

     INVESCO Industrial Income Fund, Inc                0.95%       7,930,211         2.376817     18,848,660
                                                        0.90%       1,694,071         2.379388      4,030,852
                                                        0.80%       1,333,146         2.384538      3,178,937
                                                        0.65%         660,119         2.378046      1,569,793
                                                        0.60%          90,551         2.387360        216,178
                                                        0.55%         158,514         2.384319        377,948

     INVESCO Total Return Fund                          0.80%          53,415         1.023668         54,679
                                                        0.70%          72,756         1.023803         74,488
                                                        0.55%           2,474         1.024005          2,533
                                                        0.40%              44         1.024207             45

     Janus Fund                                         0.95%      28,922,213         2.681244     77,547,510
                                                        0.90%       6,455,407         2.684144     17,327,242
                                                        0.80%       8,036,789         2.689953     21,618,585
                                                        0.65%       4,344,666         2.682628     11,655,123
                                                        0.60%         627,794         2.693134      1,690,733
                                                        0.30%         597,789         2.693678      1,610,251

     Janus Worldwide Fund                               0.95%         931,009         1.241260      1,155,624

     MAS Funds - Fixed Income Portfolio                 0.95%       2,982,430         1.413926      4,216,935
                                                        0.90%         320,011         1.415456        452,961
                                                        0.80%         552,980         1.418521        784,414
                                                        0.65%         283,874         1.414658        401,585
                                                        0.60%         118,670         1.420201        168,535
                                                        0.55%          15,856         1.418390         22,490

     Massachusetts Investors Growth Stock
        Fund - Class A                                  0.95%         164,187        22.143725      3,635,712
                                                        0.90%          32,426        22.167667        718,809
                                                        0.80%           9,777        22.215628        217,202
                                                        0.65%         262,889        22.299259      5,862,230
                                                        0.55%           1,109        22.213562         24,635

                                                        Asset
                                                        Charge        Units         Unit Value      Amount
                                                       -------      ---------       ----------   ------------

     MFS(R)Growth Opportunities Fund - Class A          0.95%          419,655       11.531693      4,839,333
                                                        0.90%          286,467       11.544167      3,307,023
                                                        0.80%          187,053       11.569155      2,164,045
                                                        0.65%        2,162,443       11.612729     25,111,865
                                                        0.55%           16,642       11.568078        192,516
                                                        0.40%            4,519       11.542612         52,161

     MFS(R)High Income Fund - Class A                   0.95%          146,644        6.172749        905,197
                                                        0.90%           18,550        6.179502        114,630
                                                        0.80%           28,739        6.193021        177,981
                                                        0.65%          664,163        6.216512      4,128,777
                                                        0.55%            2,329        6.192408         14,422

     Morgan Stanley Institutional Fund -
        Equity Growth Portfolio - Class B               0.80%           71,375        1.106680         78,989
                                                        0.70%            5,955        1.106825          6,591
                                                        0.55%            7,861        1.107043          8,702
                                                        0.30%            3,268        1.107406          3,619

     NAAT - The Aggressive Portfolio                    0.70%        2,046,802        1.152311      2,358,552
                                                        0.60%          310,655        1.154520        358,657
                                                        0.45%          211,944        1.150582        243,859
                                                        0.25%           68,325        1.150978         78,641
                                                        0.20%           11,063        1.155315         12,781
                                                        0.15%           14,581        1.155248         16,845

     NAAT - The Conservative Portfolio                  0.70%          289,939        1.110341        321,931
                                                        0.60%           66,069        1.112468         73,500
                                                        0.45%           80,765        1.108677         89,542
                                                        0.25%           83,356        1.109060         92,447
                                                        0.20%           14,242        1.113236         15,855
                                                        0.15%            1,089        1.113172          1,212

     NAAT - The Moderate Portfolio                      0.70%        1,328,203        1.145999      1,522,119
                                                        0.60%          106,065        1.148195        121,783
                                                        0.45%           80,286        1.144281         91,870
                                                        0.25%           21,387        1.144675         24,481
                                                        0.20%               43        1.148987             49
                                                        0.15%            8,670        1.148920          9,961

     NAAT - The Moderately Aggressive Portfolio         0.70%          806,901        1.143522        922,709
                                                        0.60%          259,760        1.145713        297,610
                                                        0.45%          155,701        1.141807        177,780
                                                        0.25%           43,931        1.142200         50,178
                                                        0.20%           94,205        1.146503        108,006
                                                        0.15%           17,344        1.146437         19,884

     NAAT - The Moderately Conservative Portfolio       0.70%          473,517        1.131933        535,990
                                                        0.60%           50,620        1.134101         57,408
                                                        0.45%          230,674        1.130236        260,716
                                                        0.25%            6,709        1.130626          7,585
                                                        0.20%            7,860        1.134884          8,920
                                                        0.15%            4,278        1.134818          4,855

     Nationwide(R)Bond Fund - Class D                   0.95%           74,419        2.325952        173,095
                                                        0.65%           43,138        2.342442        101,048

                                                                     (Continued)

                                                        Asset
                                                        Charge      Units         Unit Value        Amount
                                                       -------    ---------       ----------     ------------

     Nationwide(R)Fund - Class D                        0.95%       266,191         26.722904      7,113,397
                                                        0.90%        15,513         26.751797        415,001
                                                        0.80%     3,035,298         26.809677     81,375,359
                                                        0.70%       803,944         26.867683     21,600,113
                                                        0.65%     1,339,459         26.910596     36,045,640
                                                        0.55%       940,065         26.741341     25,138,599
                                                        0.40%       487,464         26.748259     13,038,813
                                                        0.35%       104,750         26.881104      2,815,796
                                                        0.30%        53,286         26.846869      1,430,562

     Nationwide(R)Growth Fund - Class D                 0.95%       945,925          4.725203      4,469,688
                                                        0.90%       245,637          4.730314      1,161,940
                                                        0.80%       308,068          4.740553      1,460,413
                                                        0.65%     1,367,643          4.758406      6,507,801
                                                        0.60%         1,583          4.746163          7,513
                                                        0.55%        31,485          4.740115        149,243

     Nationwide(R)Money Market Fund                     0.95%       239,031          3.126448        747,318
                                                        0.80%     8,324,157          3.136716     26,110,516
                                                        0.70%     3,318,283          3.143571     10,431,258
                                                        0.65%     4,349,555          3.148614     13,695,070
                                                        0.55%     3,511,177          3.136406     11,012,477
                                                        0.40%     2,298,866          3.130815      7,197,324
                                                        0.35%       175,079          3.142446        550,176
                                                        0.30%       294,839          3.138391        925,320

     Nationwide(R)S&P 500 Index Fund - Class Y          0.80%       299,188          1.093550        327,177
                                                        0.70%        22,552          1.093694         24,665
                                                        0.55%       112,981          1.093909        123,591
                                                        0.40%       116,258          1.094125        127,201

     Nationwide SAT - Government Bond Fund              0.95%        10,280          1.890916         19,439

     Nationwide SAT - Money Market Fund                 0.95%        55,619          1.369307         76,159

     Nationwide SAT - Small Company Fund                0.80%     1,644,689          1.022482      1,681,665
                                                        0.70%       877,300          1.023450        897,873
                                                        0.55%       528,402          1.007001        532,101
                                                        0.40%       384,544          1.007261        387,336
                                                        0.35%        18,482          1.024134         18,928
                                                        0.30%        19,929          1.025150         20,430

     Nationwide SAT - Total Return Fund                 0.95%        41,809          3.530330        147,600

     Neuberger & Berman AMT - Growth Portfolio          0.95%        13,331          2.625747         35,004

     Neuberger & Berman AMT -
        Limited Maturity Bond Portfolio                 0.95%         9,009          1.235624         11,132

     Neuberger & Berman AMT - Partners Portfolio        0.95%        28,300          2.249692         63,666

     Neuberger & Berman Equity Funds -
        Guardian Fund                                   0.65%       923,269          1.628931      1,503,941

     Neuberger & Berman Equity Funds -
        Manhattan Fund                                  0.95%        71,086          3.628224        257,916



                                                           Asset
                                                           Charge        Units        Unit Value       Amount
                                                          -------      ---------      ----------     ----------

     Neuberger & Berman Equity Trust -
        Partners Trust                                     0.80%          40,394       1.041831         42,084
                                                           0.70%           4,567       1.041968          4,759

     NIF III - Prestige Balanced Fund - Class Y            0.70%          48,644       1.061002         51,611
                                                           0.45%           3,404       1.061351          3,613

     NIF III - Prestige International Fund - Class Y       0.70%          16,097       1.092070         17,579
                                                           0.45%           1,317       1.092427          1,439

     NIF III - Prestige Large Cap Growth Fund - Class Y    0.70%          52,478       1.139564         59,802
                                                           0.60%           2,573       1.139713          2,932
                                                           0.45%           1,307       1.139937          1,490

     NIF III - Prestige Large Cap Value Fund - Class Y     0.70%           7,620       1.049429          7,997
                                                           0.45%           2,293       1.049773          2,407

     NIF III - Prestige Small Cap Fund - Class Y           0.70%          31,273       1.090386         34,100
                                                           0.60%           4,696       1.090529          5,121
                                                           0.45%             946       1.090743          1,032

     Oppenheimer Global Fund - Class A                     0.80%          78,391       1.106449         86,736
                                                           0.70%           5,875       1.106594          6,501
                                                           0.55%          11,480       1.106811         12,706
                                                           0.40%          29,079       1.107029         32,191
                                                           0.30%           1,060       1.107174          1,174

     Putnam Investors Fund - Class A                       0.95%         571,765      24.311753     13,900,609
                                                           0.90%          99,114      24.338044      2,412,241
                                                           0.80%          75,040      24.390710      1,830,279
                                                           0.65%       2,271,192      24.482535     55,604,538
                                                           0.60%           4,084      24.419553         99,729
                                                           0.55%          10,786      24.388433        263,054

     Putnam Voyager Fund - Class A                         0.95%      25,813,706       4.715165    121,715,883
                                                           0.90%       5,838,788       4.720266     27,560,632
                                                           0.80%       5,319,237       4.730485     25,162,571
                                                           0.65%       6,536,365       4.748304     31,036,648
                                                           0.60%         454,607       4.736081      2,153,056
                                                           0.30%         246,793       4.737037      1,169,068

     SEI Index Funds - S&P 500 Index Portfolio             0.95%         259,012       4.964488      1,285,862
                                                           0.90%          76,739       4.969856        381,382
                                                           0.65%       8,122,338       4.999357     40,606,467

     Seligman Growth Fund, Inc - Class A.                  0.95%          87,555      16.801408      1,471,047
                                                           0.90%           3,139      16.819578         52,797
                                                           0.80%          16,244      16.855977        273,808
                                                           0.65%         108,084      16.919446      1,828,721
                                                           0.55%           1,971      16.854407         33,220

     T. Rowe Price International Funds, Inc. -
        International Stock Fund(R)                        0.95%       7,543,129       2.120702     15,996,729
                                                           0.90%       1,638,194       2.122997      3,477,881
                                                           0.80%       1,798,986       2.127594      3,827,512
                                                           0.65%       5,964,541       2.135609     12,737,927
                                                           0.60%         126,263       2.130112        268,954
                                                           0.55%          85,069       2.127397        180,976

                                                                     (Continued)

                                                Asset
                                               Charge       Units      Unit Value          Amount
                                              -------     ---------    ----------        ----------

     Templeton Foreign Fund - Class I........   0.80%    21,282,916      1.771651       37,705,897
                                                0.70%     4,957,272      1.775488        8,801,577
                                                0.65%     1,352,884      1.778328        2,405,871
                                                0.55%     5,105,892      1.767129        9,022,770
                                                0.40%     2,148,011      1.767586        3,796,794
                                                0.35%       365,896      1.776379          649,970
                                                0.30%       232,860      1.774115          413,120

     Warburg Pincus Emerging Growth Fund.....   0.80%        26,076      1.058940           27,613
                                                0.70%         7,510      1.059122            7,954
                                                0.55%            30      1.059395               32
                                                0.40%        21,363      1.059668           22,638
                                                         ==========      ========   ---------------
       Total Contract Owners' Equity.........                                       $ 2,871,012,180
                                                                                      =============

(5)  VARIABLE ACCOUNT FEES

     The following is a summary of the variable account fees for the period May 1, 1998 to December 31, 1998.

     Percentage                       TOTAL        AIMCon        ACIncGro        ACTCGro     ACTCIntDis       ACTCSel
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------

        0.95%..................  $    7,397,939             -              -        432,181             -            677
        0.90%..................       1,552,242             -              -        114,722             -              -
        0.80%..................       1,761,689             -             32        131,500            60              -
        0.70%..................         703,354             -             11         34,413            17          9,993
        0.65%..................       2,195,122        30,654              -        213,832             -          2,631
        0.60%..................          53,652             -              -          4,134             -              -
        0.55%..................          50,669             -              1              -             2              -
        0.45%..................             483             -              -              -             -              -
        0.40%..................          14,043             -             17              -            12              -
        0.35%..................           7,735             -              -              -             -              -
        0.30%..................          13,468             -              -          2,747             -              -
        0.25%..................              77             -              -              -             -              -
        0.20%..................              87             -              -              -             -              -
        0.15%..................              23             -              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $   13,750,583        30,654             61        933,529            91         13,301
                                 ============== =============  ============= ============== =============  =============

     Percentage                     ACTCUltra      ACVPBal       ACVPCapAp      BdFdAm
     ----------                  -------------  -------------  ------------- -------------

        0.95%..................  $   1,320,410             69            453        58,311
        0.90%..................        286,339              -              -         9,993
        0.80%..................        276,726              -              -        11,977
        0.70%..................        116,837              -              -         1,707
        0.65%..................        330,443              -              -        13,820
        0.60%..................          9,136              -              -           671
        0.55%..................              -              -              -           520
        0.45%..................              -              -              -             -
        0.40%..................              -              -              -             -
        0.35%..................              -              -              -             -
        0.30%..................          3,397              -              -             -
        0.25%..................              -              -              -             -
        0.20%..................              -              -              -             -
        0.15%..................              -              -              -             -
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $   2,343,288             69            453        96,999
                                 =============  =============  ============= =============


     PERCENTAGE                      DNYVenFd      DeDecInc        DryApp        DryCsMgt     DryPreMCap      Dry500ix
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------
        0.95%..................  $            -         1,314              -              -             -        179,576
        0.90%..................           2,375           469              -          1,506             -         38,105
        0.80%..................               -            50            272              -             9         51,283
        0.70%..................               -             -             21              -             2         21,700
        0.65%..................               -             -              -              -             -          6,578
        0.60%..................               -            57              -              -             -          4,926
        0.55%..................               -             -             69              -             -            575
        0.45%..................               -             -              -              -             -              -
        0.40%..................               -             -              1              -             -              -
        0.35%..................               -             -              -              -             -              -
        0.30%..................               -             -              -              -             -              -
        0.25%..................               -             -              -              -             -              -
        0.20%..................               -             -              -              -             -              -
        0.15%..................               -             -              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $        2,375         1,890            363          1,506            11        302,743
                                 ============== =============  ============= ============== =============  =============

     PERCENTAGE                      DrySRGro      DryStkIx       Dry3dCen      EvincGro
     ----------                  -------------  -------------  ------------- -------------
        0.95%..................  $          93            592        111,972        11,907
        0.90%..................              -              -         21,342         3,133
        0.80%..................              -              -         47,056         2,594
        0.70%..................              -              -         16,538           243
        0.65%..................              -              -         48,047         4,276
        0.60%..................              -              -              -            19
        0.55%..................              -              -          3,941           580
        0.45%..................              -              -              -             -
        0.40%..................              -              -          1,626             -
        0.35%..................              -              -          1,929             -
        0.30%..................              -              -            888             -
        0.25%..................              -              -              -             -
        0.20%..................              -              -              -             -
        0.15%..................              -              -              -             -
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $          93            592        253,339        22,752
                                 =============  =============  ============= =============

                                                                     (Continued)

     Percentage                      FedBdFd      FedUSGvt       FAGrOppA        FAHiYld      FidAsMgr       FidCapinc
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------
        0.95%..................  $            -        17,408              -              -        33,264          2,833
        0.90%..................               -         4,641              -              -         6,092            785
        0.80%..................              20         2,879             74              2         4,729          1,739
        0.70%..................             122         1,114              5              -         4,353            357
        0.65%..................               -           392              -              -         1,096          1,466
        0.60%..................               -           412              -              -           295              -
        0.55%..................               -           214             47              -           125              -
        0.45%..................               -             -              -              -             -              -
        0.40%..................               -             -              -              -             -              -
        0.35%..................               -             -              -              -             -              -
        0.30%..................               -             -              -              -             -              -
        0.25%..................               -             -              -              -             -              -
        0.20%..................               -             -              -              -             -              -
        0.15%..................               -             -              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $          142        27,060            126              2        49,954          7,180
                                 ============== =============  ============= ============== =============  =============

     Percentage                     FidContr      FidEqinc       FidGrinc       FidMgIn
     ----------                  -------------  -------------  ------------- -------------
        0.95%..................  $   1,215,102        856,817              6       874,985
        0.90%..................        221,520        239,879              -       168,196
        0.80%..................        227,243        212,892              -       135,532
        0.70%..................         96,924         97,436              -        63,336
        0.65%..................         97,319        279,471         78,970       245,645
        0.60%..................          8,114          3,696              -         5,539
        0.55%..................          4,367          2,399              -         2,346
        0.45%..................              -              -              -             -
        0.40%..................              -              -              -             -
        0.35%..................              -              -              -             -
        0.30%..................              -              -              -             -
        0.25%..................              -              -              -             -
        0.20%..................              -              -              -             -
        0.15%..................              -              -              -             -
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $   1,870,589      1,692,590         78,976     1,495,579
                                 =============  =============  ============= =============


     Percentage                      FidViPAM      FidVIPEi       FidVIPGr       FidVIPHi      FidVIPOv        GroFdAM
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------
        0.95%..................  $          280         1,254          1,128            310           946         63,953
        0.90%..................               -             -              -              -             -         11,386
        0.80%..................               -             -              -              -             -         11,665
        0.70%..................               -             -              -              -             -          5,185
        0.65%..................               -             -              -              -             -          1,401
        0.60%..................               -             -              -              -             -          1,848
        0.55%..................               -             -              -              -             -            322
        0.45%..................               -             -              -              -             -              -
        0.40%..................               -             -              -              -             -              -
        0.35%..................               -             -              -              -             -              -
        0.30%..................               -             -              -              -             -              -
        0.25%..................               -             -              -              -             -              -
        0.20%..................               -             -              -              -             -              -
        0.15%..................               -             -              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $          280         1,254          1,128            310           946         95,760
                                 ============== =============  ============= ============== =============  =============

     Percentage                       IncFdAm      InvDynam       InvIndInc     InvTotRet
     ----------                  -------------  -------------  ------------- -------------
        0.95%..................  $      81,679              -        113,019             -
        0.90%..................         14,390              -         20,467             -
        0.80%..................         15,273              7         16,842            11
        0.70%..................          4,072              -          4,991            36
        0.65%..................            965              -          1,319             -
        0.60%..................          1,269              -            649             -
        0.55%..................            365              2            955             1
        0.45%..................              -              -              -             -
        0.40%..................              -              1              -             -
        0.35%..................              -              -              -             -
        0.30%..................              -              -              -             -
        0.25%..................              -              -              -             -
        0.20%..................              -              -              -             -
        0.15%..................              -              -              -             -
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $     118,013             10        158,242            48
                                 =============  =============  ============= =============

     Percentage                       JanFund     JanWrldwde       MASFIP        MFSGrStk      MFSGrOpp       MFSHiInc
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------
        0.95%..................  $      377,229         4,975         17,870         18,036        28,401          4,223
        0.90%..................          68,428             -          1,542          3,589        17,313            557
        0.80%..................          79,708             -          4,126          1,182        10,274          1,002
        0.70%..................          31,973             -          1,381             33         3,685             48
        0.65%..................           8,909             -            343         22,223        95,579         19,837
        0.60%..................           3,836             -            576              -             -              -
        0.55%..................               -             -             59             59           463             40
        0.45%..................               -             -              -              -             -              -
        0.40%..................               -             -              -              -             -              -
        0.35%..................               -             -              -              -             -              -
        0.30%..................           1,985             -              -              -             -              -
        0.25%..................               -             -              -              -             -              -
        0.20%..................               -             -              -              -             -              -
        0.15%..................               -             -              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $      572,068         4,975         25,897         45,122       155,715         25,707
                                 ============== =============  ============= ============== =============  =============

     Percentage                      MSIEqGroB     NAATAggr       NAATCons       NAATMod
     ----------                  -------------  -------------  ------------- -------------
        0.95%..................  $           -          8,867            833         2,979
        0.90%..................              -          1,276            213           342
        0.80%..................             42            739            414           234
        0.70%..................              2          2,119            293         1,382
        0.65%..................              -              -              -             -
        0.60%..................              -            265             60            92
        0.55%..................              1              -              -             -
        0.45%..................              -            129             53            51
        0.40%..................              -              -              -             -
        0.35%..................              -              -              -             -
        0.30%..................              -              -              -             -
        0.25%..................              -             24             29             7
        0.20%..................              -              7              5             6
        0.15%..................              -              7              -             5
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $          45         13,433          1,900         5,098
                                 =============  =============  ============= =============


     Percentage                     NAATModAgg    NAATModCon       NWBdFd         NWFund        NWGroFd        NWMyMkt
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------
        0.95%..................  $        3,177           236            431        349,136        27,559        118,861
        0.90%..................             781           995              -         63,997         5,191         34,229
        0.80%..................             732           235              -        161,432         7,591        103,080
        0.70%..................             978           508              -         53,812         6,532         29,650
        0.65%..................               -           476            443        134,883        20,835         58,448
        0.60%..................             225            40              -              -            21          1,191
        0.55%..................               -             -              -         17,645           395          7,030
        0.45%..................             100           146              -              -             -              -
        0.40%..................               -             -              -          6,628             -          3,457
        0.35%..................               -             -              -          4,393             -            233
        0.30%..................               -             -              -          2,013             -            134
        0.25%..................              15             2              -              -             -              -
        0.20%..................              67             2              -              -             -              -
        0.15%..................               9             2              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $        6,084         2,642            874        793,939        68,124        356,313
                                 ============== =============  ============= ============== =============  =============

     Percentage                      NWIndxFdY     NSATGvtBd      NSATMyMkt     NSATSmCo
     ----------                  -------------  -------------  ------------- -------------
        0.95%..................  $           -            114            319         5,534
        0.90%..................              -              -              -         2,023
        0.80%..................            167              -              -         3,523
        0.70%..................              6              -              -         1,623
        0.65%..................              -              -              -             -
        0.60%..................              -              -              -             6
        0.55%..................             37              -              -           331
        0.45%..................              -              -              -             -
        0.40%..................             62              -              -           209
        0.35%..................              -              -              -             7
        0.30%..................              -              -              -            20
        0.25%..................              -              -              -             -
        0.20%..................              -              -              -             -
        0.15%..................              -              -              -             -
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $         272            114            319        13,276
                                 =============  =============  ============= =============

                                                                     (Continued)

     Percentage                     NSATTotRe     NBAMTGro       NBAMTLMat      NBAMTPart      NBGuard       NBManhFd
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------
        0.95%..................  $          898           179             65            325             -          1,138
        0.90%..................               -             -              -              -             -              -
        0.80%..................               -             -              -              -             -              -
        0.70%..................               -             -              -              -             -              -
        0.65%..................               -             -              -              -         6,774              -
        0.60%..................               -             -              -              -             -              -
        0.55%..................               -             -              -              -             -              -
        0.45%..................               -             -              -              -             -              -
        0.40%..................               -             -              -              -             -              -
        0.35%..................               -             -              -              -             -              -
        0.30%..................               -             -              -              -             -              -
        0.25%..................               -             -              -              -             -              -
        0.20%..................               -             -              -              -             -              -
        0.15%..................               -             -              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $          898           179             65            325         6,774          1,138
                                 ============== =============  ============= ============== =============  =============

     Percentage                      NBPartTr       PrBalY         PrintY      PrLGCapGrY
     ----------                  -------------  -------------  ------------- -------------
        0.95%..................  $           -              -              -             -
        0.90%..................              -              -              -             -
        0.80%..................              3              -              -             -
        0.70%..................              1             24             11            30
        0.65%..................              -              -              -             -
        0.60%..................              -              -              -             1
        0.55%..................              -              -              -             -
        0.45%..................              -              1              1             1
        0.40%..................              -              -              -             -
        0.35%..................              -              -              -             -
        0.30%..................              -              -              -             -
        0.25%..................              -              -              -             -
        0.20%..................              -              -              -             -
        0.15%..................              -              -              -             -
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $           4             25             12            32
                                 =============  =============  ============= =============


     Percentage                     PrLgCpValY     PrSmCapY        OppGlob       PutInvFd      PutVoyFd       SEI500Ix
     ----------                  -------------- -------------  ------------- -------------- -------------  -------------
        0.95%..................  $            -             -              -         71,426       654,777          5,234
        0.90%..................               -             -              -         12,267       116,397          1,874
        0.80%..................               -             -             22          8,788       122,595              -
        0.70%..................               5            15              -            959        59,040              -
        0.65%..................               -             -              -        203,814        57,277        144,042
        0.60%..................               -             2              -            316         5,547              -
        0.55%..................               -             -              6            631             -              -
        0.45%..................               1             -              -              -             -              -
        0.40%..................               -             -              9              -             -              -
        0.35%..................               -             -              -              -             -              -
        0.30%..................               -             -              -              -         1,610              -
        0.25%..................               -             -              -              -             -              -
        0.20%..................               -             -              -              -             -              -
        0.15%..................               -             -              -              -             -              -
                                 -------------- -------------  ------------- -------------- -------------  -------------
Total variable account fees....  $            6            17             37        298,201     1,017,243        151,150
                                 ============== =============  ============= ============== =============  =============

     Percentage                      SelGroFd      TRIntStk       TemForFd       WPEmGro
     ----------                  -------------  -------------  ------------- -------------
        0.95%..................  $       8,281         91,497        214,800             -
        0.90%..................            305         18,134         37,449             -
        0.80%..................          1,280         19,355         84,679            19
        0.70%..................             96          6,512         23,222             1
        0.65%..................          7,160         44,998         10,756             -
        0.60%..................              -            709              -             -
        0.55%..................             81            431          6,629             -
        0.45%..................              -              -              -             -
        0.40%..................              -              -          2,012             9
        0.35%..................              -              -          1,173             -
        0.30%..................              -              -            674             -
        0.25%..................              -              -              -             -
        0.20%..................              -              -              -             -
        0.15%..................              -              -              -             -
                                 -------------  -------------  ------------- -------------
Total variable account fees....  $      17,203        181,636        381,394            29
                                 =============  =============  ============= =============

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS                                                             Page
              (a) Financial Statements:
                  (1) Financial statements included in Prospectus. (Part A):
                      Condensed Financial Information.                                                       13
                  (2) Financial statements included in Part B:
                      Those financial statements required by Item 23 to be
                      included in Part B have been incorporated therein by
                      reference
                      to the Prospectus (Part A).                                                            82
              Nationwide DC Variable Account:
                      Independent Auditors' Report.                                                          82
                      Statement of Assets, Liabilities and Contract
                      Owners' Equity as of December 31, 1998                                                 83
                      Statements of Operations and Changes in
                      Contract Owners' Equity for the years ended
                      December 31, 1998 and 1997.                                                            87
                      Notes to Financial Statements.                                                         109
              Nationwide Life Insurance Company and subsidiaries:
                      Independent Auditors' Report.                                                          126
                      Consolidated Balance Sheets as of December
                      31, 1998 and 1997.                                                                     127
                      Consolidated Statements of Income for the
                      years ended December 31, 1998, 1997 and
                      1996.                                                                                  128
                      Consolidated Statements of Shareholder's                                               129
                      Equity for the years ended December 31, 1998, 1997 and
                      1996.
                      Consolidated Statements of Cash Flows for                                              130
                      the years ended December 31, 1998, 1997
                      and 1996.
                      Notes to Consolidated Financial Statements.                                            131


                                   158 of 191

Item 24.      (b) Exhibits

                       (1)   Resolution of the Depositor's Board of
                             Directors authorizing the establishment of
                             the Registrant - Filed previously with  Registration  Statement (File No. 2-
                             51911) and is hereby incorporated by reference.
                       (2)   Not Applicable
                       (3)   Underwriting or Distribution of contracts
                             between the Registrant and Principal
                             Underwriter - Filed previously with  Registration  Statement (File No. 2-51911)
                             and is hereby incorporated by reference.
                       (4)   The form of the variable annuity contract - Filed previously with Registration
                             Statement (File No. 2-51911) and is hereby incorporated by reference.
                       (5)   Variable  Annuity Application - Filed  previously with Registration Statement
                             (File No. 2-51911) and is hereby incorporated by reference.
                       (6)   Articles of Incorporation of Depositor - Filed previously with Registration
                             Statement (File No. 2-51911) and is hereby incorporated by reference.
                       (7)   Not Applicable
                       (8)   Not Applicable
                       (9)   Opinion of Counsel - Filed previously with  Registration  Statement (File No. 2-
                             51911) and is hereby incorporated by reference.
                      (10)   Not Applicable
                      (11)   Not Applicable
                      (12)   Not Applicable
                      (13)   Not Applicable


                                   159 of 191

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer-
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA  30339

                          Ralph M. Paige, Executive Director                     Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618


                                   160 of 191

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          1733A Westwood Avenue
                          Alliance, OH  44601

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          Phillip C. Gath                                Senior Vice President -
                          One Nationwide Plaza                                Chief Actuary
                          Columbus, OH  43215

                          Richard D. Headley                           Senior Vice President - Chief
                          One Nationwide Plaza                            Information Technology
                          Columbus, OH  43215

                          Donna A. James                                 Senior Vice President -
                          One Nationwide Plaza                               Human Resources
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Douglas C. Robinette                            Senior Vice President-
                          One Nationwide Plaza                             Marketing and Product
                          Columbus, OH  43215                                   Management

                          Susan A. Wolken                              Senior Vice President - Life
                          One Nationwide Plaza                              Company Operations
                          Columbus, OH  43215

                          Bruce C. Barnes                               Vice President - Technology
                          One Nationwide Plaza                             Strategy and Planning
                          Columbus, OH  43215


                                   161 of 191

                          NAME AND PRINCIPAL                               POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Dennis W. Click                               Vice President - Secretary
                          One Nationwide Plaza
                          Columbus,  OH 43215

                          David A. Diamond                              Vice President - Enterprise
                          One Nationwide Plaza                                  Controller
                          Columbus, OH  43215

                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                           Investment Life Actuarial
                          Columbus, OH  43215

                          R. Dennis Noice                                Vice President - Systems
                          One Nationwide Plaza
                          Columbus, OH  43215

                          Joseph P. Rath
                          One Nationwide Plaza                      Vice President - Office of Product
                          Columbus, OH  43215                              and Market Compliance

                          Mark R. Thresher                        Vice President - Finance and Treasurer
                          One Nationwide Plaza
                          Columbus, OH  43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
         *    Subsidiaries for which separate financial statements are filed
         ** Subsidiaries included in the respective consolidated financial statements
         *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
         **** other subsidiaries


                                   162 of 191

                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                                          COUNTRY OF         CHART UNLESS
                                                         ORGANIZATION          OTHERWISE
                                                                              INDICATED)
             The 401(k) Companies, Inc.              Texas                                   Holding Company

             The 401(k) Company                      Texas                                   Third-party administrator for
                                                                                             401(k) plans
             401(k) Investment Advisors, Inc.        Texas                                   Investment Advisor registered
                                                                                             with the SEC
             401(k) Investments Services, Inc.       Texas                                   NASD registered Broker-Dealer
             Affiliate Agency, Inc.                  Delaware                                Life Insurance Agency
             Affiliate Agency of Ohio, Inc.          Ohio                                    Life Insurance Agency
             AID Finance Services, Inc.              Iowa                                    Holding Company
             ALLIED General Agency Company           Iowa                                    Managing General Agent and
                                                                                             Surplus Lines Broker (P&C)
             ALLIED Group, Inc.                      Iowa                                    Holding Company
                                                     Iowa                                    Direct Marketer (P&C)
             ALLIED Group Insurance Marketing
               Company
             ALLIED Group Merchant Banking           Iowa
               Corporation                                                                   Broker-Dealer
             ALLIED Group Mortgage Company           Iowa                                    Mortgage Lender
             ALLIED Life Brokerage Agency, Inc.      Iowa                                    Insurance Broker
             ALLIED Life Financial Corporation       Iowa                                    Holding Company
             ALLIED Life Insurance Company           Iowa                                    Insurance Company
             ALLIED Property and Casualty Insurance  Iowa                                    Underwrites General P&C
               Company                                                                       Insurance
             Allnations, Inc.                        Ohio                                    Promotes international
                                                                                             cooperative insurance
                                                                                             organizations
             AMCO Insurance Company                  Iowa                                    Underwrites General P&C
                                                                                             Insurance
             American Marine Underwriters, Inc.      Florida                                 Underwriting Manager
             Auto Direkt Insurance Company           Germany                                 Insurance Company
             CalFarm Insurance Company               California                              Stock Corporation
             Caliber Funding Corporation             Delaware                                Stock Corporation
             Colonial County Mutual Insurance        Texas                                   Insurance Company
               Company
             Colonial Insurance Company of           Wisconsin                               Insurance Company
               Wisconsin
             Columbus Insurance Brokerage and        Germany                                 Insurance Broker
               Service GmbH
             Cooperative Service Company             Nebraska                                Insurance Agency

                                   163 of 191

                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                                          COUNTRY OF         CHART UNLESS
                                                         ORGANIZATION          OTHERWISE
                                                                              INDICATED)

             Depositors Insurance Company            Iowa                                    Underwrites P&C insurance
             *Employers Life Insurance Company of    Wisconsin                               Life Insurance Company
                Wausau
             Excaliber Funding Corporation           Delaware                                Limited purpose corporation
             F&B, Inc.                               Iowa                                    Insurance Agency
             Farmland Mutual Insurance Company       Iowa                                    Mutual Insurance Company
             Financial Horizons Distributors         Alabama                                 Insurance Agency
             Agency of  Alabama, Inc.
             Financial Horizons Distributors         Ohio                                    Insurance Agency
             Agency of  Ohio, Inc.
             Financial Horizons Distributors         Oklahoma                                Insurance Agency
             Agency of  Oklahoma, Inc.
             Financial Horizons Distributors         Texas                                   Insurance Agency
             Agency of  Texas, Inc.
             *Financial Horizons Investment Trust    Massachusetts                           Investment Company
             Financial Horizons Securities           Oklahoma                                Broker-Dealer
             Corporation
             GatesMcDonald Health Plus, Inc.         Ohio                                    Managed Care Organization
             Gates, McDonald & Company               Ohio                                    Cost Control
             Gates, McDonald & Company of Nevada     Nevada                                  Self-insurance administration,
                                                                                             claims examinations and data
                                                                                             processing services
             Gates, McDonald & Company of New        New York                                Workers' compensation claims
             York, Inc.                                                                      administration
             MedPro Solutions, Inc.                  Massachusetts                           Third-party administration
                                                                                             services for workers'
                                                                                             compensation, automobile injury
                                                                                             and disability claims
             Insurance Intermediaries, Inc.          Ohio                                    Insurance Broker and Insurance
                                                                                             Agency
             Irvin L. Schwartz and Associates, Inc.  Ohio                                    Insurance Agency
             Landmark Financial Services of New      New York                                Life Insurance Agency
               York, Inc.


                                   164 of 191

                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                                          COUNTRY OF         CHART UNLESS
                                                         ORGANIZATION          OTHERWISE
                                                                              INDICATED)

             Leben Direkt Insurance Company          Germany                                 Life Insurance Company
             Lone Star General Agency, Inc.          Texas                                   Insurance Agency
             Midwest Printing Services, Inc.         Iowa                                    General Printing Services
             Morley & Associates                     Oregon                                  Insurance Broker
             Morley Capital Management, Inc.         Oregon                                  Investment Adviser and stable
                                                                                             value money management
             Morley Financial Services, Inc.         Oregon                                  Holding Company
             Morley Research Associates, Ltd.        Delaware                                Credit research consulting
             **MRM Investments, Inc.                 Ohio                                    Owns and operates a
                                                                                             recreational ski facility
             **National Casualty Company             Wisconsin                               Insurance Company
             National Casualty Company of America,   Great Britain                           Insurance Company
             Ltd.
             National Deferred Compensation, Inc.    Ohio                                    Administers deferred
                                                                                             compensation plans for public
                                                                                             employees
             **National Premium and Benefit          Delaware                                Insurance Administrative
              Administration Company                                                         Services
             Nationwide Advisory Services, Inc.      Ohio                                    Investment Management and
                                                                                             Administrative Services
             **Nationwide Agency, Inc.               Ohio                                    Insurance Agency
             Nationwide Agribusiness Insurance       Iowa                                    Insurance Company
              Company
             Nationwide Asset Allocation Trust       Massachusetts                           Investment Company
             Nationwide Cash Management Company      Ohio                                    Investment Securities Agent
             Nationwide Community Urban              Ohio                                    Special purpose real estate
               Redevelopment Corporation                                                     corporation
             Nationwide Corporation                  Ohio                                    Holding Company
             Nationwide Financial Institution        Delaware                                Insurance Agency
               Distributors Agency, Inc.
             Nationwide Financial Services           Bermuda                                 Life Insurance Company
             (Bermuda)  Ltd.
             Nationwide Financial Services Capital   Delaware                                Statutory Business Trust
             Trust


                                   165 of 191

                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                                          COUNTRY OF         CHART UNLESS
                                                         ORGANIZATION          OTHERWISE
                                                                              INDICATED)

             Nationwide Financial Services Capital   Delaware                                Statutory Business Trust
             Trust II
             Nationwide Financial Services, Inc.     Delaware                                Holding Company
             Nationwide General Insurance Company    Ohio                                    Insurance Company
             Nationwide Global Holdings, Inc.        Ohio                                    Holding Company for
                                                                                             International Operations
             Nationwide Health Plans, Inc.           Ohio                                    Health Maintenance Organization
             *Nationwide Indemnity Company           Ohio                                    Reinsurance Company
             Nationwide Insurance Company of         California                              Underwriter
               America
             Nationwide Insurance Company of         Ohio                                    Insurance Company
             Florida
             Nationwide Insurance Enterprise         Ohio                                    Membership Non-Profit
               Foundation                                                                    Corporation
             Nationwide Services Company, LCC        Ohio                                    Shared services functions
             Nationwide Insurance Golf Charities,    Ohio                                    Membership Non-Profit
             Inc.                                                                            Corporation
             Nationwide International Underwriters   California                              Underwriting Manager
             Nationwide Investing Foundation         Michigan                                Provide investors with
                                                                                             continuous source of investment
             *Nationwide Investing Foundation II     Massachusetts                           Common Law Trust
             Nationwide Investment Services          Oklahoma                                Registered Broker-Dealer in
               Corporation                                                                   deferred compensation market
             Nationwide Investors Services, Inc.     Ohio                                    Stock Transfer Agent
             **Nationwide Life and Annuity           Ohio                                    Life Insurance Company
             Insurance Company
             **Nationwide Life Insurance Company     Ohio                                    Life Insurance Company
             Nationwide Lloyds                       Texas                                   Property Insurance


                                   166 of 191

                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                                          COUNTRY OF         CHART UNLESS
                                                         ORGANIZATION          OTHERWISE
                                                                              INDICATED)

             Nationwide Management Systems, Inc.     Ohio                                    Preferred provider
                                                                                             organization, products and
                                                                                             related services
             Nationwide Mutual Fire Insurance        Ohio                                    Mutual Insurance Company
               Company
             Nationwide Mutual Funds                 Ohio                                    Investment Company
             Nationwide Mutual Insurance Company     Ohio                                    Mutual Insurance Company
             Nationwide Properties, Ltd.             Ohio                                    Develop, own and operate real
                                                                                             estate and real estate
                                                                                             investments
             Nationwide Property and Casualty        Ohio                                    Insurance Company
               Insurance Company
             Nationwide Realty Investors, Inc.       Ohio                                    Develop, own and operate real
                                                                                             estate and real estate
                                                                                             investments
             Nationwide Retirement Solutions, Inc.   Delaware                                Market and administer deferred
                                                                                             compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Alabama                                 Market and administer deferred
             of Alabama                                                                      compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Arizona                                 Market and administer deferred
             of Arizona                                                                      compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Arkansas                                Market and administer deferred
             of Arkansas                                                                     compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Montana                                 Market and administer deferred
             of Montana                                                                      compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Nevada                                  Market and administer deferred
             of Nevada                                                                       compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   New Mexico                              Market and administer deferred
             of New Mexico                                                                   compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Ohio                                    Market variable annuity
             of Ohio                                                                         contracts to members of the
                                                                                             National Education Association
                                                                                             in the state of Ohio
             Nationwide Retirement Solutions, Inc.   Oklahoma                                Market variable annuity
             of Oklahoma                                                                     contracts to members of the
                                                                                             National Education Association
                                                                                             in the state of Oklahoma


                                   167 of 191

                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                                          COUNTRY OF         CHART UNLESS
                                                         ORGANIZATION          OTHERWISE
                                                                              INDICATED)
             Nationwide Retirement Solutions, Inc.   South Dakota                            Market and administer deferred
             of South Dakota                                                                 compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Texas                                   Market and administer deferred
             of Texas                                                                        compensation plans for public
                                                                                             employees
             Nationwide Retirement Solutions, Inc.   Wyoming                                 Market variable annuity
             of Wyoming                                                                      contracts to members of the
                                                                                             National Education Association
                                                                                             in the state of Wyoming
             Nationwide Retirement Solutions         Massachusetts                           Market and administer deferred
               Insurance Agency Inc.                                                         compensation plans for public
                                                                                             employees
             *Nationwide Separate Account Trust      Massachusetts                           Investment Company
             Nationwide Trust Company, FSB           United States of                        Federal Savings Bank
                                                     America
             Neckura Holding Company                 Germany                                 Administrative services for
                                                                                             Neckura Insurance Group
             Neckura Insurance Company               Germany                                 Insurance Company
             Neckura Life Insurance Company          Germany                                 Life Insurance Company
                                                                                             Workers' compensation
             Nevada Independent Companies-           Nevada                                  administrative services
               Construction
             Nevada Independent Companies-Health     Nevada                                  Workers' compensation
             and Nonprofit                                                                   administrative services
                                                     Nevada                                  Workers' compensation
             Nevada Independent Companies-                                                   administrative services
               Hospitality and Entertainment
                                                     Nevada                                  Workers' compensation
             Nevada Independent Companies-                                                   administrative services
               Manufacturing
             NFS Distributors, Inc.                  Delaware                                Holding Company
             NWE, Inc.                               Ohio                                    Special Investments
             PanEuroLife                             Luxembourg                              Life Insurance
             Pension Associates, Inc.                Wisconsin                               Pension plan administration
             Portland Investment Services, Inc.      Oregon                                  NASD Registered Broker-Dealer
             Premier Agency, Inc.                    Iowa                                    Insurance Agency
             Riverview Agency, Inc.                  Texas                                   Stock Corporation
             Scottsdale Indemnity Company            Ohio                                    Insurance Company
             Scottsdale Insurance Company            Ohio                                    Insurance Company



                                   168 of 191

                                                                             NO. VOTING
                                                                             SECURITIES
                            COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                                          COUNTRY OF         CHART UNLESS
                                                         ORGANIZATION          OTHERWISE
                                                                              INDICATED)
             Scottsdale Surplus Lines Insurance      Arizona                                 Excess and Surplus Lines
               Company                                                                       Insurance Company
             SVM Sales GmbH, Neckura                 Germany                                 Sales support for Neckura
               Insurance Group                                                               Insurance Group
             Union Bond and Trust Company            Oregon                                  Oregon state bank with trust
                                                                                             powers
             Villanova Capital, Inc.                 Delaware                                Holding Company
             Villanova Mutual Fund Capital Trust     Delaware                                Business Trust
             Villanova SA Capital Trust              Delaware                                Business Trust
             **Wausau Preferred Health Insurance     Wisconsin                               Insurance and Reinsurance
             Company                                                                         Company
             Western Heritage Insurance Company      Arizona                                 Excess and Surplus Lines
                                                                                             Insurance Company



                                   169 of 191

                                                                         NO. VOTING
                                                                         SECURITIES
                            COMPANY                  STATE              (SEE ATTACHED          PRINCIPAL BUSINESS
                                                  COUNTRY OF            CHART UNLESS
                                                  ORGANIZATION           OTHERWISE
                                                                         INDICATED)
     *  MFS Variable Account                          Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  NACo Variable Account                         Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide DC Variable Account                Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
        Nationwide DCVA II                            Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Separate Account No. 1                        Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide Multi-Flex Variable                Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
        Account                                                      Account
     *  Nationwide VA Separate Account-A              Ohio           Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                     Separate Account
     *  Nationwide VA Separate Account-B              Ohio           Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                     Separate Account
     *  Nationwide VA Separate Account-C              Ohio           Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                     Separate Account
        Nationwide VA Separate Account-Q              Ohio           Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                     Separate Account
     *  Nationwide Variable Account                   Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide Variable Account-II                Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide Variable Account-3                 Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide Variable Account-4                 Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide Variable Account-5                 Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide Fidelity Advisor                   Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
        Variable Account                                             Account
     *  Nationwide Variable Account-6                 Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
        Nationwide Variable Account-8                 Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
     *  Nationwide Variable Account-9                 Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
                                                                     Account
        Nationwide Variable                           Ohio           Nationwide Life Separate       Issuer of Annuity Contracts
        Account -10                                                  Account

                                   170 of 191

                                                                         NO. VOTING
                                                                         SECURITIES
                            COMPANY                  STATE              (SEE ATTACHED          PRINCIPAL BUSINESS
                                                  COUNTRY OF            CHART UNLESS
                                                  ORGANIZATION           OTHERWISE
                                                                         INDICATED)
     *  Nationwide VL Separate                        Ohio           Nationwide Life and Annuity    Issuer of Life Insurance
        Account-A                                                    Separate Account               Policies
        Nationwide VL Separate                        Ohio           Nationwide Life and Annuity    Issuer of Life Insurance
        Account-B                                                    Separate Account               Policies
     *  Nationwide VL Separate                        Ohio           Nationwide Life and Annuity    Issuer of Life Insurance
        Account-C                                                    Separate Account               Policies
        Nationwide VL Separate Account-D              Ohio           Nationwide Life and Annuity    Issuer of Life Insurance
                                                                     Separate Account               Policies
     *  Nationwide VLI Separate Account               Ohio           Nationwide Life Separate       Issuer of Life Insurance
                                                                     Account                        Policies
     *  Nationwide VLI Separate Account-2             Ohio           Nationwide Life Separate       Issuer of Life Insurance
                                                                     Account                        Policies
     *  Nationwide VLI Separate Account-3             Ohio           Nationwide Life Separate       Issuer of Life Insurance
                                                                     Account                        Policies
        Nationwide VLI Separate Account-4             Ohio           Nationwide Life Separate       Issuer of Life Insurance
                                                                     Account                        Policies
     *  Nationwide VLI Separate Account-5             Ohio           Nationwide Life Separate       Issuer of Life Insurance
                                                                     Account                        Policies


                                   171 of 191

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |                                   |
---------------------------           ---------------------------       ----------------------------
|      ALLIED LIFE        |           |         ALLIED          |       |       AID FINANCE        |
|       FINANCIAL         |           |       GROUP, INC.       |       |      SERVICES, INC.      |
|      CORPORATION        |           |          (AGI)          |       |      (AID FINANCE)       |
|        (ALFC)           |           |                         |       |                          |
|Common Stock: 850        |           |Common Stock: 850 Shares |       |Common Stock: 10,000      |
|------------  Shares     |           |------------             |       |------------  Shares      |
|                         |---|       |                         |---|   |                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|Casualty-                |   |       |Casualty-                |   |   |Casualty-                 |
|100%         $47,286,429 |   |       |100%       $1,049,237,226|   |   |100%          $19,545,634 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |                 |
---------------------------   |       ---------------------------   |   ----------------------------
|    ALLIED GROUP         |   |       |           AMCO          |   |   |          ALLIED          |
|  MERCHANT BANKING       |   |       |    INSURANCE COMPANY    |   |   |      GROUP INSURANCE     |
|    CORPORATION          |   |       |          (AMCO)         |   |   |     MARKETING COMPANY    |
|Common Stock: 10,000     |   |       |Common Stock: 155,991    |   |   |Common Stock: 20,000      |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |---|   |                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|                         |   |  |    |                         |   |   |Aid Finance-              |
|AFLC-100%     $100,000   |   |  |    |AGI-100%      $95,925,450|   |   |100%          $16,059,469 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|      ALLIED LIFE        |   |  |    |          WESTERN        |   |   |         DEPOSITORS       |
|       BROKERAGE         |   |  |    |    HERITAGE INSURANCE   |   |   |     INSURANCE COMPANY    |
|      AGENCY, INC.       |   |  |    |         COMPANY         |   |   |       (DEPOSITORS)       |
|Common Stock: 500,000    |   |  |    |Common Stock: 4,776,076  |   |   |Common Stock: 199,991     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|AFLC-100%     $442,695   |   |  |    |AMCO-100%     $11,686,037|   |   |AGI-100%      $15,251,842 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|     ALLIED LIFE         |   |  |    |          ALLIED         |   |   |      ALLIED PROPERTY     |
|      INSURANCE          |   |  |    |      GENERAL AGENCY     |   |   |        AND CASUALTY      |
|       COMPANY           |   |  |    |         COMPANY         |   |   |     INSURANCE COMPANY    |
|Common Stock: 250,000    |   |  |    |Common Stock: 5,000      |   |   |Common Stock: 156,822     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AFLC-100%     $41,732,343|           |AMCO-100%     $135,342   |   |   |AGI-100%      $33,018,634 |
---------------------------           ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |          ALLIED          |
                                      |          AGENCY,        |   |   |      GROUP MORTGAGE      |
                                      |            INC.         |   |   |         COMPANY          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 9,500       |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|---|                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |AGI-100%      $213,976    |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                                                    |   ----------------------------
                                                                    |   |          MIDWEST         |
                                                                    |   |    PRINTING SERVICES     |
                                                                    |   |            LTD.          |
                                                                    |   |Common Stock: 10,000      |
                                                                    |   |------------  Shares      |
                                                                    |---|                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |AFLC-100%    $610,000    |
                                                                        ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
  ------------------------------------------                            ------------------------------------------
  |                                        |                            |                                        |
  |           NATIONWIDE MUTUAL            |                            |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |============================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                            |               (FIRE)                   |
  |                                        |                            |                                        |
  ------------------------------------------                            ------------------------------------------
  |  ||               |                                                                               |
  |  ||               |--------------------------------------------------------------------|          |--------------------------
--|  ||                                                                                    |
     ||                                          |--------------------------------------------------------------|----------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |                              |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |                              |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |      NATIONWIDE LLOYDS       |        |   |                              |            |                              |
     ||  |                              |        |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
     ||==|                              |        |---|------------     Shares       |         |--|------------     Shares       |
     ||  |       A TEXAS LLOYDS         |        |   |                              |         |  |                              |
     ||  |                              |        |   |                 Cost         |         |  |                 Cost         |
     ||  |                              |        |   |                 ----         |         |  |                 ----         |
     ||  |                              |        |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $87,943,140  |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||                                          |                                            |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
     ||  |      INSURANCE COMPANY       |        |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
     ||  |Guaranty Fund                 |        |   |       INSURANCE COMPANY      |         |  |                              |
     ||  |------------                  |        |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
     ||==|Certificate                   |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |-----------      Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |Neckura-         ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $6,000,000   |         |  |100%             DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |        F & B, INC.           |   |    |   |      COLONIAL INSURANCE      |         |  |         NECKURA LIFE         |
         |                              |   |    |   |     COMPANY OF WISCONSIN     |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |          (COLONIAL)          |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:   4,000         |
         |                 Cost         |   |    |   |------------     Shares       |         |  |------------    Shares        |
         |                 ----         |   |    |   |                 Cost         |         |  |                Cost          |
         |Farmland                      |   |    |   |                 ----         |         |  |                ----          |
         |Mutual-100%      $10          |   |    |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%    DM 15,825,681 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |    COOPERATIVE SERVICE       |   |    |   |         SCOTTSDALE           |         |  |        NECKURA GENERAL       |
         |          COMPANY             |   |    |   |      INSURANCE COMPANY       |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |            (SIC)             |         |  |                              |
         |------------                  |   |    |   |Common Stock:    30,136       |         |  |Common Stock:    1,500        |
         |                 Cost         |----    |---|------------     Shares       | ----    |--|------------     Shares       |
         |                 ----         |        |   |                 Cost         |    |    |  |                 Cost         |
         |Farmland         $3,506,173   |        |   |                 ----         |    |    |  |                 ----         |
         |Mutual-100%                   |        |   |Casualty-100%    $150,000,000 |    |    |  |Neckura-100%     DM 1,656,925 |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         | NATIONWIDE AGRIBUSINESS      |        |   |          SCOTTSDALE          |    |    |  |       COLUMBUS INSURANCE     |
         |    INSURANCE COMPANY         |        |   |        SURPLUS LINES         |    |    |  |      BROKERAGE AND SERVICE   |
         |Common Stock:    1,000,000    |        |   |       INSURANCE COMPANY      |    |    |  |              GmbH            |
         |------------     Shares       |        |   | Common Stock:    10,000      |    |    |  |Common Stock:    1 Share      |
         |                              |--------|   | ------------     Shares      | ---|    |--|------------                  |
         |                    Cost      |        |   |                              |    |    |  |                              |
         |Casualty-99.9%      ----      |        |   |                   Cost       |    |    |  |                 Cost         |
         |Other Capital:   $26,714,335  |        |   |                   ----       |    |    |  |                 ----         |
         |-------------                 |        |   | SIC-100%          $6,000,000 |    |    |  |Neckura-100%     DM 51,639    |
         |Casualty-Ptd.    $   713,576  |        |   |                              |    |    |  |                              |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         |    NATIONAL CASUALTY         |        |   |      NATIONAL PREMIUM &      |    |    |  |          LEBEN DIREKT        |
         |          COMPANY             |        |   |    BENEFIT ADMINISTRATION    |    |    |  |        INSURANCE COMPANY     |
         |           (NC)               |        |   |           COMPANY            |    |    |  |                              |
         |Common Stock:    100 Shares   |        |   |Common Stock:    10,000       |    |    |  |Common Stock:    4,000 Shares |
         |------------                  |--------|   |------------     Shares       |----|    |--|------------                  |
         |                 Cost         |            |                 Cost         |         |  |                 Cost         |
         |                 ----         |            |                 ----         |         |  |                 ----         |
         |Casualty-100%    $67,442,439  |            |Scottsdale-100%  $10,000      |         |  |Neckura-100%     DM 4,000,000 |
         --------------------------------            --------------------------------         |  --------------------------------
                       |                                                                      |
         --------------------------------            --------------------------------         |  --------------------------------
         |    NCC OF AMERICA, LTD.      |            |         SVM SALES            |         |  |          AUTO DIREKT         |
         |        (INACTIVE)            |            |            GmbH              |         |  |       INSURANCE COMPANY      |
         |                              |            |                              |         |  |                              |
         |                              |            |Common Stock:    50 Shares    |         |  |Common Stock:    1500 Shares  |
         |                              |            |------------                  |------------|------------                  |
         |                              |            |                 Cost         |            |                 Cost         |
         |NC-100%                       |            |                 ----         |            |                 ----         |
         |                              |            |Neckura-100%     DM 50,000    |            |Neckura-100%     DM 1,643,149 |
         |                              |            |                              |            |                              |
         |                              |            |                              |            |                              |
         --------------------------------            --------------------------------            --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
-----------------------------------------------------------------------|
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------|-----------------------       |
  |                                          |                                           |                      |       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |       |        |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |       |        |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |       |        |                                |
  |     |                              |     |    |        CORPORATION           |       |        |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |       |        |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |       |        |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |       |        |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |       |        |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |       |        |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |       |        |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |       |        |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |       |        |         ALLNATIONS, INC.       |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |       |        |Common Stock:    10,330 Shares  |
  |     |                              |     |    |                              |       |        |-------------    Cost           |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |       |--------|                 ----           |
  |     |------------     Shares       |     |    |------------     Shares       |       |        |Casualty-18.6%   $88,320        |
  |     |                 Cost         |     |    |                 Cost         |       |        |Fire-18.6%       $88,463        |
  |     |                 ----         |     |    |                 ----         |       |        |Preferred Stock  1466 Shares    |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |       |        |---------------  Cost           |
  |     |                              |     |    |                              |       |        |                 ----           |
  |     |                              |     |    |                              |       |        |Casualty-6.8%    $100,000       |
  |     |                              |     |    |                              |       |        |Fire-6.8%        $100,000       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |       |        |      PENSION ASSOCIATES        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |       |        |        OF WAUSAU, INC.         |
  |     |                              |     |    |Common Stock:    100 Shares   |       |        |Common Stock:    1,000 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |       |--------|-------------                   |
  |     |------------     Shares       |     |    |                 Cost         |       |        |                 Cost           |
  |     |                 Cost         |     |    |                 ----         |       |        |                 ----           |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |       |        |                                |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |       |        |Casualty-100%    $2,839,392     |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                   ||                     |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |    NATIONWIDE INSURANCE      |       |        |       AMERCIAN MARINE          |
  |     |      INSURANCE COMPANY       |     |    |     COMPANY OF FLORIDA       |       |        |      UNDERWRITERS, INC.        |
  |     |                              |     |    |Common Stock:    10,000       |       |        |Common Stock:    20 Shares      |
  |     |Surplus Debentures            |     |    |-------------    Shares       |       |        |-------------                   |
  |     |------------------            |     |----|                              |       |--------|                 Cost           |
  |     |                 Cost         |     |    |                 Cost         |                |                 ----           |
  |     |                 ----         |     |    |                 ----         |                |                                |
  |     |Colonial         $500,000     |     |    |Casualty-100%    $300,000,000 |                |Casualty-100%    $5,020         |
  |     |Lone Star         150,000     |     |    |                              |                |                                |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |    WAUSAU INTERNATIONAL      |
  |     |      INSURANCE COMPANY       |     |    |        UNDERWRITERS          |
  |     |Common Stock     12,000       |     |    |                              |
  |     |------------     Shares       |     |    |Common Stock:    1,000 Shares |
  |-----|                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $10,000      |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |         NATIONWIDE           |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |          ARENA LLC           |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  |.....|Liability Company             |     |....|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          --------------------------------


Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Line
Limited Liability Company -- Dotted Line

December 31, 1998

                                                                                                                         (Left Side)

                             |----------------------------------|-----------------------------------|-------------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
               ----------------|------------      -----------------------------      ---------------||------------
                               |                                                                    ||
-----------------------------  |  -----------------------------      -----------------------------  ||  ----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |--||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      INVESTORS, LTD.      |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    |..|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------      ----------------------------
                               |                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |        NATIONWIDE         |
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||  |         INVESTING         |
|                           |  |  |        FOUNDATION II      |  ||  |       FOUNDATION III      |
| Units:                    |..|  |                           |  ||  |                           |
| ------                    |     |                           |==||==|                           |
|                           |     |                           |  ||  |                           |
|                           |     |                           |  ||  |                           |      ----------------------
| NW Life -97.6%            |     |                           |  ||  |                           |      |  MORLEY RESEARCH   |
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||  |    OHIO BUSINESS TRUST    |      |  ASSOCIATES, LTD.  |
-----------------------------     -----------------------------  ||  -----------------------------      |                    |
                                                                 ||                                     |Common Stock: 1,000 |
                                  -----------------------------  ||  -----------------------------      |------------- Shares|------
                                  |         NATIONWIDE        |  ||  |         NATIONWIDE        |      |              Cost  |
                                  |      SEPARATE ACCOUNT     |  ||  |  ASSET ALLOCATION TRUST   |      |              ----  |
                                  |            TRUST          |  ||  |                           |      |Morley-100%   $1,000|
                                  |                           |  ||  |                           |      ----------------------
                                  |                           |==||==|                           |
                                  |                           |      |                           |
                                  |                           |      |                           |
                                  |                           |      |        MASSACHUSETTS      |
                                  |      COMMON LAW TRUST     |      |       BUSINESS TRUST      |
                                  -----------------------------      -----------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares      Cost         |
                                                  |             ------      ----          |
                                                  |Casualty     12,992,922   $751,352,485 |
                                                  |Fire            649,510     24,007,936 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------------|-------------------------------|-------------------|--------------------------------|-----------------------------
                 |                               |                   |                                |
    -------------|---------------  --------------|--------------     |                 ---------------|-------------
    |     MORLEY FINANCIAL      |  | THE 401(k) COMPANIES, INC.|     |                 |   NATIONWIDE RETIREMENT   |
    |  SERVICES, INC. (MORLEY)  |  |        (401(k))           |     |                 |      SOLUTIONS, INC.      |
    |Common Stock:  82,343      |  |Common Stock:   Control:   |     |                 |Common Stock: 236,494      |
|---|-------------  Shares      |  |-------------   -------    |--|  |                 |------------- Shares       |
|   |                           |  |Class A         Other-100% |  |  |                 |                           |
|   |NFS-100%                   |  |Class B         NFS  -100% |  |  |                 |NRS-100%                   |
|   -----------------------------  -----------------------------  |  |                 ---------------|-------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |         MORLEY &          |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |     ASSOCIATES, INC.      |  |      SERVICES, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF NEW |
|   |                           |  |                           |  |  | |        ALABAMA            |  |  |         MEXICO          |
|   |Common Stock: 3,500        |  | Common Stock: 1,000,000   |  |  | | Common Stock: 10,000      |  |  | Common Stock: 1,000     |
|---|------------- Shares       |  | ------------- Shares      |--|  | | ------------- Shares      |--|--| ------------- Shares    |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $1,000       |  |401(k)-100%    $7,800      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |       MORLEY CAPITAL      |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT   |
|   |         MANAGEMENT        |  |      ADVISORS, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF     |
|   |                           |  |                           |  |  | |         ARIZONA           |  |  |       SO. DAKOTA        |
|   |Common Stock: 500          |  |Common Stock: 1,000        |  |  | |Common Stock: 1,000        |  |  |Common Stock: 1,000      |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $5,000       |  |401(k)-100%    $1,000      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |        UNION BOND         |  |     401(k) ICOMPANY       |  |  | |  NATIONWIDE RETIREMENT    |  |  |  NATIONWIDE RETIREMENT  |
|   |      & TRUST COMPANY      |  |                           |  |  | |   SOLUTIONS, INC. OF      |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |  |  | |         ARKANSAS          |  |  |         WYOMING         |
|   |Common Stock: 2,000        |  |Common Stock: 855,000      |  |  | |Common Stock: 50,000       |  |  |Common Stock: 500        |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |              Cost       |
|   |              ----         |  |              ----         |     | |              ----         |  |  |              ----       |
|   |Morley-100%   $50,000      |  |401(k)-100%   $1,000       |     | |NRS-100%      $500         |  |  |NRS-100%      $500       |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |    PORTLAND INVESTMENT    |  |     NATIONWIDE TRUST      |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      SERVICES, INC.       |  |       COMPANY, FSB        |     | |  SOLUTIONS, INS. AGENCY,  |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |            INC.           |  |  |           OHIO          |
|   |Common Stock: 1,000        |  |Common Stock: 2,800,000    |     | |Common Stock: 1,000        |  |  |                         |
|---|------------- Shares       |  |------------- Shares       |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |                         |
|   |              ----         |  |              ----         |     | |              ----         |  |  |                         |
|   |Morley-100%   $25,000      |  |NFS-100%      $3,500,000   |     | |NRS -100%     $1,000       |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | ----------------------------   |  ---------------------------
|   |     EXCALIBER FUNDING     |  |   NATIONWIDE FINANCIAL    |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |       CORPORATION         |  | SERVICES CAPITAL TRUST II |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |         MONTANA           |  |  |        OKLAHOMA         |
|   |Common Stock: 1,000        |  |                           |     | |Common Stock: 500          |  |  |                         |
|---|------------- Shares       |  |                           |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |                           |     | |              Cost         |  |  |                         |
|   |              ----         |  |                           |     | |              ----         |  |  |                         |
|   |Morley-100%   $1,000       |  |NFS-100%                   |     | |NRS-100%      $500         |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |     CALIBER FUNDING       |  |   NFS DISTRIBUTORS INC.   |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      CORPORATION          |  |                           |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |          NEVADA           |  |  |        TEXAS            |
|   |                           |  |                           |     | | Common Stock: 1,000       |  |  |                         |
|---|                           |  |                           |-----| | ------------- Shares      |--|==|                         |
    |                           |  |                           |       |               Cost        |     |                         |
    |                           |  |                           |       |               ----        |     |                         |
    |Morley-100%                |  |NFS-100%                   |       | NRS-100%      $1,000      |     |                         |
    -----------------------------  -----------------------------       -----------------------------     ---------------------------


                                                                                                                            (Right)
------------------------------------------------|--------------------|---------------------------------------|
                                                |                    |                                       |
                                                |     ---------------|----------------         --------------|----------------
                                                |     | EMPLOYERS LIFE INSURANCE CO. |         |      GATES MCDONALD         |
                                                |     |       OF WAUSAU (ELIOW)      |         |     & COMPANY (GATES)       |
                                                |     |                              |         |                             |
                                                |     |Common Stock:    250,000      |         |Common Stock:    254         |
                                                |  |--|-------------    Shares       |      |--|-------------    Shares      |
                                                |  |  |                              |      |  |                             |
                                                |  |  |                 Cost         |      |  |                 Cost        |
                                                |  |  |                 ----         |      |  |                 ----        |
                                                |  |  |NW CORP. -100%   $126,509,480 |      |  |NW CORP. -100%   $25,683,532 |
                                                |  |  --------------------------------      |  -------------------------------
------------                                    |  |                                        |
           |  --------------------------------  |  |  --------------------------------      |  --------------------------------
           |  |       NATIONWIDE TRUST       |  |  |  |       WAUSAU PREFERRED       |      |  |          HEALTHCARE          |
           |  |           COMPANY            |  |  |  |      HEALTH INSURANCE CO.    |      |  |          FIRST, INC.         |
           |  |                              |  |  |  |                              |      |  |                              |
           |  |Common Stock:    2,800,000    |  |  |  |Common Stock:    200          |      |  |                              |
           |--|-------------    Shares       |  |  |--|-------------    Shares       |      |--|                              |
           |  |                              |  |     |                              |      |  |                              |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost         |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----         |
           |  |NFS-100%         $3,500,000   |  |     |ELIOW -100%      $57,413,193  |      |  |Gates-100%       $6,700,000   |
           |  --------------------------------  |     --------------------------------      |  --------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE FINANCIAL     |  |     |       NATIONWIDE GLOBAL      |      |  |  GATES MCDONALD & COMPANY  |
           |  |    SERVICES (BERMUDA) INC.   |  |     |      HOLDINGS, INC. (NGH)    |      |  |      OF NEW YORK, INC.      |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    250,000      |  |     |Common Stock:    1            |      |  |Common Stock:   3            |
           |--|-------------    Shares       |  |-----|-------------    Share        |      |--|-------------   Shares       |
           |  |                              |  |     |                              |      |  |                             |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost        |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----        |
           |  |NFS-100%         $3,500,000   |  |     |NW CORP.-100%    $7,000,000   |      |  |Gates-100%       $106,947    |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                    |                      |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE DEFERRED      |  |     |  NATIONWIDE GLOBAL HOLDINGS  |      |  |   GATES MCDONALD & COMPANY  |
           |  |      COMPENSATION, INC.      |  |     |     -HONG KONG, LIMITED      |      |  |         OF NEVADA           |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |Common Stock:    2            |      |  |Common Stock:    40          |
           |--|                              |  |     |-------------    Shares       |      |--|-------------    Shares      |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |                              |      |  |                 Cost        |
           |  |                              |  |     |                              |      |  |                 ----        |
           |  |NFS-100%                      |  |     |NGH-100%                      |      |  |Gates-100%       $93,750     |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |       IRVIN L. SCHWARTZ      |  |     |          NATIONWIDE          |      |  |      GATES McDONALD         |
           |  |      AND ASSOCIATES, INC.    |  |     |    HEALTH PLANS, INC. (NHP)  |      |  |     HEALTH PLUS, INC.       |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    Control      |  |     |Common Stock:    100          |      |  |Common Stock:    200         |
           |--|-------------    -------      |  |-----|-------------    Shares       |--|   |--|-------------    Shares      |
              |                              |  |     |                              |  |      |                             |
              |                              |  |     |                 Cost         |  |      |                 Cost        |
              |Class A          Other-100%   |  |     |                 ----         |  |      |                 ----        |
              |Class B          NFS  -100%   |  |     |NW CORP.-100%    $14,603,732  |  |      |Gates-100%       $2,000,000  |
              --------------------------------  |     --------------------------------  |      -------------------------------
                                                |                                       |
              --------------------------------  |     --------------------------------  |
              |     MRM INVESTMENTS, INC.    |  |     |    NATIONWIDE MANAGEMENT     |  |
              |                              |  |     |         SYSTEMS, INC.        |  |
              |                              |  |     |                              |  |
              |Common Stock:    1            |  |     |Common Stock:    100          |  |
              |-------------    Share        |--|     |-------------    Shares       |--|
              |                              |        |                              |  |
              |                 Cost         |        |                 Cost         |  |
              |                 ----         |        |                 ----         |  |
              |NW CORP.-100%    $7,000,000   |        |NHP Inc.-100%    $25,149      |  |
              --------------------------------        --------------------------------  |
                                                                                        |
                                                      --------------------------------  |
                                                      |          NATIONWIDE          |  |
                                                      |         AGENCY, INC.         |  |
                                                      |                              |  |
                                                      |Common Stock:    100          |  |
                                                      |------------     Shares       |--|
                                                      |                              |
                                                      |                 Cost         |
                                                      |                 ----         |
                                                      |NHP Inc.-99%     $116,077     |
                                                      --------------------------------

                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line



                                                                                                         December 31, 1998

                                                                                                                    Page 2

ITEM 27. NUMBER OF CONTRACT OWNERS

         The number of Contract Owners of Contracts as of January 31, 1999 was 3,880.

ITEM 28. INDEMNIFICATION

         Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.


Item 29. PRINCIPAL UNDERWRITER

              (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the Nationwide DC Variable Account and the NACo Variable Account.


                                   174 of 191

                 (b) NATIONWIDE INVESTMENT SERVICES CORPORATION

                             DIRECTORS AND OFFICERS

------------------------------------------------------ -----------------------------------------------------
NAME AND BUSINESS ADDRESS                              POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------------------------ -----------------------------------------------------
Joseph J. Gasper                                       Chairman of the Board
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Richard A. Karas                                       Director and Vice Chairman
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Dimon R. McFerson                                      Director, Chairman and Chief Executive Officer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Timothy E. Murphy                                      President
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Robert A. Oakley                                       Executive Vice President -
One Nationwide Plaza                                   Chief Financial Officer
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Robert J. Woodward, Jr.                                Executive Vice President -
One Nationwide Plaza                                   Chief Investment Officer
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Dennis W. Click                                        Vice President and Secretary
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Joseph P. Rath                                         Director and Vice President -Office of Product and
One Nationwide Plaza                                   Market Compliance
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Barbara J. Shane                                       Vice President - Compliance Officer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Mark R. Thresher                                       Vice President and Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Gary E. Berndt                                         Assistant Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Terry C. Smetzer                                       Assistant Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Phillip C. Gath                                        Director
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------
Susan A. Wolken                                        Director
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------ -----------------------------------------------------


                                   175 of 191

(c)      NAME OF  NET UNDERWRITING  COMPENSATION ON
         PRINCIPAL         DISCOUNTS AND             REDEMPTION OR              BROKERAGE
         UNDERWRITER       COMMISSIONS               ANNUITIZATION              COMMISSIONS      COMPENSATION
         Nationwide               N/A                       N/A                     N/A                N/A
         Investment
         Services
         Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         John Davis
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH 43215

ITEM 31. MANAGEMENT SERVICES

         Not Applicable

ITEM 32. UNDERTAKINGS

         The Registrant hereby undertakes to:

         (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Represent that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

         The Depositor hereby represents:

         (a) That the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.


                                   176 of 191

                                   Offered by
                        Nationwide Life Insurance Company







                        NATIONWIDE LIFE INSURANCE COMPANY







                    Group Flexible Fund Retirement Contracts







                                   PROSPECTUS






                                   May 3, 1999


                                   177 of 191

                        NATIONWIDE LIFE INSURANCE COMPANY
                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
                ISSUED THROUGH THE NATIONWIDE DC VARIABLE ACCOUNT
         (Supplement Dated May 3, 1999 to Prospectus Dated May 3, 1999)

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE KEPT FOR FUTURE REFERENCE. THIS SUPPLEMENT IS FOR USE ONLY WITH CONTRACTS ISSUED PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE ("TAX-SHELTERED ANNUITY CONTRACTS").

1. The section entitled "SUMMARY OF CONTRACT EXPENSES" in the prospectus is amended by including the following underlying mutual fund options available only for Tax-Sheltered Annuity Contracts.

                          SUMMARY OF CONTRACT EXPENSES

PARTICIPANT TRANSACTION EXPENSES
         Maximum Contingent Deferred Sales Charge.........................................................      5%
         (as a percentage of purchase payments)
ANNUAL CONTRACT MAINTENANCE CHARGE (1)....................................................................    $15
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
         Mortality and Expense Risk Fee...................................................................   0.50%
         Administration Charge............................................................................   0.45%
         Total Variable Account Annual Expenses...........................................................   0.95%

UNDERLYING MUTUAL FUND ANNUAL EXPENSES(2)
(as a percentage of underlying mutual fund average net assets)

                                                                 Management        Other         Total Underlying
                                                                    Fees          Expenses      Mutual Fund Expenses
American  Century Variable Portfolios, Inc. - American              0.97%           0.00%               0.97%
Century VP Balanced
American  Century Variable Portfolios, Inc. - American              1.00%           1.00%               1.00%
Century VP Capital Appreciation
Dreyfus Socially Responsible Growth Fund, Inc.                      0.75%           0.05%               0.80%
Dreyfus Stock Index Fund                                            0.25%           0.01%               0.26%
Fidelity VIP Equity Income Portfolio (4)                            0.49%           0.08%               0.57%
Fidelity VIP Growth Portfolio (4)                                   0.59%           0.07%               0.66%
Fidelity VIP High Income Portfolio (3)                              0.58%           0.12%               0.70%
Fidelity VIP Overseas Portfolio (4)                                 0.74%           0.15%               0.89%
Fidelity VIP II Asset Manager Portfolio (4)                         0.54%           0.09%               0.63%
Neuberger Berman AMT Growth Portfolio                               0.83%           0.09%               0.92%
Neuberger Berman AMT Limited Maturity Bond Portfolio                0.65%           0.11%               0.76%
Neuberger Berman AMT Partners Portfolio                             0.78%           0.06%               0.84%
NSAT Capital Appreciation Fund                                      0.60%           0.07%               0.67%
NSAT Government Bond Fund                                           0.50%           0.07%               0.57%
NSAT Money Market Fund                                              0.40%           0.06%               0.46%
NSAT Total Return Fund                                              0.59%           0.06%               0.65%

1 The Annual Contract Maintenance Charge will also be assessed on the date that amounts held with respect to a participant are fully withdrawn from the contract.
2 The underlying mutual fund expenses shown above are assessed at the underlying mutual fund level and are not direct charges against variable account assets or reductions from contract values. These underlying mutual fund expenses are taken into consideration in computing each underlying mutual fund's net asset value, which is the share price used to calculate the variable account's unit value. None of the above underlying mutual fund options are subject to 12b-1 fees.
3 The Fidelity VIP High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.
4 The investment advisers for the indicated underlying mutual funds have voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.49% and 0.08% for Fidelity VIP Equity Income Portfolio, 0.59% and 0.09% for Fidelity VIP Growth Portfolio, 0.74% and 0.17% for Fidelity VIP Overseas Portfolio, 0.54% and 0.10% for Fidelity VIP II Asset Manager Portfolio.



                                   178 of 191

                                                      EXAMPLE
The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                               contract at the end of the     contract at the end of the    at the end of the applicable
                                  applicable time period        applicable time period              time period
                              1 Yr.   3 Yrs. 5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
American Century Variable       70     112    157     281      20    62     107     231     20     62     107      231
Portfolios, Inc. - American
Century VP Balanced
American Century Variable       70     113    159     284      20    63     109     234     20     63     109      234
Portfolios, Inc. - American
Century VP Capital
Appreciation
Dreyfus Socially responsible    68     107    148     262      18    57     98      212     18     57      98      212
Growth Fund, Inc.
Dreyfux Stock Index Fund        63     90     118     201      13    40     68      151     13     40      68      151
Fidelity VIP Equity Income      66     100    135     236      16    50     85      186     16     50      85      186
Portfolio
Fidelity VIP Growth Portfolio   67     102    140     247      17    52     90      197     17     52      90      197
Fidelity VIP High Income        67     104    142     251      17    54     92      201     17     54      92      201
Portfolio
Fidelity VIP Overseas           69     110    153     272      19    60     103     222     19     60     103      222
Portfolio
Fidelity VIP II Asset           68     105    145     256      18    55     95      206     18     55      95      206
Manager Portfolio
Neuberger Berman AMT Growth     70     111    154     275      20    61     104     225     20     61     104      225
Portfolio
Neuberger Berman AMT Limited    68     106    146     258      18    56     96      208     18     56      96      208
Maturity Bond Portfolio
Neuberger Berman AMT            69     108    150     267      19    58     100     217     19     58     100      217
Partners Portfolio
NSAT - Capital Appreciation     67     103    141     248      17    53     91      198     17     53      91      198
Fund
NSAT Government Bond            66     100    135     236      16    50     85      186     16     50      85      186
Portfolio
NSAT- Money Market Fund         65     96     129     224      15    46     79      174     15     46      79      174
NSAT - Total Return Fund        67     102    140     245      17    52     90      195     17     52      90      195

The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

The purpose of the Summary of Contract Expenses and Example is to assist the participant in understanding the various costs and expenses that a participant will bear directly or indirectly when investing in the contract. The table reflects expenses of the variable account as well as the underlying mutual fund investment options. For a more detailed explanation of these expenses, see "Variable Account Charges and Other Deductions" in the prospectus. In addition to the expenses shown above, deductions for premium taxes may also be applicable, depending upon the jurisdiction in which the contract is sold (see "Premium Taxes" in the prospectus).


                                   179 of 191

2. The section entitled "CONDENSED FINANCIAL INFORMATION" in the prospectus is amended by adding the following information about the underlying mutual fund options available for Tax-Sheltered Annuity Contracts.

                         CONDENSED FINANCIAL INFORMATION
  Accumulation unit values (for an accumulation unit outstanding throughout the period)

                               ACCUMULATION           ACCUMULATION              NUMBER OF
                                UNIT VALUE             UNIT VALUE           ACCUMULATION UNITS
                               AT BEGINNING              AT END             OUTSTANDING AT THE
          FUND                  OF PERIOD               OF PERIOD           END OF THE PERIOD              YEAR
 American Century                1.509759               1.731354                      7,892                1998
 Variable Portfolios,            1.316124               1.509759                      4,531                1997
 Inc. - American                 1.184177               1.316124                      3,120                1996
 Century VP                      0.986992               1.184177                      1,504                1995
 Balanced                        1.000000               0.986992                          0                1994

 American Century                1.570313               1.521919                     48,936                1998
 Variable Portfolios             1.638699               1.570313                     50,033                1997
 Inc. - American                 1.729155               1.638699                     51,629                1996
 Century VP                      1.331537               1.729155                     50,891                1995
 Capital                         1.360119               1.331537                     38,898                1994
 Appreciation                    1.244720               1.360119                     33,128                1993
                                 1.273681               1.244720                     21,051                1992
                                 0.906306               1.273681                     10,348                1991
                                 1.000000               0.906306                      4,711                1990

 Dreyfus Stock                   2.113257               2.683847                     45,862                1998
 Index Fund                      1.604580               2.113257                     21,714                1997
                                 1.322035               1.604580                     16,988                1996
                                 0.975745               1.322035                      5,213                1995
                                 1.000000               0.975745                        782                1994

 Dreyfus Socially                1.990292               2.550734                      7,611                1998
 Responsible                     1.564429               1.990292                      4,478                1997
 Growth Fund                     1.302837               1.564429                          0                1996
                                 0.977428               1.302837                          0                1995
                                 1.000000               0.977428                          0                1994

 Fidelity VIP                    1.898743               2.623533                     83,821                1998
 Growth Portfolio                1.552351               1.898743                     70,171                1997
                                 1.366323               1.552351                     52,165                1996
                                 1.018963               1.366323                     29,541                1995
                                 1.000000               1.018963                      7,026                1994

 Fidelity VIP                    1.872610               2.070586                    104,557                1998
 Equity Income                   1.475687               1.872610                     90,224                1997
 Portfolio                       1.303642               1.475687                     62,324                1996
                                 0.974175               1.303642                     37,796                1995
                                 1.000000               0.974175                      5,699                1994


                                   180 of 191

                              ACCUMULATION            ACCUMULATION              NUMBER OF
                              UNIT VALUEAT             UNIT VALUE             ACCUM. UNITS
                                BEGINNING                AT END          OUTSTANDING AT THE END
          FUND                  OF PERIOD              OF PERIOD              OF THE PERIOD               YEAR
 Fidelity VIP                   1.560592                1.478924                    29,066                1998
 High Income                    1.338939                1.560592                    29,112                1997
 Portfolio                      1.185437                1.338939                    17,934                1996
                                0.992271                1.185437                    10,485                1995
                                1.000000                0.992271                     1,484                1994

 Fidelity VIP                   1.276107                1.425217                    95,628                1998
 Overseas Portfolio             1.154842                1.276107                   125,065                1997
                                1.029809                1.154842                    88,581                1996
                                0.947883                1.029809                    55,723                1995
                                1.000000                0.947883                    10,984                1994

 Fidelity VIP II                1.502515                1.712317                    28,824                1998
 Asset Manager                  1.257222                1.502515                    25,131                1997
 Portfolio                      1.107535                1.257222                    18,427                1996
                                0.955979                1.107535                    10,482                1995
                                1.000000                0.955979                     2,037                1994

 Neuberger                      2.294545                2.625747                    13,331                1998
 Berman AMT                     1.795607                2.294545                    12,306                1997
 Growth Portfolio               1.661013                1.795607                     9,399                1996
                                1.272940                1.661013                    24,304                1995
                                1.352530                1.272940                    17,238                1994
                                1.278609                1.352530                    12,520                1993
                                1.178398                1.278609                     8,757                1992
                                0.917001                1.178398                     4,358                1991
                                1.000000                0.917001                         0                1990

 Neuberger                      1.194950                1.235624                     9,009                1998
 Berman AMT                     1.130160                1.194950                     7,063                1997
 Limited Maturity               1.093904                1.130160                     5,977                1996
 Bond Portfolio                 0.995462                1.093904                     2,860                1995
                                1.000000                0.995462                       597                1994

 Neuberger                      2.179432                2.249692                    28,300                1998
 Berman AMT                     1.676351                2.179432                    13,504                1997
 Partners Portfolio             1.306186                1.676351                     8,811                1996
                                0.966223                1.306186                     5,923                1995
                                1.000000                0.966223                     3,237                1994



                                   181 of 191

                              ACCUMULATION            ACCUMULATION              NUMBER OF
                               UNIT VALUE              UNIT VALUE             ACCUM. UNITS
                              AT BEGINNING               AT END          OUTSTANDING AT THE END
          FUND                  OF PERIOD              OF PERIOD              OF THE PERIOD               YEAR
 NSAT Government                1.752816                1.890916                    10,280                1998
 Bond Fund                      1.613565                1.752816                     8,433                1997
                                1.574158                1.613565                     7,820                1996
                                1.338281                1.574158                     5,714                1995
                                1.396125                1.338281                       971                1994
                                1.286974                1.396125                       632                1993
                                1.204500                1.286974                     1,660                1992
                                1.041986                1.204500                       527                1991
                                1.000000                1.041986                         0                1990

 NSAT Capital                   2.011485                                                                  1998
 Appreciation Fund              1.509879                2.011485                         0                1997
                                1.208468                1.509879                         0                1996
                                1.000000                1.208468                         0                1995

 NSAT Money                     1.313205                1.369307                    55,619                1998
 Market Fund                    1.259556                1.313205                     6,361                1997
                                1.209790                1.259556                    28,915                1996
                                1.155984                1.209790                    14,512                1995
                                1.123427                1.155984                     2,543                1994
                                1.103814                1.123427                         0                1993
                                1.077714                1.103814                         0                1992
                                1.028111                1.077714                         0                1991
                                1.000000                1.028111                         0                1990

 NSAT Total                     3.018448                3.530330                    41,809                1998
                                2.354356                3.018448                    42,827                1997
 Return Fund                    1.950853                2.354356                    19,743                1996
 (formerly                      1.525590                1.950853                    11,766                1995
 "Common                        1.523742                1.525590                     3,996                1994
 Stock Fund")                   1.386859                1.523742                       845                1993
                                1.294230                1.386859                       500                1992
                                0.943464                1.294230                        69                1991
                                1.000000                0.943464                         0                1990



                                   182 of 191

3. The section entitled "PARTICIPANT ACCOUNT MAINTENANCE CHARGE" in the prospectus is amended by adding the following paragraph:


     For Tax-Sheltered Annuity Contracts, Nationwide will make a maximum charge of $15 per participant per year to reimburse Nationwide for certain administrative expenses relating to the maintenance of individual participant records and the mailing of periodic statements to participants. The Contract Maintenance Charges, which are guaranteed never to increase, are designed only to help Nationwide offset such administrative expenses, and such charges will not exceed Nationwide's actual administration expenses under the contracts.

4. The section entitled "SYNOPSIS OF THE CONTRACTS" in the prospectus is amended by adding the following new section:

     PARTICIPANT RIGHTS UNDER TAX-SHELTERED ANNUITY CONTRACTS

         Participant rights under the contract are set forth in the plan, if any, and are described more fully in the Certificate of Participation issued to each participant by Nationwide. The Certificate describes the rights and benefits to which the participant is entitled under the contract. The term contract owner, as used throughout the contract, refers to the purchaser and the holder of the contract. However, the contract owner's rights are limited by the plan, if any, the Internal Revenue Code and applicable regulations. Participant accounts held under the contract shall be non-forfeitable at all times. No amounts payable under the contract with respect to a participant may be sold, assigned, discounted, or pledged as collateral for a loan or as a security for the performance of an obligation or for any other purpose to any person other than Nationwide. In addition, to the extent permitted by law, no such sum shall in any way be subject to legal process requiring the payment of any claim against the payee. Nationwide will accept direction only from the participant except as otherwise specifically provided in the plan, if any. Nationwide shall be entitled to rely on any action taken or omitted by the participant, pursuant to the terms of the contract.

5. The section entitled "CONTRACT SUSPENSION AND TERMINATION" in the prospectus is amended by deleting the last sentence of that section.

6. The section entitled "APPLICATION OF PURCHASE PAYMENTS" in the prospectus is amended by adding the following paragraph at the end:

         With respect to Tax-Sheltered Annuity Contracts, purchase payments for each participant may not exceed the contract's allowable portion of the lesser of the maximum exclusion allowance under Internal Revenue Code Section 403(b), or the elective deferral limits set forth in Internal Revenue Code Section 402(g), except for amounts eligible for rollover, transfer or exchange treatment under the Internal Revenue Code. In no event may the purchase payments exceed the limits described in Internal Revenue Code Section 415. The amount of the purchase payments and earnings thereon in excess of the limits set forth in Internal Revenue Code Section 402(g) ("excess deferrals") shall be returned in accordance with that section to the participant upon written request, without application of the Contingent Deferred Sales Charge, if any, and in accordance with the plan, if any. Nationwide may change the required minimum annual purchase payment to any amount which does not violate the applicable provisions of the Internal Revenue Code.

7. The section entitled "REDEMPTION OF PARTICIPANT ACCOUNTS" in the prospectus is amended by adding the following paragraph at the end:



                                   183 of 191

     With respect to Tax-Sheltered Annuity Contracts, Section 403(b)(11) of the Internal Revenue Code prohibits redemptions of purchase payments made pursuant to a salary reduction agreement (within the meaning of 402(g)(3)(C) of the Internal Revenue Code) before the person reaches age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)), or faces a financial hardship as defined by the plan, or, if no plan is specified, as used in Section 403(b)(11)(B) of the Internal Revenue Code and applicable regulations. This prohibition applies to purchase payments made in years beginning after December 31, 1988, to earnings on those purchase payments, and to earnings on amounts held as of December 31, 1988. Hardship redemptions are limited to the amount of purchase payments attributable to participant elective contributions and earnings on purchase payments held as of December 31, 1988, and may be subject to a 10% tax penalty. The value of contracts issued pursuant to Section 403(b) may be transferred to other contracts of other carriers. However, the exchange, under Section 1035 of the Internal Revenue Code, of a contract which had an accumulated value prior to January 1, 1989, for a new contract may subject the pre-1989 value to the limits of
     Section 403(b)(11). Nationwide issues this contract in reliance upon, and in compliance with, a Securities and Exchange Commission industry-wide no-action letter (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Section 403(b)(11).

8. The section entitled "RETIREMENT PERIOD" in the prospectus is amended by Including the following section:

     REQUIRED DISTRIBUTION FOR TAX-SHELTERED ANNUITY CONTRACTS

     The entire interest of a participant under a contract issued pursuant to Internal Revenue Code Section 403(b) accruing after December 31, 1986, will, notwithstanding anything else contained herein, be distributed to the participant under the Optional Retirement Income Form selected over:

          A. the life of the participant or the lives of the participant and the participant's designated beneficiary; or

          B. a period not extending beyond the life expectancy of the participant or the life expectancy of the participant and the participant's designated beneficiary.

     If the participant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence no later than the first day of April following the calendar year In which the participant attains age 70 1/2 (the Required Beginning Date). In the case of a governmental plan or church plan (as defined in Internal Revenue Code Section 89(i)(4)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the participant retires. Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the participant by the life expectancy of the participant, or the joint and last survivor expectancy of the participant and the participant's designated beneficiary (whichever is applicable). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations. All Optional Retirement Income Forms described in the prospectus must comply with the minimum Distribution and incidental death benefit provision of Internal Revenue Code Section 401(a)(9) and applicable regulations.

9. The section entitled " PARTICIPANT DEATH BEFORE RETIREMENT" in the prospectus is deleted in its entirety and replaced with the following:



                                   184 of 191

     DEATH BENEFIT BEFORE RETIREMENT
     If the participant dies before his or her retirement income commences, generally the entire participant account value must be distributed within five years after the participant's death. There are two exceptions: (1) if payments are to be made to the participant's designated beneficiary and the distributions begin within one year of the participant's death, payments may be extended over the life (or a period not exceeding the life expectancy) of the beneficiary; and (2) if the beneficiary is the surviving spouse and the distributions begin by the time the participant would have reached age 70 1/2, payments may be made over the life (or a period not exceeding life expectancy) of the surviving spouse.

10. References throughout the Prospectus to the "GROUP FIXED FUND RETIREMENT CONTRACT" are hereby changed to "GROUP FIXED TAX DEFERRED ANNUITY CONTRACT."

11. "Appendix A: Objectives for Underlying Mutual Funds" in the prospectus is amended in its entirety by the following underlying mutual funds. These underlying mutual funds are available only to serve as the underlying investment for variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies which may or may not be affiliated. A full description of the underlying mutual funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the prospectuses of the underlying mutual funds, which should be read in conjunction with this prospectus before investing.

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

     American Century Variable Products, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management investment company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

         -AMERICAN CENTURY VP BALANCED

         Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.


                                   185 of 191

         -AMERICAN CENTURY VP CAPITAL APPRECIATION

         Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

         The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective

     DREYFUS STOCK INDEX FUND, INC.

     The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager.

         Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment adviser and provides day-to-day management of the Fund's portfolio.

         Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND ("VIP")
     The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

         -VIP EQUITY-INCOME PORTFOLIO

         Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         -VIP GROWTH PORTFOLIO

         Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in



                                   186 of 191
         securities such as investment-grade bonds, high quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

         -VIP HIGH INCOME PORTFOLIO

         Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed income securities, while also considering growth capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

         - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

         - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

         Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

         -VIP OVERSEAS PORTFOLIO

         Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economics outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")

The Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

         -VIP II ASSET MANAGER PORTFOLIO

         Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

NATIONWIDE SEPARATE ACCOUNT TRUST (NSAT)

Nationwide Separate Account Trust (NSAT) is a diversified and open-end management investment company created under the laws of Massachusetts. The NSAT offers shares in the four separate mutual funds listed below, each with its own investment objectives. Currently, shares of the NSAT will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of the NSAT are managed by Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.

-CAPITAL APPRECIATION FUND

         Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

                                   187 of 191

         -GOVERNMENT BOND FUND

         Investment Objective: To provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

         -MONEY MARKET FUND

         Investment Objective: To seek as high a level of income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

         -TOTAL RETURN FUND

         Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with a certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger Berman Management Incorporated.

         -AMT GROWTH PORTFOLIO

         Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

         -AMT LIMITED MATURITY BOND PORTFOLIO

         Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

         -AMT PARTNERS PORTFOLIO
         Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

12. The section entitled "FEDERAL TAX CONSIDERATIONS" in the prospectus is amended by adding the following paragraphs at the end:
     Recent changes to the Internal Revenue Code permit the rollover of most distributions from qualified plans to other qualified plans, Individual Retirement Accounts, or Individual Retirement Annuities. Most distributions from Tax Sheltered Annuities may be rolled over to other Tax Sheltered



                                   188 of 191

     Annuities, Individual Retirement Accounts or Individual Retirement Annuities. Distributions which may not be rolled over are those which are:

         1. one of series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee, b) the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or c) for a specified period of ten years or more; and

         2.  a required minimum distribution

     Any distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the distribution is transferred directly to a Qualified Plan, Individual Retirement Account, or Individual Retirement Annuity.

You should consult your financial or tax consultant to discuss in detail your particular tax situation and the use of the contracts.


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

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide DC Variable Account:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP


Columbus, Ohio
April 29, 1999

                                   190 of 191

                                   SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE DC VARIABLE ACCOUNT, and the Depositor, Nationwide Life Insurance Company have caused this Post-Effective Amendment to be signed on their behalf in the City of Columbus, and State of Ohio, on this 29th day of April, 1999.

                                            NATIONWIDE DC VARIABLE ACCOUNT
                                   ---------------------------------------------
                                                       (Registrant)
                                             NATIONWIDE LIFE INSURANCE COMPANY
                                   ---------------------------------------------
                                                    (Depositor)

                                                By/s/JOSEPH P. RATH
                                   ---------------------------------------------
                                                  Joseph P. Rath
                                   Vice President- Product and Market Compliance
                                   ---------------------------------------------

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 29th day of April, 1999.

              SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
---------------------------------------
Lewis J. Alphin
A. I. BELL                                             Director
---------------------------------------
A. I. Bell
KENNETH D. DAVIS                                       Director
---------------------------------------
Kenneth D. Davis
KEITH W. ECKEL                                         Director
---------------------------------------
Keith W. Eckel
WILLARD J. ENGEL                                       Director
---------------------------------------
Willard J. Engel
FRED C. FINNEY                                         Director
---------------------------------------
Fred C. Finney
JOSEPH J. GASPER                            President and Chief Operating
---------------------------------------
Joseph J. Gasper                                 Officer and Director
DIMON R. MCFERSON                            Chairman and Chief Executive
---------------------------------------
Dimon R. McFerson                                Officer and Director
DAVID O. MILLER                               Chairman of the Board and
---------------------------------------
David O. Miller                                        Director
YVONNE L. MONTGOMERY                                   Director
---------------------------------------
Yvonne L. Montgomery
ROBERT A. OAKLEY                           Executive Vice President - Chief
---------------------------------------
Robert A. Oakley                                  Financial Officer
RALPH M. PAIGE                                         Director
---------------------------------------
Ralph M. Paige
JAMES F. PATTERSON                                     Director
---------------------------------------
James F. Patterson
ARDEN L. SHISLER                                       Director                        By /s/ JOSEPH P. RATH
---------------------------------------                                         -------------------------------------
Arden L. Shisler                                                                           Joseph P. Rath
ROBERT L. STEWART                                      Director                           Attorney-in-Fact
---------------------------------------
Robert L. Stewart
NANCY C. THOMAS                                        Director
---------------------------------------
Nancy C. Thomas


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